Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	AVIV REIT, INC.
Entity Central Index Key	0001499686
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	Amendment number 1
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Entity Registrant Name	Aviv Healthcare Properties L.P.
Entity Central Index Key	0001519120
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	Amendment number 1

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Real estate investments:
Land	$ 102,925,122	$ 76,466,020
Buildings and improvements	777,249,381	613,226,163
Construction in progress	28,293,083	2,580,110
Assets under direct financing leases	10,916,181	10,777,184
Total real estate investments, at cost	919,383,767	703,049,477
Less accumulated depreciation	(96,796,028)	(75,948,944)
Net real estate investments	822,587,739	627,100,533
Cash and cash equivalents	40,862,023	13,029,474
Straight-line rent receivable, net	29,926,203	30,660,773
Tenant receivables, net	6,007,800	1,168,842
Deferred finance costs, net	13,142,330	9,957,636
Secured loan receivables, net	33,031,117	36,610,638
Other assets	5,864,045	12,872,323
Total assets	951,421,257	731,400,219
Liabilities and equity
Senior notes payable and other debt	600,473,578	440,575,916
Accounts payable and accrued expenses	18,124,167	6,012,809
Tenant security and escrow deposits	15,739,917	13,658,384
Other liabilities	34,824,629	25,996,492
Deferred contribution	35,000,000	0
Total liabilities	704,162,291	486,243,601
Stockholders' equity
Common stock (par value $0.01; 262,237 and 227,002 shares outstanding, respectively)	2,622	2,270
Additional paid-in-capital	264,960,352	223,838,999
Accumulated deficit	(21,382,823)	(2,261,839)
Accumulated other comprehensive (loss) income	(1,867,759)	2,188,155
Total stockholders' equity	241,712,392	223,767,585
Noncontrolling interests	5,546,574	21,389,033
Total equity	247,258,966	245,156,618
Total liabilities and equity	951,421,257	731,400,219
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Real estate investments:
Land	102,925,122	76,466,020
Buildings and improvements	777,249,381	613,226,163
Construction in progress	28,293,083	2,580,110
Assets under direct financing leases	10,916,181	10,777,184
Total real estate investments, at cost	919,383,767	703,049,477
Less accumulated depreciation	(96,796,028)	(75,948,944)
Net real estate investments	822,587,739	627,100,533
Cash and cash equivalents	39,203,727	13,028,474
Straight-line rent receivable, net	29,926,203	30,660,773
Tenant receivables, net	6,007,800	1,168,842
Deferred finance costs, net	13,142,330	9,957,636
Secured loan receivables, net	33,031,117	36,610,638
Other assets	5,864,045	12,872,323
Total assets	949,762,961	731,399,219
Liabilities and equity
Senior notes payable and other debt	600,473,578	440,575,916
Accounts payable and accrued expenses	18,124,167	6,012,809
Tenant security and escrow deposits	15,739,917	13,658,384
Other liabilities	33,167,333	25,996,492
Deferred contribution	35,000,000	0
Total liabilities	702,504,995	486,243,601
Stockholders' equity
Partners' equity	250,555,308	241,061,186
Accumulated other comprehensive (loss) income	(3,297,342)	4,094,432
Total equity	247,257,966	245,155,618
Total liabilities and equity	$ 949,762,961	$ 731,399,219

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	262,237	227,002

Consolidated Statement of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Rental income	$ 91,011,558	$ 84,097,016	$ 80,979,544
Interest on secured loans	5,193,144	5,171,971	3,442,147
Interest and other income	843,794	133,286	466,177
Total revenues	97,048,496	89,402,273	84,887,868
Expenses
Interest expense	38,666,855	23,729,753	27,068,578
Depreciation and amortization	20,271,762	17,246,373	16,919,529
General and administrative	11,422,407	9,822,647	7,557,800
Transaction costs	5,493,099	1,578,225	7,441,382
Loss on impairment	5,232,805	96,000
Reserve for uncollectible secured loan receivables	1,512,305	750,000
Change in fair value of derivatives		(2,931,309)	(6,987,825)
Gain on sale of assets, net	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	3,806,513	2,295,562
Other expenses	266,902
Total expenses	85,501,657	52,075,699	51,999,464
Income from continuing operations	11,546,839	37,326,574	32,888,404
Discontinued operations	(233,715)	656,146	792,227
Net income	11,313,124	37,982,720	33,680,631
Distributions and accretion on Class E Preferred Units		(17,371,893)	(14,569,875)
Net income allocable to common units of Partnership/noncontrolling interests	(5,107,353)	(16,779,731)	(19,110,756)
Net income allocable to stockholders	6,205,771	3,831,096
Net income	11,313,124	37,982,720	33,680,631
Unrealized loss (gain) on derivative instruments	(7,391,774)	4,094,432
Total comprehensive income	3,921,350	42,077,152
Net income allocable to stockholders	6,205,771	3,831,096
Unrealized (loss) gain on derivative instruments, net of noncontrolling interest portion of $3,335,860 and $1,906,277, respectively	(4,055,914)	2,188,155
Total comprehensive income allocable to stockholders	2,149,857	6,019,251
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Revenues
Rental income	91,011,558	84,097,016	80,979,544
Interest on secured loans	5,193,144	5,171,971	3,442,147
Interest and other income	843,794	133,286	466,177
Total revenues	97,048,496	89,402,273	84,887,868
Expenses
Interest expense	38,666,855	23,729,753	27,068,578
Depreciation and amortization	20,271,762	17,246,373	16,919,529
General and administrative	11,422,407	9,822,647	7,557,800
Transaction costs	5,439,099	1,578,225	7,441,382
Loss on impairment	5,232,805	96,000
Reserve for uncollectible secured loan receivables	1,512,305	750,000
Change in fair value of derivatives		(2,931,309)	(6,987,825)
Gain on sale of assets, net	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	3,806,513	2,295,562
Other expenses	266,902
Total expenses	85,501,657	52,075,699	51,999,464
Income from continuing operations	11,546,839	37,326,574	32,888,404
Discontinued operations	(233,715)	656,146	792,227
Net income	11,313,124	37,982,720	33,680,631
Distributions and accretion on Class E Preferred Units		(17,371,893)	(14,569,875)
Net income allocable to common units of Partnership/noncontrolling interests		(241,622)	(221,154)
Net income allocable to stockholders	11,313,124	20,369,205	18,889,602
Net income	11,313,124	37,982,720	33,680,631
Unrealized loss (gain) on derivative instruments	(7,391,774)	4,094,432
Total comprehensive income	3,921,350	42,077,152
Net income allocable to stockholders	$ 11,313,124	$ 20,369,205	$ 18,889,602

Statements of Operations and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations and Comprehensive Income [Abstract]
Unrealized (loss) gain on derivative instruments attributable to noncontrolling interest	$ 3,335,860	$ 1,906,277

Consolidated Statement of Changes in Equity (USD $)	Total	Common Stock	Additional Paid-In-Capital	Accumulated Deficit	Partner's equity	Other Comprehensive income (Loss)	Total Stockholders' Equity	Noncontrolling Interests	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES Partner's equity	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES Other Comprehensive income (Loss)	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES Noncontrolling Interests
Balance at Dec. 31, 2008	$ 77,871,192	$ 0	$ 0	$ 0	$ 76,915,331	$ 0	$ 0	$ 955,861	$ 77,871,192	$ 76,915,331	$ 0	$ 955,861
Balance, shares at Dec. 31, 2008		0
Net income	33,680,631				33,459,477			221,154	33,680,631	33,459,477		221,154
Issuance of warrants	8,399,117				8,399,117				8,399,117	8,399,117
Non-cash stock (unit)-based compensation	406,000				406,000				406,000	406,000
Distributions to partners and accretion on Class E Preferred Units and other	(45,794,832)				(45,794,832)				(45,794,832)	(45,794,832)
Balance at Dec. 31, 2009	74,562,108	0	0	0	73,385,093	0	0	1,177,015	74,562,108	73,385,093		1,177,015
Balance, shares at Dec. 31, 2009		0
Net income	30,814,048				30,583,743		6,205,771	230,305
Non-cash stock (unit)-based compensation	304,500				304,500
Distributions to partners and accretion on Class E Preferred Units and other	(68,635,411)				(68,635,411)
Capital contributions	268,902							268,902
Redemption of warrants	(17,001,453)				(17,001,453)
Reclassification of equity at Merger date					(18,636,472)			18,636,472
Balance at Sep. 30, 2010
Balance at Dec. 31, 2009	74,562,108	0	0	0		0			74,562,108	73,385,093	0	1,177,015
Balance, shares at Dec. 31, 2009		0
Net income	37,982,720								37,982,720	37,741,098		241,622
Non-cash stock (unit)-based compensation	1,327,498								1,631,998	1,631,998
Distributions to partners and accretion on Class E Preferred Units and other									(79,980,308)	(79,980,308)
Capital contributions									223,866,121	223,597,219		268,902
Redemption of warrants									(17,001,453)	(17,001,453)
Unrealized loss (gain) on derivative instruments	4,094,432								4,094,432		4,094,432
Capital contributions of noncontrolling interests										1,687,539		(1,687,539)
Balance at Dec. 31, 2010	245,156,618				0				245,155,618	241,061,186	4,094,432	0
Balance, shares at Dec. 31, 2010	227,002
Balance at Sep. 17, 2010	20,312,694	0	0	0	0	0	0	20,312,694
Balance, shares at Sep. 17, 2010		0
Net income	7,168,672			3,831,096			3,831,096	3,337,576
Non-cash stock (unit)-based compensation			337,598				337,598	989,900
Distributions to partners	(5,251,962)							(5,251,962)
Capital contributions	235,073,990	2,270	234,977,172				234,979,442	94,548
Capital contributions, shares		227,002
Cost of raising capital	(11,475,771)		(11,475,771)				(11,475,771)
Unrealized loss (gain) on derivative instruments	4,094,432					2,188,155	2,188,155	1,906,277
Dividends to stockholders	(6,092,935)			(6,092,935)			(6,092,935)
Balance at Dec. 31, 2010	245,156,618	2,270	223,838,999	(2,261,839)	0	2,188,155	223,767,585	21,389,033	245,155,618	241,061,186	4,094,432
Balance, shares at Dec. 31, 2010	227,002	227,002
Net income	11,313,124			6,205,771				5,107,353	11,313,124	11,313,124
Non-cash stock (unit)-based compensation	1,971,905		1,121,705				1,121,705	850,200	1,971,905	1,971,905
Distributions to partners	(18,883,909)							(18,883,909)	(44,210,664)	(44,210,664)
Capital contributions	40,419,757	352	39,999,648				40,000,000	419,757	40,419,757	40,419,757
Capital contributions, shares		35,235
Unrealized loss (gain) on derivative instruments	(7,391,774)					(4,055,914)	(4,055,914)	(3,335,860)	(7,391,774)		(7,391,774)
Dividends to stockholders	(25,326,755)			(25,326,755)			(25,326,755)
Balance at Dec. 31, 2011	$ 247,258,966	$ 2,622	$ 264,960,352	$ (21,382,823)	$ 0	$ (1,867,759)	$ 241,712,392	$ 5,546,574	$ 247,257,966	$ 250,555,308	$ (3,297,342)	$ 0
Balance, shares at Dec. 31, 2011	262,237	262,237

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 11,313,124	$ 37,982,720	$ 33,680,631
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	20,847,084	17,853,799	17,527,656
Amortization of deferred financing costs	2,664,934	1,008,059	550,327
Accretion of debt premium	(197,873)
Change in fair value of derivatives		(2,931,309)	(6,987,825)
Straight-line rental loss (income), net	466,595	(3,056,430)	(6,388,600)
Rental income from intangible amortization, net	(1,365,836)	(3,681,109)	(2,097,655)
Non-cash stock (unit)-based compensation	1,971,905	1,631,998	406,000
Gain on sale of assets, net	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	3,806,513	1,437,233
Loss on impairment	6,091,721	96,000
Reserve for uncollectible secured loan receivables	1,426,149	750,000
Accretion of earn-out provision for previously acquired real estate investments	266,902
Changes in assets and liabilities:
Due from related parties		15,816	10,000
Tenant receivables	(6,103,511)	(317,123)	(365,523)
Other assets	2,596,091	177,666	3,022,578
Accounts payable and accrued expenses	6,146,173	3,357,961	145,652
Tenant security deposits and other liabilities	3,329,333	866,527	1,141,304
Due to related parties			(602,253)
Net cash provided by operating activities	52,088,313	54,680,256	40,042,292
Investing activities
purchase of real estate investments	(181,214,201)	(54,884,043)	(16,375,694)
Proceeds from sales of real estate investments	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments		(9,600,731)
Capital improvements and other developments	(30,769,934)	(7,883,130)	(13,507,673)
Secured loan receivables received from (funded to) others, net	3,417,924	(6,834,568)	(8,609,528)
Net cash used in investing activities	(207,056,211)	(75,116,647)	(38,492,895)
Financing activities
Borrowings of debt	404,928,032	442,789,570	35,651,073
Repayment of debt	(244,832,497)	(482,522,690)	(19,091,756)
Payment of financing costs	(9,607,704)	(10,567,931)	(102,803)
Payment for swap termination		(3,380,160)
Capital contributions	40,419,757	235,342,892
Deferred contribution	35,000,000
Cost of raising capital		(11,475,771)
Proceeds from issuance of warrants			8,399,117
Net proceeds from issuance of Class E Preferred Units			17,898,975
Cash distributions to partners	(19,484,658)	(36,658,452)	(38,122,989)
Cash dividends to stockholders	(23,622,483)
Net cash provided by financing activities	182,800,447	17,923,358	4,631,617
Net increase (decrease) in cash and cash equivalents	27,832,549	(2,513,033)	6,181,014
Cash and cash equivalents:
Beginning of year	13,029,474	15,542,507	9,361,493
End of year	40,862,023	13,029,474	15,542,507
Supplemental cash flow information
Cash paid for interest	29,025,490	20,983,000	27,771,260
Supplemental disclosure of noncash activity
Accrued dividends payable to stockholders	8,383,836	6,092,935
Accrued distributions payable to partners	4,646,091	5,246,840	3,650,000
Write-off of straight-line rent receivable, net	7,093,438	3,367,164
Write-off of in-place lease intangibles, net	35,536	1,392,034
Write-off of deferred financing costs, net	3,806,513	1,235,969
Write-off debt discount		202,307
Class E Preferred Units
Financing activities
Payment for redemption of preferred units		(92,001,451)
Class F Preferred Units
Financing activities
Payment for redemption of preferred units		(23,602,649)
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Operating activities
Net income	11,313,124	37,982,720	33,680,631
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	20,847,084	17,853,799	17,527,656
Amortization of deferred financing costs	2,664,934	1,008,059	550,327
Accretion of debt premium	(197,873)
Change in fair value of derivatives		(2,931,309)	(6,987,825)
Straight-line rental loss (income), net	466,595	(3,056,430)	(6,388,600)
Rental income from intangible amortization, net	(1,365,836)	(3,681,109)	(2,097,655)
Non-cash stock (unit)-based compensation	1,971,905	1,631,998	406,000
Gain on sale of assets, net	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	3,806,513	1,437,233
Loss on impairment	6,091,721	96,000
Reserve for uncollectible secured loan receivables	1,426,149	750,000
Accretion of earn-out provision for previously acquired real estate investments	266,902
Changes in assets and liabilities:
Due from related parties		15,816	10,000
Tenant receivables	(6,103,511)	(317,123)	(365,523)
Other assets	2,596,091	177,666	3,022,578
Accounts payable and accrued expenses	6,146,173	3,357,961	145,652
Tenant security deposits and other liabilities	1,672,037	866,527	1,141,304
Due to related parties			(602,253)
Net cash provided by operating activities	50,431,017	54,680,256	40,042,292
Investing activities
purchase of real estate investments	(181,214,201)	(54,884,043)	(16,375,694)
Proceeds from sales of real estate investments	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments		(9,600,731)
Capital improvements and other developments	(30,769,934)	(7,883,130)	(13,507,673)
Secured loan receivables received from (funded to) others, net	3,417,924	(6,834,568)	(8,609,528)
Net cash used in investing activities	(207,056,211)	(75,116,647)	(38,492,895)
Financing activities
Borrowings of debt	404,928,032	442,789,570	35,651,073
Repayment of debt	(244,832,497)	(482,522,690)	(19,091,756)
Payment of financing costs	(9,607,704)	(10,567,931)	(102,803)
Payment for swap termination		(3,380,160)
Capital contributions	40,419,757	233,866,121
Deferred contribution	35,000,000
Proceeds from issuance of warrants			8,399,117
Net proceeds from issuance of Class E Preferred Units			17,898,975
Cash distributions to partners	(43,107,141)	(36,658,452)	(38,122,989)
Net cash provided by financing activities	182,800,447	17,922,358	4,631,617
Net increase (decrease) in cash and cash equivalents	26,175,253	(2,514,033)	6,181,014
Cash and cash equivalents:
Beginning of year	13,028,474	15,542,507	9,361,493
End of year	39,203,727	13,028,474	15,542,507
Supplemental cash flow information
Cash paid for interest	29,025,490	20,983,000	27,771,260
Supplemental disclosure of noncash activity
Accrued distributions payable to partners	13,029,927	11,339,775	3,650,000
Write-off of straight-line rent receivable, net	7,093,438	3,367,164
Write-off of in-place lease intangibles, net	35,536	1,392,034
Write-off of deferred financing costs, net	3,806,513	1,235,969
Write-off debt discount		202,307
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES | Class E Preferred Units
Financing activities
Payment for redemption of preferred units		(92,001,451)
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES | Class F Preferred Units
Financing activities
Payment for redemption of preferred units		$ (23,602,649)

Description of Operations and Formation	12 Months Ended
Dec. 31, 2011
Description of Operations and Formation

1. Description of Operations and Formation

Aviv REIT, Inc., a Maryland corporation, and Subsidiaries (the REIT) is the sole general partner of Aviv Healthcare Properties Limited Partnership, a Delaware limited partnership, and Subsidiaries (the Partnership). The Partnership is a majority owned subsidiary that owns all of the real estate properties. In these footnotes, the Company refers generically to Aviv REIT, Inc., the Partnership, and their subsidiaries. The Partnership was formed in 2005 and directly or indirectly owned or leased 223 properties, principally skilled nursing facilities, across the United States at December 31, 2011. The Company generates the majority of its revenues by entering into long-term triple-net leases with qualified local, regional, and national operators. In addition to the base rent, leases provide for operators to pay the Company an ongoing escrow for real estate taxes. Furthermore, all operating and maintenance costs of the buildings are the responsibility of the operators. Substantially all depreciation expense reflected in the consolidated statements of operations and comprehensive income relates to the ownership of real estate properties. The Company manages its business as a single business segment as defined in Accounting Standards Codification (ASC) 280, Segment Reporting.

The Partnership is the general partner of Aviv Healthcare Properties Operating Partnership I, L.P. (the Operating Partnership), a Delaware limited partnership, and Aviv Healthcare Capital Corporation, a Delaware company. The Operating Partnership has five wholly owned subsidiaries: Aviv Financing I, LLC (Aviv Financing I), a Delaware limited liability company; Aviv Financing II, LLC (Aviv Financing II), a Delaware limited liability company; Aviv Financing III, LLC (Aviv Financing III), a Delaware limited liability company; Aviv Financing IV, LLC (Aviv Financing IV), a Delaware limited liability company; and Aviv Financing V, LLC (Aviv Financing V), a Delaware limited liability company.

On September 17, 2010, the predecessor to the Partnership entered into an agreement (the Merger Agreement), by and among the REIT, Aviv Healthcare Merger Sub LP, a Delaware limited partnership of which the REIT is the general partner (Merger Sub), Aviv Healthcare Merger Sub Partner LLC, a Delaware limited liability company and a wholly owned subsidiary of the REIT, and the predecessor to the Partnership. Pursuant to the Merger Agreement, the predecessor to the Partnership merged (the Merger) with and into Merger Sub, with Merger Sub continuing as the surviving entity with the identical name (the Surviving Partnership). Following the Merger, the REIT remains as the sole general partner of the Surviving Partnership and the Surviving Partnership, as the successor to the predecessor to the Partnership, became the general partner of the Operating Partnership.

All of the business, assets and operations will continue to be held by the Operating Partnership and its subsidiaries. The REIT’s equity interest in the Surviving Partnership will be linked to future investments in the REIT, such that future equity issuances by the REIT (pursuant to the Stockholders Agreement, the REIT’s management incentive plan or otherwise as agreed between the parties) will result in a corresponding increase in the REIT’s equity interest in the Surviving Partnership. The REIT is authorized to issue 2 million shares of common stock (par value $0.01) and 1,000 shares of preferred stock (par value $1,000). As a result of the common control of the REIT (which was newly formed) and the predecessor to the Partnership, the Merger, for accounting purposes, did not result in any adjustment to the historical carrying value of the assets or liabilities of the Partnership. The REIT was funded in September 2010 with approximately $235 million from its stockholders. The REIT contributed the net proceeds of its capital raise to the Partnership in exchange for Class G Units in the Partnership. Periods prior to September 17, 2010 represent the results of operations and financial condition of the Partnership, as predecessor to the Company. On January 4, 2011, an additional 8,895 shares of common stock were issued by the REIT in connection with a $10 million equity contribution by the REIT’s stockholders on January 25, 2011. An additional 26,340 shares of common stock were issued by the REIT on October 28, 2011 concurrent with a $30 million equity contribution by the REIT’s stockholders. At December 31, 2011, there were 262,237 shares of common stock and 125 shares of preferred stock outstanding. An additional 30,730 shares of common stock were issued by the REIT on January 23, 2012 in connection with a $35 million equity contribution by the REIT’s stockholders on December 27, 2011. The contribution received prior to year end and the issuance of the shares is recognized as a liability as of December 31, 2011 as the shares of common stock were not issued until after December 31, 2011. Dividends on each outstanding share of preferred stock accrue on a daily basis at the rate of 12.5% per annum of the sum of $1,000 plus all accumulated and unpaid dividends thereon which are in arrears. The REIT makes annual distributions on the preferred shares in the aggregate amount of $15,625 per year. With respect to the payment of dividends or other distributions and the distribution of the REIT’s assets upon dissolution, liquidation, or winding up, the preferred stock will be senior to all other classes and series of stock of the REIT. The preferred stock has not been shown separately in the consolidated balance sheets, is immaterial, and included in additional paid-in-capital.

The operating results of the Partnership are allocated based upon the respective economic interests therein. As of December 31, 2011, the REIT owned 57.0% of the Partnership. The REIT weighted-average ownership of the Partnership for the year ended December 31, 2011 was 54.9%. On December 27, 2011 the REIT’s stockholders contributed $35 million to the REIT, which was further contributed to the Partnership, increasing the REIT ownership of the Partnership to 59.7% in January 2012.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Description of Operations and Formation

1. Description of Operations and Formation

Aviv Healthcare Properties Limited Partnership, a Delaware limited partnership, and Subsidiaries (the Partnership) was formed in 2005 and directly or indirectly owned or leased 223 properties, principally skilled nursing facilities, across the United States at December 31, 2011. The Partnership generates the majority of its revenues by entering into long-term triple-net leases with qualified local, regional, and national operators. In addition to the base rent, leases provide for operators to pay the Partnership an ongoing escrow for real estate taxes. Furthermore, all operating and maintenance costs of the buildings are the responsibility of the operators. Substantially all depreciation expense reflected in the consolidated statements of operations and comprehensive income relates to the ownership of real estate properties. The Partnership manages its business as a single business segment as defined in Accounting Standards Codification (ASC) 280, Segment Reporting.

The Partnership is the general partner of Aviv Healthcare Properties Operating Partnership I, L.P. (the Operating Partnership), a Delaware limited partnership, and Aviv Healthcare Capital Corporation, a Delaware company. The Operating Partnership has five wholly owned subsidiaries: Aviv Financing I, LLC (Aviv Financing I), a Delaware limited liability company; Aviv Financing II, LLC (Aviv Financing II), a Delaware limited liability company; Aviv Financing III, LLC (Aviv Financing III), a Delaware limited liability company; Aviv Financing IV, LLC (Aviv Financing IV), a Delaware limited liability company; and Aviv Financing V, LLC (Aviv Financing V), a Delaware limited liability company.

On September 17, 2010, the predecessor to the Partnership entered into an agreement (the Merger Agreement), by and among Aviv REIT, Inc. (the REIT), a Maryland corporation, Aviv Healthcare Merger Sub LP (Merger Sub), a Delaware limited partnership of which the REIT is the general partner, Aviv Healthcare Merger Sub Partner LLC, a Delaware limited liability company and a wholly owned subsidiary of the REIT, and the Partnership. Effective on such date, the REIT is the sole general partner of the Partnership. Pursuant to the Merger Agreement, the predecessor to the Partnership merged (the Merger) with and into Merger Sub, with Merger Sub continuing as the surviving entity with the identical name (the Surviving Partnership). Following the Merger, the REIT remains as the sole general partner of the Surviving Partnership and the Surviving Partnership, as the successor to the predecessor to the Partnership, became the general partner of the Operating Partnership.

All of the business, assets and operations will continue to be held by the Operating Partnership and its subsidiaries. The REIT’s equity interest in the Surviving Partnership will be linked to future investments in the REIT, such that future equity issuances by the REIT (pursuant to the Stockholders Agreement, the REIT’s management incentive plan or otherwise as agreed between the parties) will result in a corresponding increase in the REIT’s equity interest in the Surviving Partnership. The REIT is authorized to issue 2 million shares of common stock (par value $0.01) and 1,000 shares of preferred stock (par value $1,000). At December 31, 2011, there are 262,237 shares of common stock and 125 shares of preferred stock outstanding.

As a result of the common control of the REIT (which was newly formed) and the predecessor to the Partnership, the Merger, for accounting purposes, did not result in any adjustment to the historical carrying value of the assets or liabilities of the Partnership. The REIT was funded in September 2010 with approximately $235 million from its stockholders, and such amounts, net of costs, was contributed to the Partnership in September 2010 in exchange for Class G Units in the Partnership. An additional $10 million and $30 million were contributed by the REIT’s stockholders on January 25, 2011 and October 28, 2011, respectively. Subsequently, an additional $35 million was contributed by the REIT’s stockholders on December 27, 2011. The contribution received prior to year end and the issuance of the shares is recognized as a liability as of December 31, 2011 as the shares of common stock were not issued until after December 31, 2011. As of December 31, 2011, the REIT owned 57.01% of the Partnership. The REIT’s weighted average ownership of the Partnership for the year ended December 31, 2011 was 54.9%. On December 27, 2011, the REIT’s stockholders contributed $35 million to the REIT which was further contributed to the Partnership, increasing the REIT’s ownership of the Partnership to 59.7% in January 2012.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the REIT, the Partnership, the Operating Partnership, and all controlled subsidiaries. The Company considers itself to control an entity if it is the majority owner of and has voting control over such entity or the power to control a variable interest entity. The portion of the net income or loss attributed to third parties is reported as net income allocable to noncontrolling interests on the consolidated statements of operations and comprehensive income, and such parties’ portion of the net equity in such subsidiaries is reported on the consolidated balance sheets as noncontrolling interests. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less. The Company maintains cash and cash equivalents in United States banking institutions that exceed amounts insured by the Federal Deposit Insurance Corporation. The Company believes the risk of loss from exceeding this insured level is minimal.

Real Estate Investments

The Company periodically assesses the carrying value of real estate investments and related intangible assets in accordance with ASC 360, Property, Plant, and Equipment (ASC 360), to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. In the event impairment in value occurs and a portion of the carrying amount of the real estate investments will not be recovered in part or in whole, a provision will be recorded to reduce the carrying basis of the real estate investments and related intangibles to their estimated fair value. The estimated fair value of the Company’s real estate investments is determined by using customary industry standard methods that include discounted cash flow and/or direct capitalization analysis. As part of the impairment evaluation during 2011, three buildings were impaired for approximately $6.1 million to reflect the difference between the book value and the fair value (Level 3) including $0.9 million included in discontinued operations. As part of the impairment evaluation during 2010, a building in Hometown, Texas was impaired for $96,000 to reflect the difference between the book value and fair value (Level 3). The property was sold on December 31, 2010, with an immaterial gain subsequent to the impairment of $96,000 previously taken. The impairment evaluation during 2009 did not result in any recognition of impairment.

Buildings and building improvements are recorded at cost and have been assigned estimated 40-year lives and are depreciated on the straight-line method. Personal property, furniture, and equipment have been assigned estimated lives ranging from 7 to 10 years and are depreciated on the straight-line method.

The Company may advance monies to its lessees for the purchase, generally, of furniture, fixtures, or equipment or other purposes. Required minimum lease payments due from the lessee increase to provide for the repayment of such amounts over a stated term. These advances in the instance where the depreciable life of the newly purchased asset is less than the remaining lease term are reflected as secured loan receivables on the consolidated balance sheets, and the incremental lease payments are bifurcated between principal and interest over the stated term. In the instance where the depreciable life of the newly purchased assets is longer than the remaining lease term, the purchase is recorded as property. In other instances, explicit secured loans are made to lessees for working capital and other funding needs and provide for monthly principal and interest payments generally ranging from 5 to 10 years.

Purchase Accounting

The Company allocates the purchase price of facilities between net tangible and identified intangible assets acquired and liabilities assumed, the Company makes estimates of the fair value of the tangible and intangible assets and acquired liabilities using information obtained from multiple sources as a result of preacquisition due diligence, marketing, leasing activities of the Company’s diverse operator base, industry surveys of critical valuation metrics such as capitalization rates, discount rates and leasing rates and appraisals obtained as a requirement of the Mortgage (Level 3). The Company allocates the purchase price of facilities to net tangible and identified intangible assets acquired based on their fair values in accordance with the provisions of ASC 805, Business Combinations (ASC 805). The determination of fair value involves the use of significant judgment and estimation.

The Company determines fair values as follows:

•	Other assets acquired and other liabilities assumed are valued at stated amounts, which approximate fair value.

•	Real estate investments are valued using discounted cash flow projections that assume certain future revenue and costs and consider capitalization and discount rates using current market conditions.

•	The Company allocates the purchase price of facilities to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values.

•	Assumed debt balances are valued at fair value, with the computed discount/premium amortized over the remaining term of the obligation.

The Company determines the value of land either based on real estate tax assessed values in relation to the total value of the asset, internal analyses of recently acquired and existing comparable properties within the Company’s portfolio, or third party appraisals. The fair value of in-place leases, if any, reflects: (i) above and below-market leases, if any, determined by discounting the difference between the estimated current market rent and the in-place rentals, the resulting intangible asset or liability of which is amortized to rental revenue over the remaining life of the associated lease plus any fixed rate renewal periods if applicable; (ii) the estimated value of the cost to obtain operators, including operator allowances, operator improvements, and leasing commissions, which is amortized over the remaining life of the associated lease; and (iii) an estimated value of the absorption period to reflect the value of the rents and recovery costs foregone during a reasonable lease-up period as if the acquired space was vacant, which is amortized over the remaining life of the associated lease. The Company also estimates the value of operator or other customer relationships acquired by considering the nature and extent of existing business relationships with the operator, growth prospects for developing new business with such operator, such operator’s credit quality, expectations of lease renewals with such operator, and the potential for significant, additional future leasing arrangements with such operator. The Company amortizes such value, if any, over the expected term of the associated arrangements or leases, which would include the remaining lives of the related leases. The amortization is included in the consolidated statements of operations and comprehensive income in rental income.

Prior to the Merger on September 17, 2010, Aviv Asset Management, L.L.C. (AAM) was a nonconsolidated management company to the Partnership based on the application of appropriate accounting guidance (as discussed in Footnote 12). Upon the Merger, AAM became a consolidated entity of the Company and is presented as such for all periods included herein with all periods shown at historical cost (carryover basis with no adjustments to fair value). This treatment is in accordance with ASC 805 due to the fact that AAM was under common control prior and subsequent to the Merger.

Revenue Recognition

Rental income is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured. Differences between rental income earned and amounts due under the lease are charged or credited, as applicable, to straight-line rent receivable, net. Income recognized from this policy is titled straight-line rental income. Additional rents from expense reimbursements for insurance, real estate taxes, and certain other expenses are recognized in the period in which the related expenses are incurred and the net impact is reflected in rental income on the consolidated statements of operations and comprehensive income.

Below is a summary of the components of rental income for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
Cash rental income	$89,735,803	$77,339,853	$72,656,847
Straight-line rental (loss) income	(90,081)	3,076,054	6,225,042
Rental income from intangible amortization	1,365,836	3,681,109	2,097,655

Total rental income	$91,011,558	$84,097,016	$80,979,544

During the years ended December 31, 2011 and 2010, straight-line rental (loss) income includes a write-off (expense) of straight-line rent receivable, net of approximately $7.1 million and $3.4 million, respectively, due to the early termination of leases and replacement of operators.

Lease Accounting

The Company, as lessor, makes a determination with respect to each of its leases whether they should be accounted for as operating leases or direct financing leases. The classification criteria is based on estimates regarding the fair value of the leased facilities, minimum lease payments, effective cost of funds, the economic life of the facilities, the existence of a bargain purchase option, and certain other terms in the lease agreements. Payments received under operating leases are accounted for in the statements of operations and comprehensive income as rental income for actual rent collected plus or minus a straight-line adjustment for estimated minimum lease escalators. Assets subject to operating leases are reported as real estate investments in the consolidated balance sheets. For facilities leased as direct financing arrangements, an asset equal to the Company’s net initial investment is established on the balance sheet titled assets under direct financing leases. Payments received under the financing lease are bifurcated between interest income and principal amortization to achieve a consistent yield over the stated lease term using the interest method. Principal amortization (accretion) is reflected as an adjustment to the asset subject to a financing lease. Such accretion was approximately $0.1 million, $0.1 million, and $0.2 million for the years ended December 31, 2011, 2010, and 2009, respectively.

All of the Company’s leases contain fixed or formula-based rent escalators. To the extent that the escalator increases are tied to a fixed index or rate, lease payments are accounted for on a straight-line basis over the life of the lease.

Deferred Finance Costs

Deferred finance costs are being amortized using the straight-line method, which approximates the interest method, over the term of the respective underlying debt agreement.

Secured Loan Receivables

Secured loan receivables consist of capital improvement loans and secured loans to operators. Capital improvement loans represent the financing provided by the Company to the operator to acquire furniture, fixtures, and equipment while the operator is operating the facility. Secured loans to operators represent financing provided by the Company to operators for working capital needs. Secured loan receivables are carried at their principal amount outstanding. Management periodically evaluates outstanding secured loans and notes receivable for collectability. When management identifies potential loan impairment indicators, such as nonpayment under the loan documents, impairment of the underlying collateral, financial difficulty of the operator, or other circumstances that may impair full execution of the loan documents, and management believes it is probable that all amounts will not be collected under the contractual terms of the loan, the loan is written down to the present value of the expected future cash flows. Loan impairment is monitored via a quantitative and qualitative analysis including credit quality indicators. As of December 31, 2011, and 2010, respectively, secured loan receivable reserves amounted to approximately $2.2 million and $0.8 million, respectively. No other circumstances exist that would suggest that additional reserves are necessary at the balance sheet dates.

Stock-Based Compensation

The Company follows ASC 718, Stock Compensation (ASC 718), which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statements of operations and comprehensive income based on their grant date fair values. On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. A pro- rata allocation of non-cash stock-based compensation expense is made to the Company and noncontrolling interests for awards granted under the Plan. The Plan’s non-cash stock-based compensation expense by the Company through December 31, 2011 is summarized in Footnote 9.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures (ASC 820), establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets;

•

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company’s interest rate swaps are valued using models developed by the respective counterparty that use as their basis readily observable market parameters and are classified within Level 2 of the valuation hierarchy.

Cash and cash equivalents and derivative financial instruments are reflected in the accompanying consolidated balance sheets at amounts considered by management to reasonably approximate fair value. Management estimates the fair value of its long-term debt using a discounted cash flow analysis based upon the Company’s current borrowing rate for debt with similar maturities and collateral securing the indebtedness. The Company had outstanding senior notes payable and other debt obligations with a carrying value of approximately $600.5 million and $440.6 million as of December 31, 2011 and 2010, respectively. The fair values of debt as of December 31, 2011 was $597.7 million and as of December 31, 2010 approximates its carrying value based upon interest rates available to the Company on similar borrowings (Level 3). Management estimates the fair value of its secured loan receivables using a discounted cash flow analysis based upon the Company’s current interest rates for secured loan receivables with similar maturities and collateral securing the indebtedness. The Company had outstanding secured loan receivables with a carrying value of approximately $33.0 million and $36.6 million as of December 31, 2011 and 2010, respectively. The fair values of secured loan receivables as of December 31, 2011 and 2010 approximate their carrying value based upon interest rates available to the Company on similar borrowings.

Derivative Instruments

In the normal course of business, a variety of financial instrument are used to manage or hedge interest rate risk. The Company has implemented ASC 815, Derivatives and Hedging (ASC 815), which establishes accounting and reporting standards requiring that all derivatives, including certain derivative instruments embedded in other contracts, be recorded as either an asset or liability measured at their fair value unless they qualify for a normal purchase or normal sales exception. When specific hedge accounting criteria are not met, ASC 815 requires that changes in a derivative’s fair value be recognized currently in earnings. Changes in the fair market values of the Company’s derivative instruments are recorded in the consolidated statements of operations and comprehensive income if the derivative does not qualify for or the Company does not elect to apply hedge accounting. If the derivative is deemed to be eligible for hedge accounting, such changes are reported in accumulated other comprehensive income within the consolidated statement of changes in equity, exclusive of ineffectiveness amounts, which are recognized as adjustments to net income. All of the changes in the fair market values of our derivative instruments are recorded in the consolidated statements of operations and comprehensive income for our interest rate swaps that were terminated in September 2010. In November 2010, we entered into two interest rate swaps and account for changes in fair value of such hedges through accumulated other comprehensive (loss) income in equity in our financial statements via hedge accounting. Derivative contracts are not entered into for trading or speculative purposes. Furthermore, the Company has a policy of only entering into contracts with major financial institutions based upon their credit rating and other factors. Under certain circumstances, the Company may be required to replace a counterparty in the event that the counterparty does not maintain a specified credit rating.

Initial Public Offering Costs

During 2009, the Company pursued an initial public offering (the IPO) of common stock. Costs related to the IPO incurred by the Company were capitalized on the consolidated balance sheets in other assets as they were incurred.

On November 2, 2009, the Company abandoned its IPO effort. As a result, the Company wrote off the IPO costs incurred to date to the consolidated statements of operations and comprehensive income. In the year ended December 31, 2009, approximately $6.9 million of IPO-related costs were expensed.

Income Taxes

For federal income tax purposes, the Company elected, with the filing of its initial 1120 REIT, U.S. Income Tax Return for Real Estate Investment Trusts, to be taxed as a Real Estate Investment Trust (REIT) effective at the time of the Merger. To qualify as a REIT, the Company must meet certain organizational, income, asset and distribution tests. The Company currently is in compliance with these requirements and intends to maintain REIT status. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not elect REIT status for four subsequent years. However, the Company may still be subject to federal excise tax. In addition, the Company may be subject to certain state and local income and franchise taxes. Historically, the Company and its predecessor have generally only incurred certain state and local income and franchise taxes, but these amounts were immaterial in each of the periods presented. Prior to the Merger, the Partnership was a limited partnership and the consolidated operating results were included in the income tax returns of the individual partners. No uncertain income tax positions exist as of December 31, 2011 and 2010, respectively. The real estate investments of the Company have an income tax basis of approximately $611,116,546 (unaudited) as of December 31, 2011.

Dividends paid to common stockholders, for federal income tax purposes, are as follows:

Year Ended December 31, 2011
Per Share:
Ordinary income	$56.46
Return of capital	14.28

Totals	$70.74

Risks and Uncertainties

The Company is subject to certain risks and uncertainties affecting the healthcare industry as a result of healthcare legislation and continuing regulation by federal, state, and local governments. Additionally, the Company is subject to risks and uncertainties as a result of changes affecting operators of nursing home facilities due to the actions of governmental agencies and insurers to limit the growth in cost of healthcare services.

Discontinued Operations

In accordance with ASC 205-20, Presentation of Financial Statements-Discontinued Operations (ASC 205-20), the results of operations to the actual or planned disposition of rental properties are reflected in the consolidated statements of operations as discontinued operations for all periods presented.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current financial statement presentation, with no effect on the Company’s consolidated financial position or results of operations.

Recently Adopted Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06), which expands required disclosures related to an entity’s fair value measurements. Certain provisions of ASU 2010-06 were effective for interim and annual reporting periods beginning after December 15, 2009, and the Company adopted those provisions as of January 1, 2010. The remaining provisions, which were effective for interim and annual reporting periods beginning after December 15, 2010, require additional disclosures related to purchases, sales, issuances and settlements in an entity’s reconciliation of recurring level three investments. The Company adopted the final provisions of ASU 2010-06 as of January 1, 2011. The adoption of ASU 2010-06 did not impact the notes to the Company’s consolidated financial statements.

In January 2011, the FASB issued ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (ASU 2010-29), affecting public entities who enter into business combinations that are material on an individual or aggregate basis. ASU 2010-29 specifies that a public entity presenting comparative financial statements should disclose revenues and earnings of the combined entity as though the business combination that occurred during the year occurred at the beginning of the prior annual reporting period when preparing the pro forma financial information for both the current and prior reporting periods. This guidance, which is effective for business combinations consummated in reporting periods beginning after December 15, 2010, also requires that pro forma disclosures be accompanied by a narrative description regarding the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the pro forma revenues and earnings. The adoption of this update did not have an impact on the notes to the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The guidance in ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2011 and requires the components of net income and other comprehensive income and total comprehensive income for each interim period. The Company will incorporate the provisions of this update to its consolidated financial statements upon adoption.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Partnership, the Surviving Partnership, the Operating Partnership, and all controlled subsidiaries. The Partnership considers itself to control an entity if it is the majority owner of and has voting control over such entity or the power to control a variable interest entity. The portion of the net income or loss attributed to third parties is reported as net income allocable to noncontrolling interests on the consolidated statements of operations and comprehensive income, and such parties’ portion of the net equity in such subsidiaries is reported on the consolidated balance sheets as noncontrolling interests. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less. The Partnership maintains cash and cash equivalents in United States banking institutions that exceed amounts insured by the Federal Deposit Insurance Corporation. The Partnership believes the risk of loss from exceeding this insured level is minimal.

Real Estate Investments

The Partnership periodically assesses the carrying value of real estate investments and related intangible assets in accordance with ASC 360, Property, Plant, and Equipment (ASC 360), to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. In the event impairment in value occurs and a portion of the carrying amount of the real estate investments will not be recovered in part or in whole, a provision will be recorded to reduce the carrying basis of the real estate investments and related intangibles to their estimated fair value. The estimated fair value of the Partnership’s real estate investments is determined by using customary industry standard methods that include discounted cash flow and/or direct capitalization analysis. As part of the impairment evaluation during 2011, three buildings were impaired for approximately $6.1 million to reflect the difference between the book value and the estimated selling price less costs to dispose (Level 3) including $0.9 million included in discontinued operations. As part of the impairment evaluation during 2010, a building in Hometown, Texas was impaired for $96,000 to reflect the difference between the book value and estimated selling price less costs to dispose (Level 3). The property was sold on December 31, 2010, with an immaterial gain subsequent to the impairment of $96,000 previously taken. The impairment evaluation during 2009 did not result in any recognition of impairment.

Buildings and building improvements are recorded at cost and have been assigned estimated 40-year lives and are depreciated on the straight-line method. Personal property, furniture, and equipment have been assigned estimated lives ranging from 7 to 10 years and are depreciated on the straight-line method.

The Partnership may advance monies to its lessees for the purchase, generally, of furniture, fixtures, or equipment or other purposes. Required minimum lease payments due from the lessee increase to provide for the repayment of such amounts over a stated term. These advances in the instance where the depreciable life of the newly purchased asset is less than the remaining lease term are reflected as secured loan receivables on the consolidated balance sheets, and the incremental lease payments are bifurcated between principal and interest over the stated term. In the instance where the depreciable life of the newly purchased assets is longer than the remaining lease term, the purchase is recorded as property. In other instances, explicit secured loans are made to lessees for working capital and other funding needs and provide for monthly principal and interest payments generally ranging from 5 to 10 years.

Purchase Accounting

The Partnership allocates the purchase price of facilities between net tangible and identified intangible assets acquired and liabilities assumed, the Partnership makes estimates of the fair value of the tangible and intangible assets and acquired liabilities using information obtained from multiple sources as a result of preacquisition due diligence, marketing, leasing activities of the Partnership’s diverse operator base, industry surveys of critical valuation metrics such as capitalization rates, discount rates and leasing rates and appraisals obtained as a requirement of the Mortgage (Level 3). The Partnership allocates the purchase price of facilities to net tangible and identified intangible assets acquired based on their fair values in accordance with the provisions of ASC 805, Business Combinations (ASC 805). The determination of fair value involves the use of significant judgment and estimation.

The Partnership determines fair values as follows:

•	Other assets acquired and other liabilities assumed are valued at stated amounts, which approximate fair value.

•	Real estate investments are valued using discounted cash flow projections that assume certain future revenue and costs and consider capitalization and discount rates using current market conditions.

•	The Partnership allocates the purchase price of facilities to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values.

•	Assumed debt balances are valued at fair value, with the computed discount/premium amortized over the remaining term of the obligation.

The Partnership determines the value of land either based on real estate tax assessed values in relation to the total value of the asset, internal analyses of recently acquired and existing comparable properties within the Partnership’s portfolio, or third party appraisals. The fair value of in-place leases, if any, reflects: (i) above and below-market leases, if any, determined by discounting the difference between the estimated current market rent and the in-place rentals, the resulting intangible asset or liability of which is amortized to rental revenue over the remaining life of the associated lease plus any fixed rate renewal periods if applicable; (ii) the estimated value of the cost to obtain operators, including operator allowances, operator improvements, and leasing commissions, which is amortized over the remaining life of the associated lease; and (iii) an estimated value of the absorption period to reflect the value of the rents and recovery costs foregone during a reasonable lease-up period as if the acquired space was vacant, which is amortized over the remaining life of the associated lease. The Partnership also estimates the value of operator or other customer relationships acquired by considering the nature and extent of existing business relationships with the operator, growth prospects for developing new business with such operator, such operator’s credit quality, expectations of lease renewals with such operator, and the potential for significant, additional future leasing arrangements with such operator. The Partnership amortizes such value, if any, over the expected term of the associated arrangements or leases, which would include the remaining lives of the related leases. The amortization is included in the consolidated statements of operations and comprehensive income in rental income.

Prior to the Merger on September 17, 2010, Aviv Asset Management, L.L.C. (AAM) was a nonconsolidated management company to the Partnership based on the application of appropriate accounting guidance (as discussed in Footnote 12). Upon the Merger, AAM became a consolidated entity of the Company and is presented as such for all periods included herein with all periods shown at historical cost (carryover basis with no adjustments to fair value). This treatment is in accordance with ASC 805 due to the fact that AAM was under common control prior and subsequent to the Merger.

Revenue Recognition

Rental income is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured. Differences between rental income earned and amounts due under the lease are charged or credited, as applicable, to straight-line rent receivable, net. Income recognized from this policy is titled straight-line rental income. Additional rents from expense reimbursements for insurance, real estate taxes, and certain other expenses are recognized in the period in which the related expenses are incurred and the net impact is reflected in rental income on the consolidated statements of operations and comprehensive income.

Below is a summary of the components of rental income for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
Cash rental income	$89,735,803	$77,339,853	$72,656,847
Straight-line rental (loss) income	(90,081)	3,076,054	6,225,042
Rental income from intangible amortization	1,365,836	3,681,109	2,097,655

Total rental income	$91,011,558	$84,097,016	$80,979,544

During the years ended December 31, 2011 and 2010, straight-line rental (loss) income includes a write-off (expense) of straight-line rent receivable, net of approximately $7.1 million and $3.4 million, respectively, due to the early termination of leases and replacement of operators.

Lease Accounting

The Partnership, as lessor, makes a determination with respect to each of its leases whether they should be accounted for as operating leases or direct financing leases. The classification criteria is based on estimates regarding the fair value of the leased facilities, minimum lease payments, effective cost of funds, the economic life of the facilities, the existence of a bargain purchase option, and certain other terms in the lease agreements. Payments received under operating leases are accounted for in the statements of operations and comprehensive income as rental income for actual rent collected plus or minus a straight-line adjustment for estimated minimum lease escalators. Assets subject to operating leases are reported as real estate investments in the consolidated balance sheets. For facilities leased as direct financing arrangements, an asset equal to the Partnership’s net initial investment is established on the balance sheet titled assets under direct financing leases. Payments received under the financing lease are bifurcated between interest income and principal amortization to achieve a consistent yield over the stated lease term using the interest method. Principal amortization (accretion) is reflected as an adjustment to the asset subject to a financing lease. Such accretion was approximately $0.1 million, $0.1 million, and $0.2 million for the years ended December 31, 2011, 2010, and 2009, respectively.

All of the Partnership’s leases contain fixed or formula-based rent escalators. To the extent that the escalator increases are tied to a fixed index or rate, lease payments are accounted for on a straight-line basis over the life of the lease.

Deferred Finance Costs

Deferred finance costs are being amortized using the straight-line method, which approximates the interest method, over the term of the respective underlying debt agreement.

Secured Loan Receivables

Secured loan receivables consist of capital improvement loans and secured loans to operators. Capital improvement loans represent the financing provided by the Company to the operator to acquire furniture, fixtures, and equipment while the operator is operating the facility. Secured loans to operators represent financing provided by the Company to operators for working capital needs. Secured loan receivables are carried at their principal amount outstanding. Management periodically evaluates outstanding secured loans and notes receivable for collectability. When management identifies potential loan impairment indicators, such as nonpayment under the loan documents, impairment of the underlying collateral, financial difficulty of the operator, or other circumstances that may impair full execution of the loan documents, and management believes it is probable that all amounts will not be collected under the contractual terms of the loan, the loan is written down to the present value of the expected future cash flows. Loan impairment is monitored via a quantitative and qualitative analysis including credit quality indicators. As of December 31, 2011, and 2010, respectively, secured loan receivable reserves amounted to approximately $2.2 million and $0.8 million, respectively. No other circumstances exist that would suggest that additional reserves are necessary at the balance sheet dates.

Stock-Based Compensation

The Partnership follows ASC 718, Stock Compensation (ASC 718), which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statements of operations and comprehensive income based on their grant date fair values. On September 17, 2010, the Partnership adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. A pro- rata allocation of non-cash stock-based compensation expense is made to the Partnership and noncontrolling interests for awards granted under the Plan. The Plan’s non-cash stock-based compensation expense by the Partnership through December 31, 2011 is summarized in Footnote 9.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures (ASC 820), establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets;

•

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Partnership’s interest rate swaps are valued using models developed by the respective counterparty that use as their basis readily observable market parameters and are classified within Level 2 of the valuation hierarchy.

Cash and cash equivalents and derivative financial instruments are reflected in the accompanying consolidated balance sheets at amounts considered by management to reasonably approximate fair value. Management estimates the fair value of its long-term debt using a discounted cash flow analysis based upon the Partnership’s current borrowing rate for debt with similar maturities and collateral securing the indebtedness. The Partnership had outstanding senior notes payable and other debt obligations with a carrying value of approximately $600.5 million and $440.6 million as of December 31, 2011 and 2010, respectively. The fair values of debt as of December 31, 2011 was $597.7 million and as of December 31, 2010 approximates its carrying value based upon interest rates available to the Partnership on similar borrowings (Level 3). Management estimates the fair value of its secured loan receivables using a discounted cash flow analysis based upon the Partnership’s current interest rates for secured loan receivables with similar maturities and collateral securing the indebtedness. The Partnership had outstanding secured loan receivables with a carrying value of approximately $33.0 million and $36.6 million as of December 31, 2011 and 2010, respectively. The fair values of secured loan receivables as of December 31, 2011 and 2010 approximate their carrying value based upon interest rates available to the Partnership on similar borrowings.

Derivative Instruments

In the normal course of business, a variety of financial instruments are used to manage or hedge interest rate risk. The Partnership has implemented ASC 815, Derivatives and Hedging (ASC 815), which establishes accounting and reporting standards requiring that all derivatives, including certain derivative instruments embedded in other contracts, be recorded as either an asset or liability measured at their fair value unless they qualify for a normal purchase or normal sales exception. When specific hedge accounting criteria are not met, ASC 815 requires that changes in a derivative’s fair value be recognized currently in earnings. Changes in the fair market values of the Partnership’s derivative instruments are recorded in the consolidated statements of operations and comprehensive income if the derivative does not qualify for or the Partnership does not elect to apply hedge accounting. If the derivative is deemed to be eligible for hedge accounting, such changes are reported in accumulated other comprehensive income within the consolidated statement of changes in equity, exclusive of ineffectiveness amounts, which are recognized as adjustments to net income. All of the changes in the fair market values of our derivative instruments are recorded in the consolidated statements of operations and comprehensive income for our interest rate swaps that were terminated in September 2010. In November 2010, we entered into two interest rate swaps and account for changes in fair value of such hedges through accumulated other comprehensive (loss) income in equity in our financial statements via hedge accounting. Derivative contracts are not entered into for trading or speculative purposes. Furthermore, the Partnership has a policy of only entering into contracts with major financial institutions based upon their credit rating and other factors. Under certain circumstances, the Partnership may be required to replace a counterparty in the event that the counterparty does not maintain a specified credit rating.

Initial Public Offering Costs

During 2009, the Partnership pursued an initial public offering (the IPO) of common stock. Costs related to the IPO incurred by the Partnership were capitalized on the consolidated balance sheets in other assets as they were incurred.

On November 2, 2009, the Partnership abandoned its IPO effort. As a result, the Partnership wrote off the IPO costs incurred to date to the consolidated statements of operations and comprehensive income. In the year ended December 31, 2009, approximately $6.9 million of IPO-related costs were expensed.

Income Taxes

As a limited partnership, the consolidated operating results are included in the income tax returns of the individual partners. Accordingly, the Partnership does not provide for federal income taxes. State income taxes were not significant in any of the periods presented. No uncertain income tax positions exist as of December 31, 2011 and 2010, respectively.

Risks and Uncertainties

The Partnership is subject to certain risks and uncertainties affecting the healthcare industry as a result of healthcare legislation and continuing regulation by federal, state, and local governments. Additionally, the Partnership is subject to risks and uncertainties as a result of changes affecting operators of nursing home facilities due to the actions of governmental agencies and insurers to limit the growth in cost of healthcare services.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current financial statement presentation, with no effect on the Partnership’s consolidated financial position or results of operations.

Recently Adopted Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06), which expands required disclosures related to an entity’s fair value measurements. Certain provisions of ASU 2010-06 were effective for interim and annual reporting periods beginning after December 15, 2009, and the Partnership adopted those provisions as of January 1, 2010. The remaining provisions, which were effective for interim and annual reporting periods beginning after December 15, 2010, require additional disclosures related to purchases, sales, issuances and settlements in an entity’s reconciliation of recurring level three investments. The Partnership adopted the final provisions of ASU 2010-06 as of January 1, 2011. The adoption of ASU 2010-06 did not impact the notes to the Partnership’s consolidated financial statements.

In January 2011, the FASB issued ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (ASU 2010-29), affecting public entities who enter into business combinations that are material on an individual or aggregate basis. ASU 2010-29 specifies that a public entity presenting comparative financial statements should disclose revenues and earnings of the combined entity as though the business combination that occurred during the year occurred at the beginning of the prior annual reporting period when preparing the pro forma financial information for both the current and prior reporting periods. This guidance, which is effective for business combinations consummated in reporting periods beginning after December 15, 2010, also requires that pro forma disclosures be accompanied by a narrative description regarding the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the pro forma revenues and earnings. The adoption of this update did not have an impact on the notes to the Partnership’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The guidance in ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2011 and requires the components of net income and other comprehensive income and total comprehensive income for each interim period. The Partnership will incorporate the provisions of this update to its consolidated financial statements upon adoption.

Rental Property Activity	12 Months Ended
Dec. 31, 2011
Rental Property Activity
3.	Rental Property Activity

The Company had the following rental property activity during the year ended December 31, 2011 as described below:

•

In January 2011, Aviv Financing I acquired a property in Kansas from an unrelated third party for a purchase price of $3,045,000. The Company financed this purchase through cash and borrowings of $2,131,000 under the Acquisition Credit Line (see Footnote 7).

•	In March 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of approximately $2,200,000. The Company financed this purchase through cash.

•	In March 2011, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $9,581,000. The Company financed this purchase through cash.

•

In March 2011, Aviv Financing II acquired a property in Florida from an unrelated third party for a purchase price of approximately $10,000,000. The Company financed this purchase through borrowings of $10,200,000 under the 2014 Revolver (see Footnote 7).

•	In April 2011, Aviv Financing II acquired three properties in Ohio from an unrelated third party for a purchase price of $9,250,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Kansas from an unrelated third party for a purchase price of $1,300,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $2,093,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired three properties in Texas from an unrelated third party for a purchase price of $8,707,000. The Company financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired three properties in Kansas from an unrelated third party for a purchase price of $2,273,000. The Company financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired a property in Missouri from an unrelated third party for a purchase price of $5,470,000. The Company financed this purchase through cash.

•

In May 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $12,000,000. In addition, as part of this acquisition, the Company recognized an approximate $3,333,000 addition to the purchase price as per the guidance within ASC 805 as it relates to the earn-out provision defined at closing (Level 3). The Company financed this purchase through cash.

•

In August 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,100,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In August 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $5,500,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In September 2011, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $3,200,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Oklahoma from an unrelated third party for a purchase price of $3,300,000. The Company financed this purchase through cash and borrowings of $1,940,000 under the Acquisition Credit Line (see Footnote 7).

•	In November 2011, Aviv Financing I sold three vacant land parcels in Massachusetts to unrelated third parties for a sales price of $1,360,000 and recognized a gain of approximately $1,110,000.

•

In November 2011, Aviv Financing I acquired five properties in Kansas from an unrelated third party for a purchase price of $10,800,000. The Company financed this purchase through cash and borrowings of $7,560,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired seven properties in Pennsylvania and Ohio from an unrelated third party for a purchase price of $50,142,813. The Company financed this purchase through cash and borrowings of approximately $37,340,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,657,187. The Company financed this purchase through cash. In December 2011, the Company added borrowings of approximately $4,660,000 under the Acquisition Credit Line (see Footnote 7) in connection with this property.

•

In December 2011, Aviv Financing I acquired eleven properties in California and Nevada from an unrelated third party for a purchase price of $24,845,100. The Company financed this purchase through cash and borrowings of $17,392,000 under the Acquisition Credit Line (see Footnote 7).

•

In December 2011, Aviv Financing I acquired a property in Arkansas from an unrelated third party for a purchase price of $4,750,000. The Company financed this purchase through cash and borrowings of $3,325,000 under the Acquisition Credit Line (see Footnote 7).

•	In December 2011, Aviv Financing I sold a vacant land parcel in Massachusetts to an unrelated third party for a sales price of $150,000 and recognized a gain of approximately $60,000.

The following table illustrates the effect on total revenues and net income as if we had consummated the acquisitions during the year ended 2011 as of January 1, 2010 (unaudited):

	For the Year Ended December 31,
	2011	2010
Total revenues	$110,544,150	$109,753,725
Net income	18,244,478	46,329,779

Acquisition-related costs are not expected to have a continuing significant impact on our financial results and therefore have been excluded from these proforma results.

Related to the above business combinations, the Company incurred approximately $2,824,000 of transaction costs. In accordance with ASC 805, the Company allocated the approximate net purchase price paid for these properties acquired in 2011 as follows (excludes the earn-out provision discussed above) using Level 2 and Level 3 inputs:

Land	$26,264,000
Buildings and improvements	148,914,000
Furniture, fixtures and equipment	7,567,000
Above market leases	42,000
Below market leases	(2,437,000)
Lease intangibles	864,000

Borrowings and available cash	$181,214,000

The Company had the following rental property activity during the year ended December 31, 2010 as described below:

•	In March 2010, Aviv Financing III recognized an additional $8,121,000 addition to the purchase price for the August 2008 acquisitions of eight properties in California and Oregon from an unrelated third party as per the guidance within ASC 805. The addition is related to the earn-out provision defined at closing. Such $8,121,000 additions along with $1,480,000 previously accrued amounts at December 31, 2009 related to the acquisitions of two properties in April 2009 in California and Nevada under Aviv Financing I, were paid out in the amount of approximately $9,601,000.

•	In June 2010, Aviv Financing III acquired a property in Tennessee from an unrelated third party for a purchase price of approximately $3,380,000. The Company financed this purchase through cash.

•	In July 2010, Aviv Financing I disposed of two properties in California to an unrelated third party for a total selling price of approximately $3,988,000, which resulted in a gain on disposal of approximately $582,000. The proceeds from the sale were primarily used to pay down a portion of the existing Credit Facility (see Footnote 7) by approximately $3,883,000.

•	In September 2010, Aviv Financing I acquired a property in Virginia from an unrelated third party for a purchase price of approximately $5,000,000. The Company financed this purchase through borrowings of approximately $3,162,000 under the Revolver (see Footnote 7).

•	In October 2010, Aviv Financing I acquired four properties in Missouri from various unrelated third parties for a purchase price of approximately $10,460,000. The Company financed this purchase through borrowings of approximately $7,718,000 under the 2014 Revolver (see Footnote 7).

•	In November 2010, Aviv Financing III acquired a property in California from an unrelated third party for a purchase price of approximately $11,500,000. The Company financed this purchase through borrowings of approximately $7,800,000 under an acquisition loan.

•	In December 2010, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of approximately $2,600,000. The Company financed this purchase through cash.

•	In December 2010, Aviv Financing I acquired four properties in Kansas, Texas and Connecticut, from unrelated third parties for a purchase price of approximately $21,944,000. The Company financed this purchase through borrowings of approximately $15,666,000 under the 2014 Revolver (see Footnote 7).

•	In December 2010, Aviv Financing I sold a property located in Texas to an unrelated third party for a sales price of approximately $96,000.

Related to the above business combinations, the Company incurred approximately $618,000 of transaction costs. In accordance with ASC 805, the Company allocated the approximate net purchase price of these properties acquired in 2010 as follows using Level 2 and Level 3 inputs:

Land	$7,094,000
Buildings and improvements	52,087,000
Furniture, fixtures and equipment	3,824,000

Borrowings and available cash	$63,005,000

The Company had the following rental property activity during the year ended December 31, 2009 as described below:

•	In January 2009, Aviv Financing III acquired a property in Arkansas from an unrelated third party for a purchase price of approximately $5,250,000. The Company financed this purchase through borrowings of approximately $2,625,000 via an acquisition loan, which was subsequently paid in full in August 2009.

•	In April 2009, Aviv Financing III acquired two properties in California and Nevada from an unrelated third party for a purchase price of approximately $12,606,000. The Company financed this purchase through borrowings of approximately $8,625,000 via an acquisition loan.

Related to the above business combinations, the Company incurred approximately $88,000 of transaction costs. In accordance with ASC 805, the Company allocated the approximate net purchase price of these properties acquired in 2009 as follows using Level 2 and Level 3 inputs:

Land	$4,675,000
Buildings and improvements	12,081,000
Furniture, fixtures and equipment	1,100,000

Borrowings and available cash	$17,856,000

The Company considers renewals on above- or below-market leases when ascribing value to the in-place lease intangible liabilities at the date of a property acquisition. In those instances where the renewal lease rate pursuant to the terms of the lease does not adjust to a current market rent, the Company evaluates whether the stated renewal rate is above or below current market rates and considers the past and current operations of the property, the current rent coverage ratio of the operator, and the number of years until potential renewal option exercise. If renewal is considered probable based on these factors, an additional lease intangible liability is recorded at acquisition and amortized over the renewal period.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Rental Property Activity

3. Rental Property Activity

The Partnership had the following rental property activity for the year ended December 31, 2011 as described below:

•

In January 2011, Aviv Financing I acquired a property in Kansas from an unrelated third party for a purchase price of $3,045,000. The Partnership financed this purchase through cash and borrowings of $2,131,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of approximately $2,200,000. The Partnership financed this purchase through cash.

•	In March 2011, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $9,581,000. The Partnership financed this purchase through cash.

•

In March 2011, Aviv Financing II acquired a property in Florida from an unrelated third party for a purchase price of approximately $10,000,000. The Partnership financed this purchase through borrowings of $10,200,000 under the 2014 Revolver (see Footnote 7).

•	In April 2011, Aviv Financing II acquired three properties in Ohio from an unrelated third party for a purchase price of $9,250,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Kansas from an unrelated third party for a purchase price of $1,300,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $2,093,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired three properties in Texas from an unrelated third party for a purchase price of $8,707,000. The Partnership financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired three properties in Kansas from an unrelated third party for a purchase price of $2,273,000. The Partnership financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired a property in Missouri from an unrelated third party for a purchase price of $5,470,000. The Partnership financed this purchase through cash.

•

In May 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $12,000,000. In addition, as part of this acquisition, the Partnership recognized an approximate $3,333,000 addition to the purchase price as per the guidance within ASC 805 as it relates to the earn-out provision defined at closing (Level 3). The Partnership financed this purchase through cash.

•

In August 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,100,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In August 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $5,500,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In September 2011, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $3,200,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Oklahoma from an unrelated third party for a purchase price of $3,300,000. The Partnership financed this purchase through cash and borrowings of $1,940,000 under the Acquisition Credit Line (see Footnote 7).

•	In November 2011, Aviv Financing I sold three vacant land parcels in Massachusetts to unrelated third parties for a sales price of $1,360,000 and recognized a gain of approximately $1,110,000.

•

In November 2011, Aviv Financing I acquired five properties in Kansas from an unrelated third party for a purchase price of $10,800,000. The Partnership financed this purchase through cash and borrowings of $7,560,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired seven properties in Pennsylvania and Ohio from an unrelated third party for a purchase price of $50,142,813. The Partnership financed this purchase through cash and borrowings of approximately $37,340,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,657,187. The Partnership financed this purchase through cash. In December 2011, the Partnership added borrowings of approximately $4,660,000 under the Acquisition Credit Line (see Footnote 7) in connection with this property.

•

In December 2011, Aviv Financing I acquired eleven properties in California and Nevada from an unrelated third party for a purchase price of $24,845,100. The Partnership financed this purchase through cash and borrowings of $17,392,000 under the Acquisition Credit Line (see Footnote 7).

•

In December 2011, Aviv Financing I acquired a property in Arkansas from an unrelated third party for a purchase price of $4,750,000. The Partnership financed this purchase through cash and borrowings of $3,325,000 under the Acquisition Credit Line (see Footnote 7).

•	In December 2011, Aviv Financing I sold a vacant land parcel in Massachusetts to an unrelated third party for a sales price of $150,000 and recognized a gain of approximately $60,000.

The following table illustrates the effect on total revenues and net income as if we had consummated the acquisitions during the year ended 2011 as of January 1, 2010 (unaudited):

	For the Year Ended December 31,
	2011	2010
Total revenues	$110,544,150	$109,753,725
Net income	18,244,478	46,329,779

Acquisition-related costs are not expected to have a continuing significant impact on our financial results and therefore have been excluded from these proforma results.

Related to the above business combinations, the Partnership incurred approximately $2,824,000 of transaction costs. In accordance with ASC 805, the Partnership allocated the approximate net purchase price paid for these properties acquired in 2011 as follows (excludes the earn-out provision discussed above) using Level 2 and Level 3 inputs:

Land	$26,264,000
Buildings and improvements	148,914,000
Furniture, fixtures and equipment	7,567,000
Above market leases	42,000
Below market leases	(2,437,000)
Lease intangibles	864,000

Borrowings and available cash	$181,214,000

The Partnership had the following rental property activity during the year ended December 31, 2010 as described below:

•

In March 2010, Aviv Financing III recognized an additional $8,121,000 addition to the purchase price for the August 2008 acquisitions of eight properties in California and Oregon from an unrelated third party as per the guidance within ASC 805. The addition is related to the earn-out provision defined at closing. Such $8,121,000 additions along with $1,480,000 previously accrued amounts at December 31, 2009 related to the acquisitions of two properties in April 2009 in California and Nevada under Aviv Financing I, were paid out in the amount of approximately $9,601,000.

•	In June 2010, Aviv Financing III acquired a property in Tennessee from an unrelated third party for a purchase price of approximately $3,380,000. The Partnership financed this purchase through cash.

•

In July 2010, Aviv Financing I disposed of two properties in California to an unrelated third party for a total selling price of approximately $3,988,000, which resulted in a gain on disposal of approximately $582,000. The proceeds from the sale were primarily used to pay down a portion of the existing Credit Facility (see Footnote 7) by approximately $3,883,000.

•

In September 2010, Aviv Financing I acquired a property in Virginia from an unrelated third party for a purchase price of approximately $5,000,000. The Partnership financed this purchase through borrowings of approximately $3,162,000 under the 2014 Revolver (see Footnote 7).

•

In October 2010, Aviv Financing I acquired four properties in Missouri from various unrelated third parties for a purchase price of approximately $10,460,000. The Partnership financed this purchase through borrowings of approximately $7,718,000 under the 2014 Revolver (see Footnote 7).

•

In November 2010, Aviv Financing III acquired a property in California from an unrelated third party for a purchase price of approximately $11,500,000. The Partnership financed this purchase through borrowings of approximately $7,800,000 under an acquisition loan.

•

In December 2010, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of approximately $2,600,000. The Partnership financed this purchase through cash.

•

In December 2010, Aviv Financing I acquired four properties in Kansas, Texas and Connecticut, from unrelated third parties for a purchase price of approximately $21,944,000. The Partnership financed this purchase through borrowings of approximately $15,666,000 under the 2014 Revolver (see Footnote 7).

•	In December 2010, Aviv Financing I sold a property located in Texas to an unrelated third party for a sales price of approximately $96,000.

Related to the above business combinations, the Partnership incurred approximately $618,000 of transaction costs. In accordance with ASC 805, the Partnership allocated the approximate net purchase price of these properties acquired in 2010 as follows using Level 2 and Level 3 inputs:

Land	$7,094,000
Buildings and improvements	52,087,000
Furniture, fixtures and equipment	3,824,000

Borrowings and available cash	$63,005,000

The Partnership had the following rental property activity during the year ended December 31, 2009 as described below:

•

In January 2009, Aviv Financing III acquired a property in Arkansas from an unrelated third party for a purchase price of approximately $5,250,000. The Partnership financed this purchase through borrowings of approximately $2,625,000 via an acquisition loan, which was subsequently paid in full in August 2009.

•

In April 2009, Aviv Financing III acquired two properties in California and Nevada from an unrelated third party for a purchase price of approximately $12,606,000. The Partnership financed this purchase through borrowings of approximately $8,625,000 via an acquisition loan.

Related to the above business combinations, the Partnership incurred approximately $88,000 of transaction costs. In accordance with ASC 805, the Partnership allocated the approximate net purchase price of these properties acquired in 2009 as follows using Level 2 and Level 3 inputs:

Land	$4,675,000
Buildings and improvements	12,081,000
Furniture, fixtures and equipment	1,100,000

Borrowings and available cash	$17,856,000

The Partnership considers renewals on above- or below-market leases when ascribing value to the in-place lease intangible liabilities at the date of a property acquisition. In those instances where the renewal lease rate pursuant to the terms of the lease does not adjust to a current market rent, the Partnership evaluates whether the stated renewal rate is above or below current market rates and considers the past and current operations of the property, the current rent coverage ratio of the operator, and the number of years until potential renewal option exercise. If renewal is considered probable based on these factors, an additional lease intangible liability is recorded at acquisition and amortized over the renewal period.

Secured Loans Receivables	12 Months Ended
Dec. 31, 2011
Loan Receivables
4.	Secured Loan Receivables

The following summarizes the Company’s loan receivables at December 31, 2011 and 2010:

	2011			2010
	Capital Improvement Loan Receivables	Secured Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Loan Receivables	Total Loan Receivables
Beginning balance	$11,671,669	$24,938,969	$36,610,638	$11,887,926	$17,082,203	$28,970,129
New loans issued	4,073,410	6,846,377	10,919,787	1,415,579	14,705,259	16,120,838
Reserve for uncollectible secured loans	—	(1,426,150)	(1,426,150)	—	(750,000)	(750,000)
Loan write offs	(86,156)	—	(86,156)	—	—	—
Loan amortization and repayments	(2,052,991)	(10,934,011)	(12,987,002)	(1,631,836)	(6,098,493)	(7,730,329)

	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638

The Company’s reserve for uncollectible secured loan receivables balances at December 31, 2011 and 2010 was approximately $2.2 million and $0.8 million, respectively.

During 2011 and 2010, the Company funded loans for both working capital and capital improvement purposes to various operators. All loans held by the Company accrue interest. The payments received from the operator cover both interest accrued as well as amortization of the principal balance due. Any payments received from the operator made outside of the normal loan amortization schedule are considered principal prepayments and reduce the outstanding loan receivables balance.

Interest income earned on capital improvement loan receivables for the years ended December 31, 2011, 2010, and 2009 was approximately $1.3 million, $1.8 million, and $1.7 million, respectively. Interest income earned on secured loan receivables for the years ended December 31, 2011, 2010, and 2009 was approximately $2.5 million, $2.0 million, and $0.4 million, respectively.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Loan Receivables

4. Secured Loan Receivables

The following summarizes the Partnership’s loan receivables at December 31, 2011 and 2010:

	2011			2010
	Capital Improvement Loan Receivables	Secured Loan Receivables	Total Loan Receivables	Capital Improvement Loan Receivables	Secured Loan Receivables	Total Loan Receivables
Beginning balance	$11,671,669	$24,938,969	$36,610,638	$11,887,926	$17,082,203	$28,970,129
New loans issued	4,073,410	6,846,377	10,919,787	1,415,579	14,705,259	16,120,838
Reserve for uncollectible secured loans	—	(1,426,150)	(1,426,150)	—	(750,000)	(750,000)
Loan write offs	(86,156)	—	(86,156)	—	—	—
Loan amortization and repayments	(2,052,991)	(10,934,011)	(12,987,002)	(1,631,836)	(6,098,493)	(7,730,329)

	$13,605,932	$19,425,185	$33,031,117	$11,671,669	$24,938,969	$36,610,638

The Partnership’s reserve for uncollectible secured loan receivables balances at December 31, 2011 and 2010 was approximately $2.2 million and $0.8 million, respectively.

During 2011 and 2010, the Partnership funded loans for both working capital and capital improvement purposes to various operators. All loans held by the Partnership accrue interest. The payments received from the operator cover both interest accrued as well as amortization of the principal balance due. Any payments received from the operator made outside of the normal loan amortization schedule are considered principal prepayments and reduce the outstanding loan receivables balance.

Interest income earned on capital improvement loan receivables for the years ended December 31, 2011, 2010, and 2009 was approximately $1.3 million, $1.8 million, and $1.7 million, respectively. Interest income earned on secured loan receivables for the years ended December 31, 2011, 2010, and 2009 was approximately $2.5 million, $2.0 million, and $0.4 million, respectively.

Deferred Finance Costs	12 Months Ended
Dec. 31, 2011
Deferred Finance Costs
5.	Deferred Finance Costs

The following summarizes the Company’s deferred finance costs at December 31, 2011 and 2010:

	2011	2010
Gross amount	$15,952,760	$10,567,931
Accumulated amortization	(2,810,430)	(610,295)

Net	$13,142,330	$9,957,636

Amortization of deferred financing costs is reported in the interest expense line item in the consolidated statements of operations and comprehensive income.

The estimated annual amortization of the deferred finance costs for each of the five succeeding years is as follows:

2012	$2,666,299
2013	2,665,455
2014	2,391,457
2015	1,988,338
2016	1,096,355
Thereafter	2,334,426

Total	$13,142,330

During the year ended December 31, 2011, the Company wrote-off deferred financing costs of approximately $4.3 million with approximately $0.5 million of accumulated amortization associated with the Mortgage (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of $3.8 million.

During the year ended December 31, 2010, in conjunction with the Merger, Aviv Financing I refinanced its debt paying off all existing mortgages on September 17, 2010. As a result of the debt refinancing, the Company wrote-off deferred financing costs of approximately $3.6 million with approximately $2.4 million of accumulated amortization associated with the old debt for a net recognition as loss on extinguishment of debt of approximately $1.2 million.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Deferred Finance Costs

5. Deferred Finance Costs

The following summarizes the Partnership’s deferred finance costs at December 31, 2011 and 2010:

	2011	2010
Gross amount	$15,952,760	$10,567,931
Accumulated amortization	(2,810,430)	(610,295)

Net	$13,142,330	$9,957,636

Amortization of deferred financing costs is reported in the interest expense line item in the consolidated statements of operations and comprehensive income.

The estimated annual amortization of the deferred finance costs for each of the five succeeding years is as follows:

2012	$2,666,299
2013	2,665,455
2014	2,391,457
2015	1,988,338
2016	1,096,355
Thereafter	2,334,426

Total	$13,142,330

During the year ended December 31, 2011, the Partnership wrote-off deferred financing costs of approximately $4.3 million with approximately $0.5 million of accumulated amortization associated with the Mortgage (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of $3.8 million.

During the year ended December 31, 2010, in conjunction with the Merger, Aviv Financing I refinanced its debt paying off all existing mortgages on September 17, 2010. As a result of the debt refinancing, the Partnership wrote-off deferred financing costs of approximately $3.6 million with approximately $2.4 million of accumulated amortization associated with the old debt for a net recognition as a loss on extinguishment of debt of approximately $1.2 million.

Lease Intangibles	12 Months Ended
Dec. 31, 2011
Lease Intangibles
6.	Lease Intangibles

The following summarizes the Company’s lease intangibles classified as part of other assets or other liabilities at December 31, 2011 and 2010, respectively:

	Assets
	2011			2010
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$7,501,851	$(3,339,335)	$4,162,516	$8,393,488	$(3,049,093)	$5,344,395
In-place lease assets	651,730	—	651,730	—	—	—
Operator relationship	212,416	—	212,416	—	—	—

	$8,365,997	$(3,339,335)	$5,026,662	$8,393,488	$(3,049,093)	$5,344,395

	Liabilities
	2011			2010
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$26,525,395	$(14,929,137)	$11,596,258	$25,798,147	$(14,049,691)	$11,748,456

Amortization expense for in-place lease assets and operator relationship was $0 for the years ended December 31, 2011, 2010, and 2009 as these assets were acquired on the last day of 2011. Amortization expense for the above market leases intangible asset for the years ended December 31, 2011, 2010, and 2009 was approximately $0.6 million, $0.7 million, and $1.0 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income. Accretion for the below market leases intangible liability for the years ended December 31, 2011, 2010, and 2009 was approximately $2.0 million, $2.5 million, and $3.1 million respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income.

During 2011, the Company wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.3 million, and below market leases intangible liability of approximately $1.7 million with accumulated accretion of approximately $1.2 million, for a net recognition of approximately $35,000 loss in rental income from intangible amortization, respectively.

During 2010, the Company wrote-off in-place lease intangible assets of approximately $2.9 million with accumulated amortization of approximately $1.5 million, and in-place lease intangible liabilities of approximately $8.5 million with accumulated accretion of approximately $5.1 million, for a net recognition of approximately $2.0 million in rental income from intangible amortization, respectively.

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years is as follows:

Year ending December 31,	Assets	Liabilities
2011	$667,947	$2,056,629
2012	660,225	1,942,010
2013	485,338	1,099,738
2014	425,524	891,331
2015	390,943	868,301
Thereafter	2,396,685	4,738,249

	$5,026,662	$11,596,258

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Lease Intangibles

6. Lease Intangibles

The following summarizes the Partnership’s lease intangibles classified as part of other assets or other liabilities at December 31, 2011 and 2010, respectively:

	Assets
	2011			2010
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$7,501,851	$(3,339,335)	$4,162,516	$8,393,488	$(3,049,093)	$5,344,395

In-place lease assets	651,730	—	651,730	—	—	—

Operator relationship	212,416	—	212,416	—	—	—

	$8,365,997	$(3,339,335)	$5,026,662	$8,393,488	$(3,049,093)	$5,344,395

	Liabilities
	2011			2010
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$26,525,395	$(14,929,137)	$11,596,258	$25,798,147	$(14,049,691)	$11,748,456

Amortization expense for in-place lease assets and operator relationship was $0 for the years ended December 31, 2011, 2010, and 2009 as these assets were acquired on the last day of 2011. Amortization expense for the above market leases intangible asset for the years ended December 31, 2011, 2010, and 2009 was approximately $0.6 million, $0.7 million, and $1.0 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income. Accretion for the below market leases intangible liability for the years ended December 31, 2011, 2010, and 2009 was approximately $2.0 million, $2.5 million, and $3.1 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income.

For the year ended December 31, 2011, the Partnership wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.3 million, and below market leases intangible liability of approximately $1.7 million with accumulated accretion of approximately $1.2 million, for a net recognition of approximately $35,000 loss in rental income from intangible amortization, respectively.

For the year ended December 31, 2010, the Partnership wrote-off in-place lease intangible assets of approximately $2.9 million with accumulated amortization of approximately $1.5 million, and in-place lease intangible liabilities of approximately $8.5 million with accumulated accretion of approximately $5.1 million, for a net recognition of approximately $1.9 million in rental income from intangible amortization, respectively.

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years is as follows:

Year ending December 31,	Assets	Liabilities
2011	$667,947	$2,056,629
2012	660,225	1,942,010
2013	485,338	1,099,738
2014	425,524	891,331
2015	390,943	868,301
Thereafter	2,396,685	4,738,249

	$5,026,662	$11,596,258

Senior Notes Payable and Other Debt	12 Months Ended
Dec. 31, 2011
Mortgage and Other notes Payable
7.	Senior Notes Payable and Other Debt

The Company’s senior notes payable and other debt consisted of the following:

	December 31, 2011	December 31, 2010
Term Loan (interest rates of 5.75% on December 31, 2011 and 2010, respectively)	$196,943,393	$402,794,111
Acquisition Credit Line (interest rates of 5.75% on December 31, 2011 and 2010, respectively)	72,216,570	28,677,230
Construction loan (interest rates of 5.95% on December 31, 2011 and 2010, respectively)	6,073,802	1,312,339
2014 Revolver (interest rate of 6.50% on December 31, 2011)	15,000,000	—
Acquisition loans (interest rates of 6.00% on December 31, 2011 and 2010, respectively)	7,687,686	7,792,236
Senior Notes (interest rate of 7.75% on December 31, 2011), inclusive of $2.6 million net premium balance	302,552,127	—

Total	$600,473,578	$440,575,916

Term Loan

Principal payments on the Term Loan are payable in monthly installments beginning on November 1, 2010. The payment schedule for the Term Loan is based upon a 25-year mortgage style amortization as defined in the Credit Agreement. Interest rates, at the Company’s option, are based upon the base rate or Eurodollar base rate (0.37% at December 31, 2011 with a 1.25% floor) plus 4.5%. The base rate, as defined in the Credit Agreement, is the rate announced from time to time by the Base Rate Bank as its “prime rate”. The Base Rate Bank is Bank of America, N.A. The balance outstanding on the Term Loan as of December 31, 2011 was $196.9 million. This loan matures in September 2015 and has two one-year extensions.

The Acquisition Credit Line

Under the Credit Agreement, the Company also has a $100 million Acquisition Credit Line. On each payment date, the Company shall pay interest only in arrears on any outstanding principal balance of the Acquisition Credit Line. Interest rates, at the Company’s option, are based upon the base rate or Eurodollar base rate (0.37% at December 31, 2011 with a 1.25% floor) plus 4.5%. The base rate, as defined in the GE Credit Agreement, is the rate announced from time to time by the Base Rate Bank as its “prime rate”. The Base Rate Bank is Bank of America, N.A. Additionally, an unused fee equal to 1% per annum of the daily unused balance on the Acquisition Credit Line is due monthly.

As of December 31, 2011, approximately $72.2 million had been drawn on the Acquisition Credit Line. The ability to draw on the Acquisition Credit Line terminates in September 2013 at which time principal and interest are payable until its maturity date in September 2015.

Senior Notes

On February 4, 2011 and April 5, 2011, Aviv Healthcare Properties Limited Partnership and Aviv Healthcare Capital Corporation (the Issuers) issued $200 million and $100 million of Senior Notes (the Senior Notes), respectively. The REIT is a guarantor of the Issuers’ Senior Notes. The Senior Notes are unsecured senior obligations of the Issuers and will mature on February 15, 2019. The Senior Notes bear interest at a rate of 7.75% per annum, payable semiannually to holders of record at the close of business on the February 1 or the August 1 immediately preceding the interest payment date on February 15 and August 15 of each year, commencing August 15, 2011. A premium of approximately $2.75 million was associated with the offering of the $100 million of Senior Notes on April 5, 2011. The premium will be amortized as an adjustment to the yield on the Senior Notes over their term. The Company used the proceeds, amongst other things, to pay down approximately $201.6 million on the Mortgage and the balance of approximately $28.7 million on the Acquisition Credit Line.

2014 Revolver

In conjunction with the Senior Notes issuance on February 4, 2011, the Company, under Aviv Financing IV, LLC, entered into a $25 million revolver with Bank of America (the 2014 Revolver). On each payment date, the Company pays interest only in arrears on any outstanding principal balance of the 2014 Revolver. The interest rate under the Company’s 2014 Revolver is generally based on LIBOR (subject to a floor of 1.0% and subject to the Company’s option to elect to use a prime base rate) plus a margin that is determined by the Company’s leverage ratio from time to time. As of December 31, 2011 the interest rates are based upon the base rate (3.25% at December 31, 2011) plus the applicable percentage based on the consolidated leverage ratio (3.25% at December 31, 2011). The base rate is the rate announced by Bank of America as the “prime rate”. Additionally, an unused fee equal to 0.5% per annum of the daily unused balance on the 2014 Revolver is due monthly. The 2014 Revolver commitment terminates and matures in February 2014. The 2014 Revolver had an outstanding balance of $15.0 million at December 31, 2011.

Other Loans

On November 1, 2010, a subsidiary of Aviv Financing III entered into two acquisition loan agreements on the same terms that provided for borrowings of approximately $7.8 million. Principal and interest payments are due monthly beginning on December 1, 2010 through the maturity date of December 1, 2015. Interest is a fixed rate of 6.00%. These loans are collateralized by a skilled nursing facility controlled by Aviv Financing III. The balance outstanding on these loans at December 31, 2011 was approximately $7.7 million.

On November 12, 2010, a subsidiary of Aviv Financing III entered into a construction loan agreement that provides for borrowings up to $6.4 million. Interest-only payments at the prime rate (3.25% at December 31, 2011) plus 0.38%, or a minimum of 5.95%, are due monthly from December 1, 2010 through April 1, 2012. From May 1, 2012 through the maturity date of December 1, 2013, monthly payments of principal and interest are due based on a 20-year amortization schedule. This loan is collateralized by a skilled nursing facility controlled by Aviv Financing III. The balance outstanding on this loan at December 31, 2011 was approximately $6.1 million.

Future annual maturities of all debt obligations for five fiscal years subsequent to December 31, 2011, are as follows:

2012	$4,221,548
2013	10,726,144
2014	20,967,284
2015	263,278,701
2016	379,168
Thereafter	300,900,733

$600,473,578

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Mortgage and Other notes Payable

7. Senior Notes Payable and Other Debt

The Partnership’s senior notes payable and other debt consisted of the following:

	December 31, 2011	December 31, 2010
Term Loan (interest rates of 5.75% on December 31, 2011 and 2010, respectively)	$196,943,393	$402,794,111
Acquisition Credit Line (interest rates of 5.75% on December 31, 2011 and 2010, respectively)	72,216,570	28,677,230
Construction loan (interest rates of 5.95% on December 31, 2011 and 2010, respectively)	6,073,802	1,312,339
2014 Revolver (interest rate of 6.50% on December 31, 2011)	15,000,000	—
Acquisition loans (interest rates of 6.00% on December 31, 2011 and 2010, respectively)	7,687,686	7,792,236
Senior Notes (interest rate of 7.75% on December 31, 2011), inclusive of $2.6 million net premium balance	302,552,127	—

Total	$600,473,578	$440,575,916

Term Loan

Principal payments on the Term Loan are payable in monthly installments beginning on November 1, 2010. The payment schedule for the Term Loan is based upon a 25-year mortgage style amortization as defined in the Credit Agreement. Interest rates, at the Partnership’s option, are based upon the base rate or Eurodollar base rate (0.37% at December 31, 2011 with a 1.25% floor) plus 4.5%. The base rate, as defined in the Credit Agreement, is the rate announced from time to time by the Base Rate Bank as its “prime rate”. The Base Rate Bank is Bank of America, N.A. The balance outstanding on the Term Loan as of December 31, 2011 was $196.9 million. This loan matures in September 2015 and has two one-year extensions.

The Acquisition Credit Line

Under the Credit Agreement, the Partnership also has a $100 million Acquisition Credit Line. On each payment date, the Partnership shall pay interest only in arrears on any outstanding principal balance of the Acquisition Credit Line. Interest rates, at the Partnership’s option, are based upon the base rate or Eurodollar base rate (0.37% at December 31, 2011 with a 1.25% floor) plus 4.5%. The base rate, as defined in the GE Credit Agreement, is the rate announced from time to time by the Base Rate Bank as its “prime rate”. The Base Rate Bank is Bank of America, N.A. Additionally, an unused fee equal to 1% per annum of the daily unused balance on the Acquisition Credit Line is due monthly.

As of December 31, 2011, approximately $72.2 million had been drawn on the Acquisition Credit Line. The ability to draw on the Acquisition Credit Line terminates in September 2013 at which time principal and interest are payable until its maturity date in September 2015.

Senior Notes

On February 4, 2011 and April 5, 2011, Aviv Healthcare Properties Limited Partnership and Aviv Healthcare Capital Corporation (the Issuers) issued $200 million and $100 million of Senior Notes (the Senior Notes), respectively. The Company is a guarantor of the Issuers’ Senior Notes. The Senior Notes are unsecured senior obligations of the Issuers and will mature on February 15, 2019. The Senior Notes bear interest at a rate of 7.75% per annum, payable semiannually to holders of record at the close of business on the February 1 or the August 1 immediately preceding the interest payment date on February 15 and August 15 of each year, commencing August 15, 2011. A premium of approximately $2.75 million was associated with the offering of the $100 million of Senior Notes on April 5, 2011. The premium will be amortized as an adjustment to the yield on the Senior Notes over their term. The Partnership used the proceeds, amongst other things, to pay down approximately $201.6 million on the Mortgage and the balance of approximately $28.7 million on the Acquisition Credit Line.

2014 Revolver

In conjunction with the Senior Notes issuance on February 4, 2011, the Partnership, under Aviv Financing IV, LLC, entered into a $25 million revolver with Bank of America (the 2014 Revolver). On each payment date, the Partnership pays interest only in arrears on any outstanding principal balance of the 2014 Revolver. The interest rate under the Partnership’s 2014 Revolver is generally based on LIBOR (subject to a floor of 1.0% and subject to the Partnership’s option to elect to use a prime base rate) plus a margin that is determined by the Partnership’s leverage ratio from time to time. As of December 31, 2011 the interest rates are based upon the base rate (3.25% at December 31, 2011) plus the applicable percentage based on the consolidated leverage ratio (3.25% at December 31, 2011). The base rate is the rate announced by Bank of America as the “prime rate”. Additionally, an unused fee equal to 0.5% per annum of the daily unused balance on the 2014 Revolver is due monthly. The 2014 Revolver commitment terminates and matures in February 2014. The 2014 Revolver had an outstanding balance of $15.0 million at December 31, 2011.

Other Loans

On November 1, 2010, a subsidiary of Aviv Financing III entered into two acquisition loan agreements on the same terms that provided for borrowings of approximately $7.8 million. Principal and interest payments are due monthly beginning on December 1, 2010 through the maturity date of December 1, 2015. Interest is a fixed rate of 6.00%. These loans are collateralized by a skilled nursing facility controlled by Aviv Financing III. The balance outstanding on these loans at December 31, 2011 was approximately $7.7 million.

On November 12, 2010, a subsidiary of Aviv Financing III entered into a construction loan agreement that provides for borrowings up to $6.4 million. Interest-only payments at the prime rate (3.25% at December 31, 2011) plus 0.38%, or a minimum of 5.95%, are due monthly from December 1, 2010 through April 1, 2012. From May 1, 2012 through the maturity date of December 1, 2013, monthly payments of principal and interest are due based on a 20-year amortization schedule. This loan is collateralized by a skilled nursing facility controlled by Aviv Financing III. The balance outstanding on this loan at December 31, 2011 was approximately $6.1 million.

Future annual maturities of all debt obligations for five fiscal years subsequent to December 31, 2011, are as follows:

2012	$4,221,548
2013	10,726,144
2014	20,967,284
2015	263,278,701
2016	379,168
Thereafter	300,900,733

$600,473,578

Partnership Equity and Incentive Program	12 Months Ended
Dec. 31, 2011
Partnership Equity and Incentive Program
8.	Partnership Equity and Incentive Program

In conjunction with the formation of the Partnership, the Partnership issued 10,323,213 Class A Units and 3,294,733 Class B Units in exchange for all ownership interests of the roll-up contributed to the Partnership in 2005. The Partnership issued an additional 3,144,010 Class A Units and 1,228,372 Class B Units in 2006. The Class A Units issued as a result of the formation of the Partnership have a par value of $10.00 per unit, while Class A Units issued on December 29, 2006, as a result of the addition of additional properties have a par value of $11.49 per unit. Operating distributions accrue at the rate of 10% per year for Class A Units or as defined in the Partnership Agreement. The Class A Units have distribution preference, which decreases ratably after the full return of capital to the Class A Unitholders through distributions, and also have a liquidation preference and a profit interest in the event of sale, disposition, or refinancing as defined in the Agreement of Limited Partnership (the Partnership Agreement).

Also in connection with the formation of the Partnership, the Partnership awarded Class C Unit profit interests. These Class C Units do not have a par value, and no capital was contributed in consideration for their issuance. These Class C Units were issued to the General Partner of the Partnership, which is owned by two parties that have significant ownership holdings in the Partnership.

When operating distributions are paid in full to the Class A Units as described above, the Class B and Class C Units receive all excess distributions, with 40% to Class B Unitholders and 60% to the Class C Unitholders until the Class B Units receive approximately $2.9 million in any partnership year to the extent that all Class B Units have been issued per the Partnership Agreement. After reaching this threshold, the remaining distributions are allocated 100% to the Class C Unitholders.

The Class D Units represent profit interests in the Partnership, which may be granted periodically to employees of AAM. A total of 10,000 Class D Units have been authorized. A total of 8,050 and 8,050 Class D Units are outstanding at December 31, 2011 and 2010, respectively. The Class D Units are not entitled to any distributions of the Partnership, except in the event of sale, disposition, or refinancing as defined. Class C Units also have an interest in these proceeds. The terms of the Class D Units were amended at the Merger. Part of the Class D Units are defined as performance-based awards under ASC 718 and require employment of the recipient on the date of sale, disposition, or refinancing (Liquidity Event). If the employee is no longer employed on such date, the award is forfeited. For accounting purposes, the grant date fair value will be recognized as an expense when a Liquidity Event becomes imminent and such fair value on the grant date was determined to be $0.9 million. The remainder of the Class D Units are time-based awards under ASC 718 and such fair value determined on the grant date is recognized over the vesting period. During 2011 and 2010, 1,610 and 3,220 of the time-based Class D Units vested, respectively resulting in the recognition of approximately $0.4 million and $0.9 million, respectively in expense. No expense relating to these awards was recognized in 2009.

Distributions to the Partnership’s partners are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2011	$6,733,720	$2,894,457	$7,040,689	$—	$—	$2,215,044	$23,162,935
2010	$13,594,547	$2,894,457	$12,683,113	$—	$5,342,466	$3,792,881	$6,092,935
2009	$13,562,740	$2,894,457	$10,339,900	$—	$6,898,235	$4,430,085	$—

Weighted-average Units outstanding are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2011	13,467,223	4,523,145	2	8,050	—	2,684,900	240,103
2010	13,467,223	4,523,145	2	7,386	5,342,489	4,597,432	65,338
2009	13,467,223	4,523,145	2	8,033	6,901,950	5,369,800	—

The Partnership had established an officer incentive program linked to its future value. Awards vest annually over a five-year period assuming continuing employment by the recipient. The awards can be settled in Class C Units or cash at the Company’s discretion at the settlement date of December 31, 2012. For accounting purposes, expense recognition under the program commenced in 2008, and the related expense for the year ended December 31, 2011, 2010 and 2009 was approximately $0.4 million, $0.4 million and $0.4 million, respectively.

As a result of the Merger on September 17, 2010, such incentive program was modified such that 40% of the previously granted award settled immediately on the Merger date with another 20% vesting and settling on December 31, 2010. The remaining 40% will vest equally on December 31, 2011 and December 31, 2012, and will settle in 2018, subject to the terms and conditions of the amended incentive program agreement. In accordance with ASC 718, Compensation – Stock Compensation (ASC 718), such incentive program will continue to be expensed through general and administrative expenses as non-cash compensation on the statements of operations through the ultimate vesting date of December 31, 2012.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Partnership Equity and Incentive Program

8. Partnership Equity and Incentive Program

In conjunction with the formation of the Partnership, the Partnership issued 10,323,213 Class A Units and 3,294,733 Class B Units in exchange for all ownership interests of the roll-up contributed to the Partnership in 2005. The Partnership issued an additional 3,144,010 Class A Units and 1,228,372 Class B Units in 2006. The Class A Units issued as a result of the formation of the Partnership have a par value of $10.00 per unit, while Class A Units issued on December 29, 2006, as a result of the addition of additional properties have a par value of $11.49 per unit. Operating distributions accrue at the rate of 10% per year for Class A Units or as defined in the Partnership Agreement. The Class A Units have distribution preference, which decreases ratably after the full return of capital to the Class A Unitholders through distributions, and also have a liquidation preference and a profit interest in the event of sale, disposition, or refinancing as defined in the Agreement of Limited Partnership (the Partnership Agreement).

Also in connection with the formation of the Partnership, the Partnership awarded Class C Unit profit interests. These Class C Units do not have a par value, and no capital was contributed in consideration for their issuance. These Class C Units were issued to the General Partner of the Partnership, which is owned by two parties that have significant ownership holdings in the Partnership. When operating distributions are paid in full to the Class A Units as described above, the Class B and Class C Units receive all excess distributions, with 40% to Class B Unitholders and 60% to the Class C Unitholders until the Class B Units receive approximately $2.9 million in any partnership year to the extent that all Class B Units have been issued per the Partnership Agreement. After reaching this threshold, the remaining distributions are allocated 100% to the Class C Unitholders.

The Class D Units represent profit interests in the Partnership, which may be granted periodically to employees of AAM. A total of 10,000 Class D Units have been authorized. A total of 8,050 and 8,050 Class D Units are outstanding at December 31, 2011 and 2010, respectively. The Class D Units are not entitled to any distributions of the Partnership, except in the event of sale, disposition, or refinancing as defined. Class C Units also have an interest in these proceeds. The terms of the Class D Units were amended at the Merger. Part of the Class D Units are defined as performance-based awards under ASC 718 and require employment of the recipient on the date of sale, disposition, or refinancing (Liquidity Event). If the employee is no longer employed on such date, the award is forfeited. For accounting purposes, the grant date fair value will be recognized as an expense when a Liquidity Event becomes imminent and such fair value on the grant date was determined to be $0.9 million. The remainder of the Class D Units are time-based awards under ASC 718 and such fair value determined on the grant date is recognized over the vesting period. For the years ended December 31, 2011 and 2010, 1,610 and 3,220 of the time-based Class D Units vested, respectively resulting in the recognition of approximately $0.4 million and $0.9 million, respectively in expense. No expense relating to these awards was recognized in 2009.

Distributions to the Partnership’s partners are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2011	$6,733,720	$2,894,457	$7,040,689	$—	$—	$2,215,044	$23,162,935
2010	$13,594,547	$2,894,457	$12,683,113	$—	$5,342,466	$3,792,881	$6,092,935
2009	$13,562,740	$2,894,457	$10,339,900	$—	$6,898,235	$4,430,085	$—

Weighted-average Units outstanding are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2011	13,467,223	4,523,145	2	8,050	—	2,684,900	240,103
2010	13,467,223	4,523,145	2	7,386	5,342,489	4,597,432	65,338
2009	13,467,223	4,523,145	2	8,033	6,901,950	5,369,800	—

The Partnership had established an officer incentive program linked to its future value. Awards vest annually over a five-year period assuming continuing employment by the recipient. The awards can be settled in Class C Units or cash at the Partnership’s discretion at the settlement date of December 31, 2012. For accounting purposes, expense recognition under the program commenced in 2008, and the related expense for the year ended December 31, 2011, 2010 and 2009 was approximately $0.4 million, $0.4 million and $0.4 million, respectively.

As a result of the Merger on September 17, 2010, such incentive program was modified such that 40% of the previously granted award settled immediately on the Merger date with another 20% vesting and settling on December 31, 2010. The remaining 40% will vest equally on December 31, 2011 and December 31, 2012, and will settle in 2018, subject to the terms and conditions of the amended incentive program agreement. In accordance with ASC 718, Compensation – Stock Compensation (ASC 718), such incentive program will continue to be expensed through general and administrative expenses as non-cash compensation on the statements of operations through the ultimate vesting date of December 31, 2012.

Option Awards	12 Months Ended
Dec. 31, 2011
Option Awards
9.	Option Awards

On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. Two thirds of the options granted are performance based awards whose criteria for vesting is tied to a future liquidity event (as defined) and also contingent upon meeting certain return thresholds (as defined). At this time the Company does not believe it is probable that these options will vest and therefore has not recorded any expense in the December 31, 2011 or 2010 consolidated financial statements in accordance with ASC 718. The grant date fair value associated with all performance based award options of the Company aggregates to approximately $4.5 million and $4.0 million as of December 31, 2011 and 2010, respectively. One third of the options granted were time based awards and the service period for these options is four years with shares vesting at a rate of 25% ratably from the grant date.

The following table represents the time based option awards activity for the years ended December 31, 2011 and 2010.

	2011	2010
Outstanding at January 1	21,866	—
Granted	1,610	21,866
Exercised	—	—
Cancelled/Forfeited	—	—

Outstanding at December 31	23,476	21,866

Options exercisable at end of period	—	—
Weighted average fair value of options granted to date	$112.62	$108.55

Weighted average remaining contractual life (years)	8.71	9.72

The following table represents the time based option awards outstanding for years ended December 31, 2011 and 2010 as well as other Plan data:

	2011	2010
Range of exercise prices	$1,000 - $1,139	$1,000 - $1,084
Outstanding	23,476	21,866
Remaining contractual life (years)	8.71	9.72
Weighted average exercise price	$1,011	$1,002

The Company has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2011 and 2010.

2011 Grants
Weighted average dividend yield	8.13%
Weighted average risk-free interest rate	2.02%
Weighted average expected life	7.0 years
Weighted average estimated volatility	38.10%
Weighted average exercise price	$1,134.76
Weighted average fair value of options granted (per option)	$168.01

2010 Grants
Weighted average dividend yield	10.28%
Weighted average risk-free interest rate	2.1%
Weighted average expected life	7.0 years
Weighted average estimated volatility	38.00%
Weighted average exercise price	$1,001.83
Weighted average fair value of options granted (per option)	$108.55

The Company recorded non-cash compensation expenses of approximately $1.1 million and $0.3 million for the years ended December 31, 2011 and 2010, related to the time based stock options accounted for as equity awards, as a component of general and administrative expenses in the consolidated statements of operations and comprehensive income, respectively.

At December 31, 2011, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1.2 million.

For the year ended December 31,	Options
2012	$671,430
2013	353,381
2014	143,969
2015	11,161

Total	$1,179,941

Dividend respectively equivalent rights associated with the Plan amounted to $2.2 million and $0.6 million for the years ended December 31, 2011 and 2010, respectively. These dividend rights will be paid in four installments as the option vests.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Option Awards

9. Option Awards

On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. Two thirds of the options granted are performance based awards whose criteria for vesting is tied to a future liquidity event (as defined) and also contingent upon meeting certain return thresholds (as defined). At this time the Partnership does not believe it is probable that these options will vest and therefore has not recorded any expense in the December 31, 2011 or 2010 consolidated financial statements in accordance with ASC 718. The grant date fair value associated with all performance based award options of the Partnership aggregates to approximately $4.5 million and $4.0 million as of December 31, 2011 and 2010, respectively. One third of the options granted were time based awards and the service period for these options is four years with shares vesting at a rate of 25% ratably from the grant date.

The following table represents the time based option awards activity for the years ended December 31, 2011 and 2010.

	2011	2010
Outstanding at January 1	21,866	—
Granted	1,610	21,866
Exercised	—	—
Cancelled/Forfeited	—	—

Outstanding at December 31	23,476	21,866

Options exercisable at end of period	—	—
Weighted average fair value of options granted to date	$112.62	$108.55

Weighted average remaining contractual life (years)	8.71	9.72

The following table represents the time based option awards outstanding for years ended December 31, 2011 and 2010 as well as other Plan data:

	2011	2010
Range of exercise prices	$1,000 - $1,139	$1,000 - $1,084
Outstanding	23,476	21,866
Remaining contractual life (years)	8.71	9.72
Weighted average exercise price	$1,011	$1,002

The Partnership has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2011 and 2010.

2011 Grants
Weighted average dividend yield	8.13%
Weighted average risk-free interest rate	2.02%
Weighted average expected life	7.0 years
Weighted average estimated volatility	38.10%
Weighted average exercise price	$1,134.76
Weighted average fair value of options granted (per option)	$168.01

2010 Grants
Weighted average dividend yield	10.28%
Weighted average risk-free interest rate	2.1%
Weighted average expected life	7.0 years
Weighted average estimated volatility	38.00%
Weighted average exercise price	$1,001.83
Weighted average fair value of options granted (per option)	$108.55

The Partnership recorded non-cash compensation expenses of approximately $1.1 million and $0.3 million for the years ended December 31, 2011 and 2010, related to the time based stock options accounted for as equity awards, as a component of general and administrative expenses in the consolidated statements of operations and comprehensive income, respectively.

At December 31, 2011, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1,180,000.

For the year ended December 31,	Options
2012	$671,430
2013	353,381
2014	143,969
2015	11,161

Total	$1,179,941

Dividend equivalent rights associated with the Plan amounted to $2.2 million and $0.6 million for the years ended December 31, 2011 and 2010, respectively. These dividend rights will be paid in four installments as the option vests.

Minimum Future Rentals	12 Months Ended
Dec. 31, 2011
Minimum Future Rentals
10.	Minimum Future Rentals

The Company’s real estate investments are leased under noncancelable triple-net operating leases. Under the provisions of the leases, the Company receives fixed minimum monthly rentals, generally with annual increases, and the operators are responsible for the payment of all operating expenses, including repairs and maintenance, insurance, and real estate taxes of the property throughout the term of the leases.

At December 31, 2011, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2012	$107,432,234
2013	111,436,447
2014	110,012,490
2015	109,992,794
2016	108,497,485
Thereafter	514,788,003

$1,062,159,453

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Minimum Future Rentals

10. Minimum Future Rentals

The Partnership’s real estate investments are leased under noncancelable triple-net operating leases. Under the provisions of the leases, the Partnership receives fixed minimum monthly rentals, generally with annual increases, and the operators are responsible for the payment of all operating expenses, including repairs and maintenance, insurance, and real estate taxes of the property throughout the term of the leases.

At December 31, 2011, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2012	$107,432,234
2013	111,436,447
2014	110,012,490
2015	109,992,794
2016	108,497,485
Thereafter	514,788,003

$1,062,159,453

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited)
11.	Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 (in thousands) excluding the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2011
	1st Quarter (1)	2nd Quarter	3rd Quarter (2)	4th Quarter (3)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income attributable to common stockholders	$1,716	$7,002	$314	$2,281

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter (4)
Total revenues	$21,956	$22,627	$22,751	$22,069

Net income attributable to common stockholders	$11,629	$11,326	$9,007	$6,020

(1)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with our senior note issuance during the first quarter.
(2)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to a operator transition, and $0.9 million of impairment recognized in the third quarter.
(3)	The results include $5.2 million of impairment recognized in the fourth quarter.
(4)	The results include $1.1 million in straight-line rent write offs recognized in the fourth quarter.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Quarterly Results of Operations (Unaudited)

11. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 (in thousands) excluding the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2011
	1st Quarter (1)	2nd Quarter	3rd Quarter (2)	4th Quarter (3)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income attributable to common stockholders	$1,716	$7,002	$314	$2,281

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter (4)
Total revenues	$21,956	$22,627	$22,751	$22,069

Net income attributable to common stockholders	$11,629	$11,326	$9,007	$6,020

(1)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with our senior note issuance during the first quarter.
(2)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to a operator transition, and $0.9 million of impairment recognized in the third quarter.
(3)	The results include $5.2 million of impairment recognized in the fourth quarter.
(4)	The results include $1.1 million in straight-line rent write offs recognized in the fourth quarter.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties
12.	Related Parties

Related party receivables and payables represent amounts due from/to various affiliates of the Company, including advances to members of the Company, amounts due to certain acquired companies and limited liability companies for transactions occurring prior to the formation of the Company, and various advances to entities controlled by affiliates of the Company’s management. An officer of the Company received a loan of approximately $0.3 million, which has been paid off in full as of April 29, 2011.

The Partnership had entered into a management agreement, as amended, effective April 1, 2005, with AAM, an entity affiliated by common ownership. Under the management agreement, AAM had been granted the exclusive right to oversee the portfolio of the Partnership, providing, among other administrative services, accounting and all required financial services; legal administration and regulatory compliance; investor, operator, and lender relationship services; and transactional support to the Partnership. Except as otherwise provided in the Partnership Agreement, all management powers of the business and affairs of the Partnership were exclusively vested in the General Partner. The annual fee for such services equaled six-tenths of one percent (0.6%) of the aggregate fair market value of the properties as determined by the Partnership and AAM annually. This fee arrangement was amended as discussed below. In addition, the Partnership reimbursed AAM for all reasonable and necessary out-of-pocket expenses incurred in AAM’s conduct of its business, including, but not limited to, travel, legal, appraisal, and brokerage fees, fees and expenses incurred in connection with the acquisition, disposition, or refinancing of any property, and reimbursement of compensation and benefits of the officers and employees of AAM. This agreement was terminated on September 17, 2010 when the Merger occurred, effectively consolidating AAM into the Company, and eliminating the necessity for reimbursement.

On October 16, 2007, the Company legally acquired AAM through a Manager Contribution and Exchange Agreement dated October 16, 2007 (the Contribution Agreement). As stipulated in the Contribution Agreement and the Second Amended and Restated Agreement of Limited Partnership on October 16, 2007 (Partnership Agreement), the Company issued a new class of Company Unit, Class F Units, as consideration to the contributing members of AAM. The contributing members of AAM served as the general partner of the Partnership. With respect to distributions other than to the holders of the Class G Units, the Class F Units have subordinated payment and liquidity preference to the Class E Units (which were subsequently cancelled) but are senior in payment and liquidity preference, where applicable, to the Class A, B, C, and D Units of the Partnership. The Class F Units paid in quarterly installments an annual dividend of 8.25% of the preliminary face amount of approximately $53.7 million (of which half were subsequently redeemed). The preliminary pricing was based upon trading multiples of comparably sized publicly traded healthcare REITs. The ultimate Class F Unit valuation is subject to a true-up formula at the time of a Liquidity Event, as defined in the Partnership Agreement.

For accounting purposes, prior to the Merger, AAM had not been consolidated by the Company, nor had any value been ascribed to the Class F Units issued due to the ability of the Class E Unitholders prior to the Merger to unwind the acquisition as described below. Such action was outside the control of the Company, and accordingly, the acquisition is not viewed as having been consummated. The dividends earned by the Class F Unitholders were reflected as a component of management fees as described above. Prior to the Merger, the fee for management services to the Company was equal to the dividend earned on the Class F Unit.

Under certain circumstances, the Partnership Agreement did permit the Class E Unitholders to unwind this transaction and required the Company to redeem the Class F Units by returning to the affiliates all membership interests in AAM. On September 17, 2010, the Company settled the investment with JER Aviv Acquisition, LLC (JER), the sole Class E Unitholder, and cancelled all outstanding Class E Units. For accounting purposes, this treatment triggered the retroactive consolidation of AAM by the Company.

The original and follow-on investments of Class E unitholders were made subject to the Unit Purchase Agreement and related documents (UPA) between the Company and JER dated May 26, 2006. The UPA did not give either party the right to settle the investment prior to May 26, 2011. However, the UPA did have an economic arrangement as to how either party could settle the arrangement on or after that date. This economic construct guided the discussions and negotiations of settlement. The UPA allowed the Company to call the E Units and warrants anytime after May 26, 2011 as long as it provided JER with a 15% IRR from date of inception. The IRR would be calculated factoring interim distributions as well as exit payments. The units were settled for approximately $92.0 million contemporaneous with the Merger. A portion of the settlement related to outstanding warrants held by JER and originally issued in connection with the E units issuance.

Coincident with the Merger, 50% of the Class F Unit was purchased and settled by the Company for approximately $23.6 million and is reported as a component of distributions to partners and accretion on Class E Preferred Units in the consolidated statements of changes in equity. The remaining Class F Units will pay in quarterly installments an annual dividend of 9.38% of the face amount of approximately $23.6 million.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Related Parties

12. Related Parties

Related party receivables and payables represent amounts due from/to various affiliates of the Partnership, including advances to members of the Partnership, amounts due to certain acquired companies and limited liability companies for transactions occurring prior to the formation of the Partnership, and various advances to entities controlled by affiliates of the Partnership’s management. An officer of the Partnership received a loan of approximately $0.3 million, which has been paid off in full as of April 29, 2011.

The Partnership had entered into a management agreement, as amended, effective April 1, 2005, with AAM, an entity affiliated by common ownership. Under the management agreement, AAM had been granted the exclusive right to oversee the portfolio of the Partnership, providing, among other administrative services, accounting and all required financial services; legal administration and regulatory compliance; investor, operator, and lender relationship services; and transactional support to the Partnership. Except as otherwise provided in the Partnership Agreement, all management powers of the business and affairs of the Partnership were exclusively vested in the General Partner. The annual fee for such services equaled six-tenths of one percent (0.6%) of the aggregate fair market value of the properties as determined by the Partnership and AAM annually. This fee arrangement was amended as discussed below. In addition, the Partnership reimbursed AAM for all reasonable and necessary out-of-pocket expenses incurred in AAM’s conduct of its business, including, but not limited to, travel, legal, appraisal, and brokerage fees, fees and expenses incurred in connection with the acquisition, disposition, or refinancing of any property, and reimbursement of compensation and benefits of the officers and employees of AAM. This agreement was terminated on September 17, 2010 when the Merger occurred, effectively consolidating AAM into the Partnership, and eliminating the necessity for reimbursement.

On October 16, 2007, the Partnership legally acquired AAM through a Manager Contribution and Exchange Agreement dated October 16, 2007 (the Contribution Agreement). As stipulated in the Contribution Agreement and the Second Amended and Restated Agreement of Limited Partnership on October 16, 2007 (Partnership Agreement), the Partnership issued a new class of Partnership Unit, Class F Units, as consideration to the contributing members of AAM. The contributing members of AAM served as the general partner of the Partnership. With respect to distributions other than to the holders of the Class G Units, the Class F Units have subordinated payment and liquidity preference to the Class E Units (which were subsequently cancelled) but are senior in payment and liquidity preference, where applicable, to the Class A, B, C, and D Units of the Partnership. The Class F Units paid in quarterly installments an annual dividend of 8.25% of the preliminary face amount of approximately $53.7 million (of which half were subsequently redeemed). The preliminary pricing was based upon trading multiples of comparably sized publicly traded healthcare Real Estate Investment Trusts. The ultimate Class F Unit valuation is subject to a true-up formula at the time of a Liquidity Event, as defined in the Partnership Agreement.

For accounting purposes, prior to the Merger, AAM had not been consolidated by the Partnership, nor had any value been ascribed to the Class F Units issued due to the ability of the Class E Unitholders prior to the Merger to unwind the acquisition as described below. Such action was outside the control of the Partnership, and accordingly, the acquisition is not viewed as having been consummated. The dividends earned by the Class F Unitholders were reflected as a component of management fees as described above. Prior to the Merger, the fee for management services to the Partnership was equal to the dividend earned on the Class F Unit.

Under certain circumstances, the Partnership Agreement did permit the Class E Unitholders to unwind this transaction and required the Partnership to redeem the Class F Units by returning to the affiliates all membership interests in AAM. On September 17, 2010, the Partnership settled the investment with JER Aviv Acquisition, LLC (JER), the sole Class E Unitholder, and cancelled all outstanding Class E Units. For accounting purposes, this treatment triggered the retroactive consolidation of AAM by the Partnership.

The original and follow-on investments of Class E unitholders were made subject to the Unit Purchase Agreement and related documents (UPA) between the Partnership and JER dated May 26, 2006. The UPA did not give either party the right to settle the investment prior to May 26, 2011. However, the UPA did have an economic arrangement as to how either party could settle the arrangement on or after that date. This economic construct guided the discussions and negotiations of settlement. The UPA allowed the Partnership to call the E Units and warrants anytime after May 26, 2011 as long as it provided JER with a 15% IRR from date of inception. The IRR would be calculated factoring interim distributions as well as exit payments. The units were settled for approximately $92.0 million contemporaneous with the Merger. A portion of the settlement related to outstanding warrants held by JER and originally issued in connection with the E units issuance.

Coincident with the Merger, 50% of the Class F Unit was purchased and settled by the Partnership for approximately $23.6 million and is reported as a component of distributions to partners and accretion on Class E Preferred Units in the consolidated statements of changes in equity. The remaining Class F Units will pay in quarterly installments an annual dividend of 9.38% of the face amount of approximately $23.6 million.

Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives
13.	Derivatives

During the periods presented, the Company was party to various interest rate swaps, which were purchased to fix the variable interest rate on the denoted notional amount under the original debt agreements.

At December 31, 2011, the Company is party to two interest rate swaps, with identical terms for $100 million each. They were purchased to fix the variable interest rate on the denoted notional amount under the Mortgage which was obtained in September 2010, and qualify for hedge accounting. For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$ 200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2011 (included in other assets)	$ —
Asset balance at December 31, 2010 (included in other assets)	$ 4,094,432
Liability balance at December 31, 2011 (included in other liabilities)	$ (3,297,342)
Liability balance at December 31, 2010 (included in other liabilities)	$ —

The fair value of each interest rate swap agreement may increase or decrease due to changes in market conditions but will ultimately decrease to zero over the term of each respective agreement.

For the years ended December 31, 2011, 2010, and 2009, the Partnership recognized approximately $0, $2.9 million, and $7.0 million of net income, respectively, in the consolidated statements of operations and comprehensive income related to the change in the fair value of interest rate swap agreements where the Partnership did not elect to apply hedge accounting. Such instruments that did not elect to apply hedge accounting were settled at the Merger date.

The following table provides the Company’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2011 (dollars in thousands):

	Total Carrying Value at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,297)	—	(3,297)	—

	$(3,297)	$—	$(3,297)	$—

The Company’s derivative assets and liabilities include interest rate swaps that effectively convert a portion of the Company’s variable rate debt to fixed rate debt. The derivative positions are valued using models developed by the respective counterparty that use as their basis readily observable market parameters (such as forward yield curves) and are classified within Level 2 of the valuation hierarchy. The Company considers its own credit risk as well as the credit risk of its counterparties when evaluating the fair value of its derivatives.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Derivatives

13. Derivatives

During the periods presented, the Partnership was party to various interest rate swaps, which were purchased to fix the variable interest rate on the denoted notional amount under the original debt agreements.

At December 31, 2011, the Partnership is party to two interest rate swaps, with identical terms for $100 million each. They were purchased to fix the variable interest rate on the denoted notional amount under the Mortgage which was obtained in September 2010, and qualify for hedge accounting. For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2011 (included in other assets)	$—
Asset balance at December 31, 2010 (included in other assets)	$4,094,432
Liability balance at December 31, 2011 (included in other liabilities)	$(3,297,342)
Liability balance at December 31, 2010 (included in other liabilities)	$—

The fair value of each interest rate swap agreement may increase or decrease due to changes in market conditions but will ultimately decrease to zero over the term of each respective agreement.

For the years ended December 31, 2011, 2010, and 2009, the Partnership recognized approximately $0, $2.9 million, and $7.0 million of net income, respectively, in the consolidated statements of operations and comprehensive income related to the change in the fair value of interest rate swap agreements where the Partnership did not elect to apply hedge accounting. Such instruments that did not elect to apply hedge accounting were settled at the Merger date.

The following table provides the Partnership’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2011 (dollars in thousands):

	Total Carrying Value at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,297)	—	(3,297)	—

	$(3,297)	$—	$(3,297)	$—

The Partnership’s derivative assets and liabilities include interest rate swaps that effectively convert a portion of the Partnership’s variable rate debt to fixed rate debt. The derivative positions are valued using models developed by the respective counterparty that use as their basis readily observable market parameters (such as forward yield curves) and are classified within Level 2 of the valuation hierarchy. The Partnership considers its own credit risk as well as the credit risk of its counterparties when evaluating the fair value of its derivatives.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
14.	Commitments and Contingencies

The Company has a contractual arrangement with a operator to reimburse quality assurance fees levied by the California Department of Health Care Services from August 1, 2005 through July 31, 2008. The Company is obligated to reimburse the fees to the operator if and when the state withholds these fees from the operator’s Medi-Cal reimbursements associated with 5 facilities that were formerly leased to Trinity Health Systems. The total possible obligation for these fees is approximately $1.7 million, of which approximately $1.4 million has been paid to date. For the year ended December 31, 2011, the Company’s indemnity expense for these fees was approximately $0.4 million which equaled the actual amount paid during the period, and are included as a component of transaction costs in the consolidated statements of operations and comprehensive income.

Judicial proceedings seeking declaratory relief for these fees are in process which if successful would provide for recovery of such amounts from the State of California. The Company has certain rights to seek relief against Trinity Health Systems for monies paid out under the indemnity claim; however, it is uncertain whether the Company will be successful in receiving any amounts from Trinity.

During 2011, the Company entered into a contractual arrangement with a operator in one of its facilities to reimburse any liabilities, obligations or claims of any kind or nature resulting from the actions of the former operator in such facility, Brighten Health Care Group. The Company is obligated to reimburse the fees to the operator if and when the operator incurs such expenses associated with certain Indemnified Events, as defined therein. The total possible obligation for these fees is estimated to be $2.0 million, of which approximately $0.5 million has been paid to date. The remaining $1.5 million was accrued and included as a component of transaction costs in the consolidated statements of operations and comprehensive income for the year ended December 31, 2011.

In the normal course of business, the Company is involved in legal actions arising from the ownership of its property. In management’s opinion, the liabilities, if any, that may ultimately result from such legal actions are not expected to have a material adverse effect on the financial position, operations, or liquidity of the Company.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Commitments and Contingencies

14. Commitments and Contingencies

The Partnership has a contractual arrangement with a operator to reimburse quality assurance fees levied by the California Department of Health Care Services from August 1, 2005 through July 31, 2008. The Partnership is obligated to reimburse the fees to the operator if and when the state withholds these fees from the operator’s Medi-Cal reimbursements associated with 5 facilities that were formerly leased to Trinity Health Systems. The total possible obligation for these fees is approximately $1.7 million, of which approximately $1.4 million has been paid to date. For the year ended December 31, 2011, the Partnership’s indemnity expense for these fees was approximately $0.4 million which equaled the actual amount paid during the period, and are included as a component of transaction costs in the consolidated statements of operations and comprehensive income.

Judicial proceedings seeking declaratory relief for these fees are in process which if successful would provide for recovery of such amounts from the State of California. The Partnership has certain rights to seek relief against Trinity Health Systems for monies paid out under the indemnity claim; however, it is uncertain whether the Partnership will be successful in receiving any amounts from Trinity.

During 2011, the Partnership entered into a contractual arrangement with a operator in one of its facilities to reimburse any liabilities, obligations or claims of any kind or nature resulting from the actions of the former operator in such facility, Brighten Health Care Group. The Partnership is obligated to reimburse the fees to the operator if and when the operator incurs such expenses associated with certain Indemnified Events, as defined therein. The total possible obligation for these fees is estimated to be $2.0 million, of which approximately $0.5 million has been paid to date. The remaining $1.5 million was accrued and included as a component of transaction costs in the consolidated statements of operations and comprehensive income for the year ended December 31, 2011.

In the normal course of business, the Partnership is involved in legal actions arising from the ownership of its property. In management’s opinion, the liabilities, if any, that may ultimately result from such legal actions are not expected to have a material adverse effect on the financial position, operations, or liquidity of the Partnership.

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentration of Credit Risk
15.	Concentration of Credit Risk

As of December 31, 2011, the Company’s portfolio of investments consisted of 223 healthcare facilities, located in 26 states and operated by 35 third party operators. At December 31, 2011, approximately 47.4% (measured as a percentage of total assets) were leased by five private operators: Saber Health Group (15.6%), Evergreen Healthcare (10.4%), Sun Mar Healthcare (8.2%), Daybreak Healthcare (7.3%), and Benchmark (5.9%). No other operator represents more than 5.5% of our total assets. The five states in which the Partnership had its highest concentration of total assets were California (17.4%), Texas (10.5%), Arkansas, (8.0%), Ohio (8.0%), and Pennsylvania (7.5%), at December 31, 2011.

For the year ended December 31, 2011, the Company’s rental income from operations totaled approximately $91.0 million, of which approximately $11.8 million was from Evergreen Healthcare (12.8%), $10.4 million from Saber Health Group (11.2%), $10.3 million from Daybreak Healthcare (11.2%) and $9.7 million was from Sun Mar Healthcare (10.5%). No other operator generated more than 7.6% of the Partnership’s rental income from operations for the year ended December 31, 2011.

Below is a summary of unaudited financial information as of and for the year ended December 31, 2010 for the two lessees (operators) of our properties whose total assets, in the aggregate, exceeds 10% of the Company’s total assets at December 31, 2011. Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Evergreen Healthcare (1)
Financial position
Current assets	$42,059,735	$55,783,765
Noncurrent assets	66,595,199	37,838,811
Current liabilities	51,254,068	58,002,968
Noncurrent liabilities	62,179,656	110,994,815
(Deficit) equity	(4,778,790)	(75,375,207)
Results of operations
Revenues	$220,567,203	$254,813,588
Gross profit	8,192,999	23,700,852
Income from continuing operations	4,823,729	7,662,953
Net income	4,404,671	7,662,953

(1)	Represents the financial information as of December 31, 2010 as the December 31, 2011 financial information was not available as of and for the year ended December 31, 2011.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Concentration of Credit Risk

15. Concentration of Credit Risk

As of December 31, 2011, the Partnership’s portfolio of investments consisted of 223 healthcare facilities, located in 26 states and operated by 35 third party operators. At December 31, 2011, approximately 47.4% (measured as a percentage of total assets) were leased by five private operators: Saber Health Group (15.6%), Evergreen Healthcare (10.4%), Sun Mar Healthcare (8.2%), Daybreak Healthcare (7.3%), and Benchmark (5.9%). No other operator represents more than 5.5% of our total assets. The five states in which the Partnership had its highest concentration of total assets were California (17.4%), Texas (10.5%), Arkansas (8.0%), Ohio (8.0%), and Pennsylvania (7.5%) at December 31, 2011.

For the year ended December 31, 2011, the Partnership’s rental income from operations totaled approximately $91.0 million, of which approximately $11.8 million was from Evergreen Healthcare (12.8%), $10.4 million from Saber Health Group (11.2%), $10.3 million from Daybreak Healthcare (11.2%) and $9.7 million was from Sun Mar Healthcare (10.5%). No other operator generated more than 7.6% of the Partnership’s rental income from operations for the year ended December 31, 2011.

Below is a summary of unaudited financial information as of and for the year ended December 31, 2010 for the two lessees (operators) of our properties whose total assets, in the aggregate, exceeds 10% of the Partnership’s total assets at December 31, 2011. Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Evergreen Healthcare (1)
Financial position
Current assets	$42,059,735	$55,783,765
Noncurrent assets	66,595,199	37,838,811
Current liabilities	51,254,068	58,002,968
Noncurrent liabilities	62,179,656	110,994,815
(Deficit) equity	(4,778,790)	(75,375,207)
Results of operations
Revenues	$220,567,203	$254,813,588
Gross profit	8,192,999	23,700,852
Income from continuing operations	4,823,729	7,662,953
Net income	4,404,671	7,662,953

(1)	Represents the financial information as of December 31, 2010 as the December 31, 2011 financial information was not available as of and for the year ended December 31, 2011.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
16.	Discontinued Operations

ASC 205-20 requires that the operations and associated gains and/or losses from the sale or planned disposition of components of an entity, as defined, be reclassified and presented as discontinued operations in the Company’s consolidated financial statements for all periods presented. In April 2012, the Company sold three properties in Arkansas and one property in Massachusetts to unrelated third parties. Below is a summary of the components of the discontinued operations for the respective periods:

		Year Ended December 31,
	2011	2010	2009
Total revenues	$1,260,671	$1,163,559	$1,670,224
Total expenses	(1,494,386)	(507,413)	(877,997)

Discontinued operations	$(233,715)	$656,146	$792,227

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Discontinued Operations

16. Discontinued Operations

ASC 205-20 requires that the operations and associated gains and/or losses from the sale or planned disposition of components of an entity, as defined, be reclassified and presented as discontinued operations in the Company’s consolidated financial statements for all periods presented. In April 2012, the Company sold three properties in Arkansas and one property in Massachusetts to unrelated third parties. Below is a summary of the components of the discontinued operations for the respective periods:

	Year Ended December 31,
	2011	2010	2009
Total revenues	$1,260,671	$1,163,559	$1,670,224
Total expenses	(1,494,386)	(507,413)	(877,997)

Discontinued operations	$(233,715)	$656,146	$792,227

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
17.	Subsequent Events

On January 6, 2012, Aviv Financing II acquired a vacant parcel of land in Ohio from an unrelated third party for a purchase price of $275,000. The Company financed this purchase through cash.

On January 31, 2012, the Company, under Aviv Financing V entered into a $187.5 million secured revolving credit facility with General Electric Capital Corporation and certain other lenders party thereto (the 2016 Revolver). On each payment date, the Company pays interest only in arrears on any outstanding principal balance of the 2016 Revolver. The interest rate under our 2016 Revolver is generally based on LIBOR (subject to a floor of 1.0%) plus 4.25%. The initial term of the 2016 Revolver expires in January 2016 with a one-year extension option, provided that certain conditions precedent are satisfied (as defined). The proceeds from the 2016 Revolver are available for general corporate purposes. The amount of the 2016 Revolver may be increased by up to $87.5 million (resulting in total availability of up to $275 million), provided that certain conditions precedent are satisfied (as defined).

On March 1, 2012, Aviv Financing I acquired seven properties in Iowa and one in Nebraska from two unrelated third parties for a purchase price of $16,400,000. The Company financed the purchase through cash and borrowings of $10,360,000 under the Acquisition Credit Line.

On March 1, 2012, Aviv Financing I acquired a property in Nevada from an unrelated third party for a purchase price of $4,800,000. The Company financed the purchase through cash and borrowings of $3,339,000 under the Acquisition Credit Line.

On March 2, 2012, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $2,500,000. The Company financed the purchase through cash and borrowings of $1,750,000 under the Acquisition Credit Line.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Subsequent Events

17. Subsequent Events

On January 6, 2012, Aviv Financing II acquired a vacant parcel of land in Ohio from an unrelated third party for a purchase price of $275,000. The Partnership financed this purchase through cash.

On January 31, 2012, the Partnership, under Aviv Financing V entered into a $187.5 million secured revolving credit facility with General Electric Capital Corporation and certain other lenders party thereto (the 2016 Revolver). On each payment date, the Partnership pays interest only in arrears on any outstanding principal balance of the 2016 Revolver. The interest rate under our 2016 Revolver is generally based on LIBOR (subject to a floor of 1.0%) plus 4.25%. The initial term of the 2016 Revolver expires in January 2016 with a one-year extension option, provided that certain conditions precedent are satisfied (as defined). The proceeds from the 2016 Revolver are available for general corporate purposes. The amount of the 2016 Revolver may be increased by up to $87.5 million (resulting in total availability of up to $275 million), provided that certain conditions precedent are satisfied (as defined).

On March 1, 2012, Aviv Financing I acquired seven properties in Iowa and one in Nebraska from two unrelated third parties for a purchase price of $16,400,000. The Partnership financed the purchase through cash and borrowings of $10,360,000 under the Acquisition Credit Line.

On March 1, 2012, Aviv Financing I acquired a property in Nevada from an unrelated third party for a purchase price of $4,800,000. The Partnership financed the purchase through cash and borrowings of $3,339,000 under the Acquisition Credit Line.

On March 2, 2012, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $2,500,000. The Partnership financed the purchase through cash and borrowings of $1,750,000 under the Acquisition Credit Line.

Condensed Consolidating Information (AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES)	12 Months Ended
Dec. 31, 2011
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Condensed Consolidating Information

18. Condensed Consolidating Information

The REIT and certain of the Partnership’s direct and indirect wholly owned subsidiaries (the Subsidiary Guarantors and Subordinated Subsidiary Guarantors) fully and unconditionally guaranteed on a joint and several basis, the obligation to pay principal and interest with respect to the Senior Notes issued in February 2011 and April 2011. These Senior Notes were issued by Aviv Healthcare Properties Limited Partnership and Aviv Healthcare Capital Corporation (the Issuers). Separate financial statements of the guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by and the operations of the respective guarantor and non-guarantor subsidiaries. Other wholly owned subsidiaries (Non- Guarantor Subsidiaries) that were not included among the Subsidiary Guarantors or Subordinated Subsidiary Guarantors were not obligated with respect to the Senior Notes. The Non-Guarantor Subsidiaries are subject to mortgages. The following summarizes our condensed consolidating information as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010, and 2009:

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets

Net real estate investments	$—	$374,278,067	$425,568,706	$22,740,966	$—	$822,587,739
Cash and cash equivalents	42,354,896	(2,639,048)	6,630	(518,751)	—	39,203,727
Deferred financing costs, net	7,777,902	—	5,335,606	28,822	—	13,142,330
Other	16,119,370	27,324,577	31,161,998	223,220	—	74,829,165
Investment in and due from related parties, net	541,083,875	(5,807,374)	(316,073,840)	(6,958,782)	(212,243,879)	—

Total assets	$607,336,043	$393,156,222	$145,999,100	$15,515,475	$(212,243,879)	$949,762,961

Liabilities and equity

Senior notes payable and other debt	$302,552,127	$—	$284,159,963	$13,761,488	$—	$600,473,578
Due to related parties	6,726,541	—	—	—	—	6,726,541
Tenant security and escrow deposits	385,000	6,505,204	8,623,432	226,281	—	15,739,917
Accounts payable and accrued expenses	9,476,684	4,774,819	3,181,640	691,024	—	18,124,167
Other liabilities	40,937,725	6,457,934	14,045,133	—	—	61,440,792

Total liabilities	360,078,077	17,737,957	310,010,168	14,678,793	—	702,504,995

Total equity	247,257,966	375,418,265	(164,011,068)	836,682	(212,243,879)	247,257,966

Total liabilities and equity	$607,336,043	$393,156,222	$145,990,100	$15,515,475	$(212,243,879)	$949,762,961

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets

Net real estate investments	$—	$286,113,584	$323,858,529	$17,128,420	$—	$627,100,533
Cash and cash equivalents	12,126,776	131,590	777,022	(6,914)	—	13,028,474
Deferred financing costs, net	100,000	—	9,834,291	23,345	—	9,957,636
Other	13,380,055	28,003,734	39,892,306	36,481	—	81,312,576
Investment in and due from related parties, net	232,906,755	47,656,869	(90,503,883)	(6,964,810)	(183,094,931)	—

Total assets	$258,513,586	$361,905,777	$283,858,265	$10,216,522	$(183,094,931)	$731,399,219

Liabilities and equity

Senior notes payable and other debt	$—	$—	$431,471,341	$9,104,575	$—	$440,575,916
Due to related parties	6,092,936	—	—	—	—	6,092,936
Tenant security and escrow deposits	—	6,738,399	6,684,306	235,679	—	13,658,384
Accounts payable and accrued expenses	1,431,564	735,161	3,367,345	478,739	—	6,012,809
Other liabilities	5,833,468	4,039,938	10,030,150	—	—	19,903,556

Total liabilities	13,357,968	11,513,498	451,553,142	9,818,993	—	486,243,601
Total equity	245,155,618	350,392,279	(167,694,877)	397,529	(183,094,931)	245,155,618

Total liabilities and equity	$258,513,586	$361,905,777	$283,858,265	$10,216,522	$(183,094,931)	$731,399,219

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues

Rental income	$—	$39,586,642	$50,056,282	$1,368,634	$—	$91,011,558
Interest on secured loans	2,234,012	1,025,810	1,933,322	—	—	5,193,144
Interest and other income	18,226	488,059	337,509	—	—	843,794

Total revenues	2,252,238	41,100,511	52,327,113	1,368,634	—	97,048,496

Expenses
Interest expense	20,458,737	—	17,743,684	464,434	—	38,666,855
Depreciation and amortization	—	9,847,153	10,096,522	328,087	—	20,271,762
General and administrative	4,116,570	49,722	7,252,303	3,812	—	11,422,407
Transaction costs	1,398,566	2,043,044	2,051,489	—	—	5,493,099
Loss on impairment	—	3,842,771	1,390,034	—	—	5,232,805
Reserve for uncollectible secured loan receivables	1,426,149	—	86,156	—	—	1,512,305
Gain on sale of assets, net	—	—	(1,170,991)	—	—	(1,170,991)
Loss on debt extinguishment	—	—	3,806,513	—	—	3,806,513
Other expenses	—	266,902	—	—	—	266,902

Total expenses	27,400,022	16,049,592	41,255,710	796,333	—	85,501,657

Income before discontinued operations	(25,147,784)	25,050,919	11,071,403	572,301	—	11,546,839
Discontinued operations	—	(84,060)	—	(149,655)	—	(233,715)

Net (loss) income	(25,147,784)	24,966,859	11,071,403	422,646	—	11,313,124

Equity in income (loss) of subsidiaries	36,460,908	—	—	—	(36,460,908)	—

Net income (loss) allocable to common units	$11,313,124	$24,966,859	$11,071,403	$422,646	$(36,460,908)	$11,313,124

Unrealized loss on derivative instruments	—	—	(7,391,774)	—	—	(7,391,774)

Total comprehensive income	$11,313,124	$24,966,859	$3,679,629	$422,646	$(36,460,908)	$3,921,350

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues

Rental income	$—	$36,934,429	$46,931,730	$230,857	$—	$84,097,016
Interest on secured loans	1,384,731	1,461,057	2,326,183	—	—	5,171,971
Interest and other income	20,132	116,173	(3,019)	—	—	133,286

Total revenues	1,404,863	38,511,659	49,254,894	230,857	—	89,402,273

Expenses
Interest expense	305,547	860,212	22,486,033	77,961	—	23,729,753
Depreciation and amortization	—	8,196,500	8,995,192	54,681	—	17,246,373
General and administrative	3,576,085	88,521	6,156,916	1,125	—	9,822,647
Transaction costs	101,007	188,733	1,287,187	1,298	—	1,578,225
Loss on impairment	—	96,000	—	—	—	96,000
Reserve for uncollectible secured loan receivables	750,000	—	—	—	—	750,000
Change in fair value of derivatives	—	—	(2,931,309)	—	—	(2,931,309)
Gain on sale of assets, net	—	70,181	(581,734)	—	—	(511,553)
Loss on debt extinguishment	14,900	690,615	1,590,047	—	—	2,295,562

Total expenses	4,747,539	10,190,762	37,002,332	135,065	—	52,075,698

Income before discontinued operations	(3,342,676)	28,320,897	12,252,562	95,792	—	37,326,575
Discontinued operations	—	729,723	—	(73,578)	—	656,145

Net (loss) income	(3,342,676)	29,050,620	12,252,562	22,214	—	37,982,720
Distributions and accretion on Class E Preferred Units	(17,371,893)	—	—	—	—	(17,371,893)
Net income attributable to noncontrolling interests	(241,622)	—	—	—	—	(241,622)
Equity in income (loss) of subsidiaries	41,325,396	—	—	—	(41,325,396)	—

Net income (loss) allocable to common units	$20,369,205	$29,050,620	$12,252,562	$22,214	$(41,325,396)	$20,369,205

Unrealized gain on derivative instruments	—	—	4,094,432	—	—	4,094,432

Total comprehensive income	$20,369,205	$29,050,620	$16,469,994	$22,214	$(41,325,396)	$24,463,637

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2009

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues

Rental income	$—	$36,693,024	$44,286,520	$—	$—	$80,979,544
Interest on secured loans	355,037	949,466	2,137,644	—	—	3,442,147
Interest and other income	28,300	297,110	140,767	—	—	466,177

Total revenues	383,337	37,939,600	46,564,931	—	—	84,887,868

Expenses
Interest expense	487,617	840,751	25,740,210	—	—	27,068,578
Depreciation and amortization	—	7,599,498	9,320,031	—	—	16,919,529
General and administrative	1,622,828	479,144	5,455,828	—	—	7,557,800
Transaction costs	7,218,441	117,512	105,429	—	—	7,441,382
Change in fair value of derivatives	—	—	(6,987,825)	—	—	(6,987,825)

Total expenses	9,328,886	9,036,095	33,633,673	—	—	51,999,464

Income before discontinued operations	(8,945,549)	28,902,695	12,931,258	—	—	32,888,404
Discontinued operations	—	416,912	—	375,315	—	792,227

Net (loss) income	(8,945,549)	29,319,607	12,931,258	375,315	—	33,680,631
Distributions and accretion on Class E Preferred Units	(14,569,875)	—	—	—	—	(14,569,875)
Net income attributable to noncontrolling interests	(221,154)	—	—	—	—	(221,154)
Equity in income (loss) of subsidiaries	42,626,180	—	—	—	(42,626,180)	—

Net income (loss) allocable to common units	$18,889,602	$29,319,607	$12,931,258	$375,315	$(42,626,180)	$18,889,602

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(293,472,178)	$90,160,280	$253,507,819	$235,096	$—	$50,431,017
Net cash used in investing activities	(2,768,778)	(92,930,918)	(105,966,269)	(5,390,246)	—	(207,056,211)
Financing activities
Borrowings of debt	302,750,000	—	97,416,570	4,761,462	—	404,928,032
Repayment of debt	—	—	(244,727,948)	(104,549)	—	(244,832,497)
Payment of financing costs	(8,593,540)	—	(1,000,564)	(13,600)	—	(9,607,704)
Deferred contribution	35,000,000	—	—	—	—	35,000,000
Capital contributions	40,419,757	—	—	—	—	40,419,757
Cost of raising capital	—	—	—	—	—	—
Cash distributions to partners	(43,107,141)	—	—	—	—	(43,107,141)

Net cash provided by (used in) financing activities	326,469,076	—	(148,311,942)	4,643,313	—	182,800,447

Net increase (decrease) in cash and cash equivalents	30,228,120	(2,770,638)	(770,392)	(511,837)	—	26,175,253
Cash and cash equivalents:
Beginning of year	12,126,776	131,590	777,022	(6,914)	—	13,028,474

End of year	$42,354,896	$(2,639,048)	$6,630	$(518,751)	$—	$39,203,727

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(70,625,627)	$47,525,428	$74,653,171	$3,127,284	$—	$54,680,256
Net cash used in investing activities	(2,734,426)	(29,643,803)	(30,524,081)	(12,214,337)	—	(75,116,647)
Financing activities
Borrowings of debt	—	—	433,677,230	9,112,340	—	442,789,570
Repayment of debt	(12,000,000)	(18,950,549)	(451,564,376)	(7,765)	—	(482,522,690)
Payment of financing costs	(100,000)	—	(10,443,495)	(24,436)	—	(10,567,931)
Payment for swap termination	—	—	(3,380,160)	—	—	(3,380,160)
Capital contributions	223,866,121	—	—	—	—	223,866,121
Redemption of Class E Preferred Units and warrants	(92,001,451)	—	—	—	—	(92,001,451)
Redemption of Class F Units	—	—	(23,602,649)	—	—	(23,602,649)
Cash distributions to partners	(34,534,439)	—	(2,124,013)	—	—	(36,658,452)

Net cash provided by (used in) financing activities	85,230,231	(18,950,549)	(57,437,463)	9,080,139	—	17,922,358

Net increase (decrease) in cash and cash equivalents	11,870,178	(1,068,924)	(13,308,373)	(6,914)	—	(2,514,033)
Cash and cash equivalents:
Beginning of year	256,598	1,200,514	14,085,395	—	—	15,542,507

End of year	$12,126,776	$131,590	$777,022	$(6,914)	$—	$13,028,474

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2009

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$16,614,404	$7,931,821	$10,246,067	$5,250,000	$—	$40,042,292
Net cash used in investing activities	(7,160,265)	(11,920,991)	(14,161,639)	(5,250,000)	—	(38,492,895)
Financing activities
Borrowings of debt	—	4,705,816	28,320,257	2,625,000	—	35,651,073
Repayment of debt	(1,500,000)	(199,549)	(14,767,207)	(2,625,000)	—	(19,091,756)
Payment of financing costs	—	—	(102,803)	—	—	(102,803)
Proceeds from issuance of warrants	8,399,117	—	—	—	—	8,399,117
Redemption of Class E Preferred Units and warrants	17,898,975	—	—	—	—	17,898,975
Cash distributions to partners	(33,695,587)	—	(4,427,402)	—	—	(38,122,989)

Net cash (used in) provided by financing activities	(8,897,495)	4,506,267	9,022,845	—	—	4,631,617

Net increase in cash and cash equivalents	556,644	517,097	5,107,273	—	—	6,181,014
Cash and cash equivalents:

Beginning of year	(300,046)	683,417	8,978,122	—	—	9,361,493

End of year	$256,598	$1,200,514	$14,085,395	$—	$—	$15,542,507

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Accounts Receivable and Secured Loans Receivable Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to (Recovered from) Costs and Expenses	Deductions and Write-offs	Balance at End of Year
Allowance for uncollectible accounts receivable
Year ended December 31, 2011	$—	$79,812	$—	$79,812
Year ended December 31, 2010	223,803	(40,459)	(183,344)	—
Year ended December 31, 2009	113,932	335,868	(225,997)	223,803
Allowance for uncollectible secured loan receivable
Year ended December 31, 2011	$750,000	$1,512,305	$(86,156)	$2,176,149
Year ended December 31, 2010	28,828	721,172	—	750,000
Year ended December 31, 2009	—	28,828	—	28,828

AVIV REIT, INC. AND SUBSIDIARIES

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Valuation and Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

Accounts Receivable and Secured Loans Receivable Allowance for doubtful Accounts

	Balance at Beginning of Year	Charged to (Recovered from) Costs and Expenses	Deductions and Write-offs	Balance at End of Year
Allowance for uncollectible accounts receivable
Year ended December 31, 2011	$—	$79,812	$—	$79,812
Year ended December 31, 2010	223,803	(40,459)	(183,344)	—
Year ended December 31, 2009	113,932	335,868	(225,997)	223,803

Allowance for uncollectible secured loan receivable
Year ended December 31, 2011	$750,000	$1,512,305	$(86,156)	$2,176,149
Year ended December 31, 2010	28,828	721,172	—	750,000
Year ended December 31, 2009	—	28,828	—	28,828

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

Real Estate Investments	12 Months Ended
Dec. 31, 2011
Real Estate Investments

SCHEDULE III – REAL ESTATE INVESTMENTS

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
SunBridge Care/Rehab-Broadway	(a)	(2)	Methuen	MA	$31,469	$495,552	$—	$(130,000)	$31,469	$365,552	$(164,498)	1910	1993	40 years
SunBridge—Colonial Heights	(a)	(2)	Lawrence	MA	63,160	958,681	—	(225,000)	63,160	733,681	(330,157)	1963	1993	40 years
SunBridge—Fall River	(c)		Fall River	MA	90,707	1,308,677	—	(1,399,384)	—	—	—	—	1993	40 years
SunBridge Care Center- Glenwood	(a)	(2)	Lowell	MA	82,483	1,210,652	—	(252,500)	82,483	958,152	(431,164)	1964	1993	40 years
SunBridge—Hammond House	(a)	(2)	Worchester	MA	42,062	663,598	488,598	(663,598)	42,062	488,598	(219,869)	1965	1993	40 years
SunBridge for North Reading	(a)	(2)	North Reading	MA	113,195	1,567,397	—	(252,500)	113,195	1,314,897	(591,703)	1966	1993	40 years
Robbin House Nursing and Rehab	(c)		Quincy	MA	66,000	1,051,668	—	(1,117,668)	—	—	—	—	1993	40 years
SunBridge Care Center—Rosewood	(a)	(2)	Fall River	MA	31,893	512,984	—	(142,501)	31,893	370,483	(166,717)	1882	1993	40 years
SunBridge Care/Rehab-Sandalwood	(a)	(2)	Oxford	MA	64,435	940,982	497,782	(192,500)	64,435	1,246,264	(384,714)	1966	1993	40 years
SunBridge—Spring Valley	(a)	(2)	Worchester	MA	71,084	1,030,725	—	(205,000)	71,084	825,725	(371,576)	1960	1993	40 years
SunBridge Care/Rehab-Town Manor	(c)		Lawrence	MA	89,790	1,305,518	—	(1,395,308)	—	—	—	—	1993	40 years
SunBridge Care/ Rehab-Woodmill	(a)	(2)	Lawrence	MA	61,210	946,028	—	(235,000)	61,210	711,028	(319,963)	1965	1993	40 years
SunBridge Care/ Rehab-Worcester	(c)		Worchester	MA	92,512	1,374,636	—	(1,467,148)	—	—	—	—	1993	40 years
Countryside Community	(a)	(2)	South Haven	MI	221,000	4,239,161	12,959	—	221,000	4,252,120	(829,923)	1975	2005	40 years
Pepin Manor	(a)	(2)	Pepin	WI	318,000	1,569,959	182,045	—	318,000	1,752,004	(309,980)	1978	2005	40 years
Highland Health Care Center	(a)	(2)	Highland	IL	189,921	1,723,523	—	—	189,921	1,723,523	(362,626)	1963	2005	40 years
Nebraska Skilled Nursing/Rehab	(a)	(2)	Omaha	NE	211,000	6,694,584	—	(1,510)	209,490	6,694,584	(1,477,526)	1971	2005	40 years
Casa Real	(a)	(2)	Santa Fe	NM	1,029,800	2,692,295	630,608	—	1,029,800	3,322,903	(688,502)	1985	2005	40 years
Clayton Nursing and Rehab	(a)	(2)	Clayton	NM	41,000	790,476	—	—	41,000	790,476	(227,029)	1960	2005	40 years
Country Cottage Care/ Rehab Center	(a)	(2)	Hobbs	NM	9,000	671,536	—	—	9,000	671,536	(225,301)	1963	2005	40 years
Bloomfield Nursing/ Rehab Center	(a)	(2)	Bloomfield	NM	343,800	4,736,296	—	—	343,800	4,736,296	(954,321)	1985	2005	40 years
Espanola Valley Center	(a)	(2)	Espanola	NM	216,000	4,143,364	—	—	216,000	4,143,364	(919,478)	1984	2005	40 years

AVIV REIT, INC. AND SUBSIDIARIES

SCHEDULE III – (CONTINUED)

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Sunshine Haven Lordsburg	(a)	(2)	Lordsburg	NM	57,041	1,881,927	—	—	57,041	1,881,927	(350,477)	1972	2005	40 years
Silver City Care Center	(a)	(2)	Silver City	NM	305,000	5,843,505	—	—	305,000	5,843,505	(1,143,540)	1984	2005	40 years
Raton Nursing and Rehab Center	(a)	(2)	Raton	NM	128,000	1,509,456	—	—	128,000	1,509,456	(417,333)	1985	2005	40 years
Red Rocks Care Center	(a)	(2)	Gallup	NM	329,000	3,952,779	—	—	329,000	3,952,779	(841,101)	1978	2005	40 years
Heritage Villa Nursing/ Rehab	(a)	(2)	Dayton	TX	18,000	435,568	9,400	—	18,000	444,968	(107,714)	1964	2005	40 years
Wellington Oaks Nursing/Rehab	(a)	(2)	Ft. Worth	TX	137,000	1,147,400	(9,400)	—	137,000	1,138,000	(287,720)	1963	2005	40 years
Seven Oaks Nursing and Rehab	(a)	(2)	Bonham	TX	63,000	2,583,389	—	—	63,000	2,583,389	(541,131)	1970	2005	40 years
Birchwood Nursing and Rehab	(a)	(2)	Cooper	TX	96,000	2,726,580	8,304	—	96,000	2,734,884	(559,753)	1966	2005	40 years
Smith Nursing and Rehab	(a)	(2)	Wolfe City	TX	49,000	1,010,304	(8,304)	—	49,000	1,002,000	(225,281)	1946	2005	40 years
Blanco Villa Nursing and Rehab	(a)	(3)	San Antonio	TX	341,847	1,931,216	951,592	—	341,847	2,882,808	(549,348)	1969	2005	40 years
Forest Hill Nursing Center	(a)		Ft. Worth	TX	87,904	1,764,129	—	(1,852,033)	—	—	—	—	2005	40 years
Garland Nursing and Rehab	(a)	(3)	Garland	TX	56,509	1,058,409	1,401,030	—	56,509	2,459,439	(290,688)	1964	2005	40 years
Hillcrest Nursing and Rehab	(a)	(3)	Wylie	TX	209,992	2,683,768	5,438	—	209,992	2,689,206	(559,464)	1975	2005	40 years
Mansfield Nursing and Rehab	(a)	(3)	Mansfield	TX	486,958	2,142,550	(17,723)	—	486,958	2,124,827	(474,635)	1964	2005	40 years
Westridge Nursing and Rehab	(a)	(3)	Lancaster	TX	625,790	1,847,633	(15,270)	—	625,790	1,832,363	(481,431)	1973	2005	40 years
Clifton Nursing and Rehab	(a)	(4)	Clifton	TX	125,000	2,974,643	—	—	125,000	2,974,643	(666,780)	1995	2005	40 years
Brownwood Nursing and Rehab	(a)	(2)	Brownwood	TX	140,000	3,463,711	844,609	—	140,000	4,308,320	(708,624)	1968	2005	40 years
Irving Nursing and Rehab	(a)	(2)	Irving	TX	137,000	1,248,284	(10,284)	—	137,000	1,238,000	(290,419)	1972	2005	40 years
Stanton Nursing and Rehab	(a)	(3)	Stanton	TX	261,000	1,017,599	11,707	—	261,000	1,029,306	(231,828)	1972	2005	40 years
Valley Mills Nursing and Rehab	(a)	(3)	Valley Mills	TX	34,000	1,091,210	(8,977)	—	34,000	1,082,233	(235,395)	1971	2005	40 years
Hometown Care Center	(a)		Moody	TX	13,000	328,263	—	(341,263)	—	—	—	—	2005	40 years
Shuksan Healthcare Center	(a)	(3)	Bellingham	WA	61,000	491,085	1,983,432	—	61,000	2,474,517	(265,694)	1965	2005	40 years
Orange Villa Nursing and Rehab	(a)	(4)	Orange	TX	97,500	1,948,490	17,468	—	97,500	1,965,958	(423,569)	1973	2005	40 years
Pinehurst Nursing and Rehab	(a)	(4)	Orange	TX	98,500	2,072,051	22,567	—	98,500	2,094,618	(466,572)	1955	2005	40 years

AVIV REIT, INC. AND SUBSIDIARIES

SCHEDULE III – (CONTINUED)

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Wheeler Nursing and Rehab	(a)	(2)	Wheeler	TX	17,000	1,369,290	—	—	17,000	1,369,290	(313,914)	1982	2005	40 years
North Pointe Nursing and Rehab	(a)	(4)	Watauga	TX	1,061,000	3,845,890	—	—	1,061,000	3,845,890	(767,548)	1999	2005	40 years
ABC Health Center	(a)	(2)	Harrisonville	MO	143,500	1,922,391	122,010	—	143,500	2,044,401	(391,399)	1970	2005	40 years
Camden Health Center	(a)	(2)	Harrisonville	MO	189,000	2,531,961	68,462	—	189,000	2,600,423	(482,866)	1977	2005	40 years
Cedar Valley Health Center	(a)	(2)	Rayton	MO	252,000	3,375,981	58,200	—	252,000	3,434,181	(710,737)	1978	2005	40 years
Monett Healthcare Center	(a)	(2)	Monett	MO	259,000	3,469,761	(26,381)	—	259,000	3,443,380	(693,357)	1976	2005	40 years
White Ridge Health Center	(a)	(2)	Lee’s Summit	MO	292,250	3,914,964	32,514	—	292,250	3,947,478	(768,828)	1986	2005	40 years
The Orchards Rehab/Care Center	(a)	(3)	Lewiston	ID	201,000	4,319,316	35,324	—	201,000	4,354,640	(1,002,064)	1958	2005	40 years
SunBridge for Payette	(a)	(3)	Payette	ID	179,000	3,165,530	(26,331)	—	179,000	3,139,199	(557,003)	1964	2005	40 years
Magic Valley Manor-Assisted Living	(b)	(3)	Wendell	ID	177,000	405,331	1,005,334	—	177,000	1,410,665	(152,005)	1911	2005	40 years
McCall Rehab and Living Center	(a)	(3)	McCall	ID	213,000	675,976	(5,624)	—	213,000	670,352	(146,885)	1965	2005	40 years
Menlo Park Health Care	(a)	(3)	Portland	OR	112,000	2,205,297	—	—	112,000	2,205,297	(564,499)	1959	2005	40 years
Burton Care Center	(a)	(4)	Burlington	WA	115,000	1,169,629	—	—	115,000	1,169,629	(234,027)	1930	2005	40 years
Columbia View Care Center	(a)	(2)	Cathlamet	WA	49,200	504,900	—	—	49,200	504,900	(119,562)	1965	2005	40 years
Pinehurst Park Terrace	(a)		Seattle	WA	—	360,236	—	(360,236)	—	—	—	—	2005	40 years
Grandview Healthcare Center	(a)	(3)	Grandview	WA	19,300	1,155,216	14,917	—	19,300	1,170,133	(329,071)	1964	2005	40 years
Hillcrest Manor	(a)	(3)	Sunnyside	WA	102,000	1,638,826	5,269,826	—	102,000	6,908,652	(415,870)	1970	2005	40 years
Evergreen Foothills Center	(a)	(3)	Phoenix	AZ	500,000	4,537,644	—	—	500,000	4,537,644	(1,166,270)	1997	2005	40 years
Evergreen Hot Springs Center	(a)	(4)	Hot Springs	MT	103,500	1,942,861	19,412	—	103,500	1,962,273	(388,214)	1963	2005	40 years
Evergreen Polson Center	(a)	(4)	Polson	MT	121,000	2,357,612	(19,412)	—	121,000	2,338,200	(496,834)	1971	2005	40 years
Evergreen Sun City Center	(a)	(3)	Sun City	AZ	476,231	5,697,720	60,161	—	476,231	5,757,881	(1,206,101)	1985	2005	40 years
Sunset Gardens at Mesa	(b)	(3)	Mesa	AZ	123,000	1,640,673	(13,547)	—	123,000	1,627,126	(326,721)	1974	2005	40 years

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Evergreen Mesa Christian Center	(a)	(3)	Mesa	AZ	466,000	6,231,061	(46,614)	(615,000)	466,000	5,569,447	(1,329,657)	1973	2005	40 years
Evergreen The Dalles Center	(a)	(2)	The Dalles	OR	200,000	3,831,789	91,952	—	200,000	3,923,741	(731,577)	1964	2005	40 years
Evergreen Vista Health Center	(a)	(2)	LaGrande	OR	281,000	4,783,790	248,354	—	281,000	5,032,144	(891,795)	1961	2005	40 years
Whitman Health and Rehab Center	(a)	(2)	Colfax	WA	231,000	6,271,162	38,289	—	231,000	6,309,451	(1,119,667)	1985	2005	40 years
Fountain Retirement Hotel	(b)	(3)	Youngtown	AZ	101,300	1,939,835	163,302	—	101,300	2,103,137	(435,071)	1971	2005	40 years
Gilmer Care Center	(a)	(3)	Gilmer	TX	257,000	2,992,894	362,306	—	257,000	3,355,200	(625,255)	1967	2005	40 years
Columbus Nursing and Rehab Center	(a)	(2)	Columbus	WI	352,000	3,476,920	209,328	—	352,000	3,686,248	(655,099)	1950	2005	40 years
San Juan Rehab and Care Center	(a)	(3)	Anacortes	WA	625,000	1,184,855	2,041,630	—	625,000	3,226,485	(574,072)	1965	2005	40 years
Infinia at Faribault	(a)	(3)	Faribault	MN	70,000	1,484,598	102,124	—	70,000	1,586,722	(355,658)	1958	2005	40 years
Infinia at Owatonna	(a)	(3)	Owatonna	MN	125,000	2,321,296	(19,308)	—	125,000	2,301,988	(474,594)	1963	2005	40 years
Infinia at Willmar	(a)	(3)	Wilmar	MN	70,000	1,341,155	19,645	—	70,000	1,360,800	(284,125)	1998	2005	40 years
Infinia at Florence Heights	(a)	(2)	Omaha	NE	413,000	3,516,247	4,353	—	413,000	3,520,600	(827,102)	1999	2005	40 years
Infinia at Ogden	(a)	(3)	Ogden	UT	233,800	4,478,450	600,246	—	233,800	5,078,696	(874,854)	1977	2005	40 years
Prescott Manor Nursing Center	(a)	(3)	Prescott	AR	43,500	1,461,860	209,056	—	43,500	1,670,916	(405,386)	1965	2005	40 years
Star City Nursing Center	(a)	(3)	Star City	AR	28,000	1,068,891	80,125	—	28,000	1,149,016	(226,920)	1969	2005	40 years
Westview Manor of Peabody	(a)	(2)	Peabody	KS	22,000	502,177	—	—	22,000	502,177	(103,727)	1963	2005	40 years
Orchard Grove Extended Care Center	(a)	(2)	Benton Harbor	MI	166,000	3,185,496	361,939	—	166,000	3,547,435	(673,395)	1971	2005	40 years
Marysville Care Center	(a)		Marysville	CA	281,000	1,319,608	—	(1,600,608)	—	—	—	—	2005	40 years
Yuba City Care Center	(a)		Yuba City	CA	177,385	2,129,584	—	(2,306,969)	—	—	—	—	2005	40 years
Lexington Care Center	(a)	(3)	Lexington	MO	151,000	2,943,170	325,142	—	151,000	3,268,312	(660,259)	1970	2005	40 years
Twin Falls Care Center	(a)	(2)	Twin Falls	ID	448,000	5,144,793	—	—	448,000	5,144,793	(1,012,401)	1961	2005	40 years
Gordon Lane Care Center	(a)	(2)	Fullerton	CA	2,982,000	3,648,346	—	—	2,982,000	3,648,346	(705,956)	1966	2005	40 years
Sierra View Care Center	(a)	(4)	Baldwin Park	CA	868,400	1,748,141	6,377	—	868,400	1,754,518	(388,845)	1938	2005	40 years

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Villa Maria Care Center	(a)		Long Beach	CA	139,600	766,778	—	(906,378)	—	—	—	—	2005	40 years
High Street Care Center	(a)	(3)	Oakland	CA	246,000	684,695	11,776	—	246,000	696,471	(141,024)	1961	2005	40 years
MacArthur Care Center	(a)	(3)	Oakland	CA	246,000	1,415,776	(11,776)	—	246,000	1,404,000	(384,497)	1960	2005	40 years
Pomona Vista Alzheimer’s Center	(a)	(4)	Pomona	CA	403,000	954,853	—	—	403,000	954,853	(215,325)	1959	2005	40 years
Rose Convalescent Hospital	(a)	(4)	Baldwin Park	CA	1,308,000	486,043	—	—	1,308,000	486,043	(127,236)	1963	2005	40 years
Country Oaks Nursing Center	(a)	(3)	Pomona	CA	1,393,000	2,426,180	—	—	1,393,000	2,426,180	(483,625)	1964	2005	40 years
Evergreen Nursing/Rehab Center	(a)	(3)	Effingham	IL	317,388	3,461,794	—	—	317,388	3,461,794	(702,211)	1974	2005	40 years
Deseret at Hutchinson	(a)	(2)	Hutchinson	KS	180,000	2,546,991	—	—	180,000	2,546,991	(532,129)	1963	2005	40 years
Northridge Healthcare/Rehab	(a)	(3)	Little Rock	AR	465,000	3,011,597	55,321	—	465,000	3,066,918	(893,375)	1969	2005	40 years
Doctors Nursing and Rehab Center	(a)	(3)	Salem	IL	125,000	4,663,792	900,000	—	125,000	5,563,792	(971,791)	1972	2005	40 years
Woodland Hills Health/Rehab	(a)	(3)	Little Rock	AR	270,000	4,006,007	—	—	270,000	4,006,007	(688,890)	1979	2005	40 years
North Richland Hills	(a)		North Richland Hills	TX	980,458	—	5,067,466	(6,047,924)	—	—	—	—	2005	40 years
Chenal Heights	(a)	(2)	Little Rock	AR	1,411,446	—	7,330,169	—	1,411,446	7,330,169	(1,063,673)	2008	2006	40 years
Willis Nursing and Rehab	(a)	(2)	Willis	TX	212,000	2,407,367	—	—	212,000	2,407,367	(387,518)	1975	2006	40 years
Blanchette Place Care Center	(a)	(3)	St. Charles	MO	1,300,000	10,777,312	3,586	—	1,300,000	10,780,898	(1,559,506)	1994	2006	40 years
Cathedral Gardens Care Center	(a)	(3)	St. Louis	MO	1,600,000	9,524,876	51,229	—	1,600,000	9,576,105	(1,424,929)	1979	2006	40 years
Heritage Park Skilled Care	(a)	(3)	Rolla	MO	1,200,000	7,840,918	59,901	—	1,200,000	7,900,819	(1,114,401)	1993	2006	40 years
Oak Forest Skilled Care	(a)	(3)	Ballwin	MO	550,000	3,995,129	42,870	—	550,000	4,037,999	(601,075)	2004	2006	40 years
Richland Care and Rehab	(a)	(3)	Olney	IL	350,000	2,484,264	—	—	350,000	2,484,264	(416,970)	2004	2006	40 years
Bonham Nursing and Rehab	(a)	(3)	Bonham	TX	76,000	1,129,849	—	—	76,000	1,129,849	(171,900)	1969	2006	40 years
Columbus Nursing and Rehab	(a)	(2)	Columbus	TX	150,000	1,808,552	—	—	150,000	1,808,552	(292,895)	1974	2006	40 years
Denison Nursing and Rehab	(a)	(2)	Denison	TX	178,000	1,945,000	—	—	178,000	1,945,000	(297,461)	1958	2006	40 years
Falfurrias Nursing and Rehab	(a)	(2)	Falfurias	TX	92,000	1,065,000	—	—	92,000	1,065,000	(177,455)	1974	2006	40 years
Houston Nursing and Rehab	(a)	(2)	Houston	TX	228,000	2,451,893	—	—	228,000	2,451,893	(374,068)	1976	2006	40 years

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Kleburg County Nursing/Rehab	(a)	(4)	Kingsville	TX	315,000	3,688,676	—	—	315,000	3,688,676	(562,364)	1947	2006	40 years
Terry Haven Nursing and Rehab	(a)	(2)	Mount Vernon	TX	180,000	1,970,861	—	—	180,000	1,970,861	(327,443)	2004	2006	40 years
Deseret at Mansfield	(b)	(3)	Mansfield	OH	146,000	2,689,968	15,748	—	146,000	2,705,716	(377,139)	1980	2006	40 years
Clarkston Care Center	(a)	(3)	Clarkston	WA	161,633	7,038,367	4,537,514	—	161,633	11,575,881	(1,244,562)	1970	2006	40 years
Highland Terrace Nursing Center	(a)	(3)	Camas	WA	592,776	3,921,159	5,234,581	—	592,776	9,155,740	(866,012)	1970	2006	40 years
Richland Rehabilitation Center	(a)	(4)	Richland	WA	693,000	9,307,000	145,819	—	693,000	9,452,819	(1,302,072)	2004	2006	40 years
Evergreen Milton-Freewater Center	(a)	(2)	Milton Freewater	OR	700,000	5,403,570	—	—	700,000	5,403,570	(814,211)	1965	2006	40 years
Douglas Rehab and Care Center	(a)	(3)	Matoon	IL	250,000	2,390,779	260,000	(13,246)	250,000	2,637,533	(360,740)	1963	2006	40 years
Hillside Living Center	(a)	(3)	Yorkville	IL	560,000	3,073,603	—	(3,168)	560,000	3,070,435	(497,520)	1963	2006	40 years
Arbor View Nursing / Rehab Center	(a)	(3)	Zion	IL	147,000	5,235,290	139,889	(3,855,328)	30,355	1,636,496	(666,850)	1970	2006	40 years
Ashford Hall	(a)	(3)	Irving	TX	1,746,000	11,418,567	113,706	(142,702)	1,746,000	11,389,571	(1,648,057)	1964	2006	40 years
Belmont Nursing and Rehab Center	(a)	(3)	Madison	WI	480,000	1,861,061	6,207	—	480,000	1,867,268	(329,630)	1974	2006	40 years
Blue Ash Nursing and Rehab Center	(a)	(3)	Cincinnati	OH	125,000	6,278,450	447,530	—	125,000	6,725,980	(1,119,598)	1969	2006	40 years
West Chester Nursing/Rehab Center	(a)	(3)	West Chester	OH	100,000	5,663,460	368,689	—	100,000	6,032,149	(1,000,968)	1965	2006	40 years
Wilmington Nursing/Rehab Center	(a)	(3)	Willmington	OH	125,000	6,078,450	472,388	—	125,000	6,550,838	(1,083,737)	1951	2006	40 years
Extended Care Hospital of Riverside	(a)	(2)	Riverside	CA	1,091,000	5,646,826	—	(26,375)	1,091,000	5,620,451	(1,227,831)	1967	2006	40 years
Heritage Manor	(a)	(2)	Monterey Park	CA	1,585,508	9,274,154	—	(23,200)	1,585,508	9,250,954	(1,790,583)	1965	2006	40 years
French Park Care Center	(a)	(2)	Santa Ana	CA	1,076,447	5,983,614	596,442	—	1,076,447	6,580,056	(942,477)	1967	2006	40 years
North Valley Nursing Center	(a)	(2)	Tujunga	CA	613,800	5,031,473	—	(25,382)	613,800	5,006,091	(865,367)	1967	2006	40 years
Villa Rancho Bernardo Care Center	(a)	(2)	San Diego	CA	1,425,347	9,652,911	65,349	(57,067)	1,425,347	9,661,193	(1,444,220)	1994	2006	40 years
Austin Nursing Center	(a)	(3)	Austin	TX	1,501,040	4,504,643	185,833	—	1,501,040	4,690,476	(590,439)	2007	2007	40 years
Dove Hill Care Center and Villas	(a)	(3)	Hamilton	TX	58,397	5,781,296	—	—	58,397	5,781,296	(706,056)	1998	2007	40 years

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
Brighten at Medford	(a)	(3)	Medford	MA	2,365,610	6,612,915	291,912	(858,916)	2,122,533	6,288,988	(926,808)	1978	2007	40 years
Brighten at Ambler	(a)	(3)	Ambler	PA	370,010	5,111,673	(681,580)	—	370,010	4,430,093	(562,528)	1963	2007	40 years
Brighten at Broomall	(a)	(3)	Broomall	PA	607,870	3,930,013	590,503	—	607,870	4,520,516	(631,641)	1955	2007	40 years
Brighten at Bryn Mawr	(a)	(3)	Bryn Mawr	PA	708,300	6,352,474	1,187,886	—	708,300	7,540,360	(918,492)	1972	2007	40 years
Brighten at Julia Ribaudo	(a)	(3)	Lake Ariel	PA	369,050	7,559,765	730,412	—	369,050	8,290,177	(1,094,149)	1980	2007	40 years
Good Samaritan Nursing Home	(a)	(2)	Avon	OH	393,813	8,856,210	108,495	—	393,813	8,964,705	(1,298,381)	1964	2007	40 years
Belleville Illinois	(a)	(3)	Belleville	IL	670,481	3,431,286	—	—	670,481	3,431,286	(419,366)	1978	2007	40 years
Homestead Various Leases (f)	(a)	(3)		TX	345,197	4,352,982	5,504	—	345,197	4,358,486	(550,921)	—	2007	40 years
Byrd Haven Nursing Home	(a)	(3)	Searcy	AR	772,501	2,413,388	761,524	—	772,501	3,174,912	(324,347)	1961	2008	40 years
Evergreen Arvin Healthcare	(a)	(2)	Arvin	CA	900,000	4,764,928	758,102	—	1,020,441	5,402,589	(525,044)	1984	2008	40 years
Evergreen Bakersfield Healthcare	(a)	(2)	Bakersfield	CA	1,000,000	12,154,112	1,760,333	—	1,133,824	13,780,621	(1,207,162)	1987	2008	40 years
Evergreen Lakeport Healthcare	(a)	(2)	Lakeport	CA	1,100,000	5,237,033	848,045	—	1,247,206	5,937,872	(590,241)	1987	2008	40 years
New Hope Care Center	(a)	(2)	Tracy	CA	1,900,000	10,293,920	1,631,836	—	2,154,265	11,671,491	(1,041,255)	1987	2008	40 years
Olive Ridge Care Center	(a)	(2)	Oroville	CA	800,000	8,609,470	1,933,101	—	907,059	10,435,512	(931,776)	1987	2008	40 years
Twin Oaks Health & Rehab	(a)	(2)	Chico	CA	1,300,000	8,397,558	1,297,764	—	1,473,971	9,521,351	(928,551)	1988	2008	40 years
Evergreen Health & Rehab	(a)	(2)	LaGrande	OR	1,400,000	808,374	295,533	—	1,587,353	916,554	(113,142)	1975	2008	40 years
Evergreen Bremerton Health & Rehab	(a)	(2)	Bremerton	WA	650,000	1,366,315	269,830	(1,390,033)	258,285	637,827	(146,113)	1969	2008	40 years
Four Fountains	(a)	(3)	Belleville	IL	989,489	5,007,411	—	—	989,489	5,007,411	(442,198)	1972	2008	40 years
Brookside Health & Rehab	(a)	(3)	Little Rock	AR	750,690	4,421,289	1,613,473	—	750,690	6,034,762	(538,746)	1969	2008	40 years
Skilcare Nursing Center	(a)	(3)	Jonesboro	AR	417,050	7,007,007	—	—	417,050	7,007,007	(678,534)	1973	2008	40 years
Stoneybrook Health & Rehab Center	(a)	(3)	Benton	AR	250,231	3,170,134	—	—	250,231	3,170,134	(330,209)	1968	2008	40 years
Trumann Health & Rehab	(a)	(3)	Trumann	AR	166,821	3,587,185	—	—	166,821	3,587,185	(343,416)	1971	2008	40 years
Deseret at McPherson	(a)	(2)	McPherson	KS	92,001	1,874,921	—	—	92,001	1,874,921	(168,969)	1970	2008	40 years
Mission Nursing Center	(a)	(4)	Riverside	CA	230,000	1,209,976	—	—	230,000	1,209,976	(112,123)	1957	2008	40 years
New Byrd Haven Nursing Home	(a)	(3)	Searcy	AR	—	10,213,112	—	—	—	10,213,112	(823,174)	2009	2009	40 years
Evergreen Health & Rehab of Petaluma	(a)	(2)	Petaluma	CA	748,668	2,459,910	—	—	748,668	2,459,910	(264,529)	1969	2009	40 years
Evergreen Mountain View Health & Rehab	(a)	(2)	Carson City	NV	3,454,723	5,942,468	—	—	3,454,723	5,942,468	(459,236)	1977	2009	40 years
Little Rock Health and Rehab	(a)	(1)	Little Rock	AR	471,169	4,778,831	6,795,588	—	471,169	11,574,419	(421,853)	1971	2009	40 years
Hidden Acres Health Care	(a)	(3)	Mount Pleasant	TN	67,413	3,312,587	—	—	67,413	3,312,587	(139,369)	1979	2010	40 years
Community Care and Rehab	(a)	(1)	Riverside	CA	1,648,067	9,851,933	—	—	1,648,067	9,851,933	(382,768)	1965	2010	40 years
Heritage Gardens of Portageville	(a)	(3)	Portageville	MO	223,658	3,088,802	—	—	223,658	3,088,802	(108,656)	1995	2010	40 years
Heritage Gardens of Greenville	(a)	(3)	Greenville	MO	118,925	2,218,775	—	—	118,925	2,218,775	(79,850)	1990	2010	40 years
Heritage Gardens of Senath	(a)	(3)	Senath	MO	108,843	2,773,194	263,143	—	108,843	3,036,337	(107,963)	1980	2010	40 years
Heritage Gardens of Senath South	(a)	(3)	Senath	MO	72,805	1,854,998	—	—	72,805	1,854,998	(67,959)	1980	2010	40 years
The Carrington	(a)	(2)	Lynchburg	VA	705,888	4,294,112	—	—	705,888	4,294,112	(138,011)	1994	2010	40 years
Arma Care Center	(a)	(2)	Arma	KS	57,452	2,897,772	—	—	57,452	2,897,772	(85,877)	1970	2010	40 years
Yates Center Nursing and Rehab	(a)	(2)	Yates	KS	54,340	2,990,435	—	—	54,340	2,990,435	(88,193)	1967	2011	40 years
Great Bend Health & Rehab Center	(a)	(2)	Great Bend	KS	111,482	4,588,518	288,312	—	111,482	4,876,830	(172,122)	1965	2010	40 years
Maplewood at Norwalk	(b)	(3)	Norwalk	CT	1,589,950	1,010,050	4,611,873	—	1,589,950	5,621,923	(25,251)	1983	2010	40 years
Carrizo Springs Nursing & Rehab	(a)	(3)	Carrizo Springs	TX	45,317	1,954,683	—	—	45,317	1,954,683	(63,153)	1965	2010	40 years
Maplewood at Orange	(b)	(2)	Orange	CT	1,133,533	11,155,287	2,131,478	—	1,133,533	13,286,765	(351,534)	1999	2010	40 years
Wellington Leasehold	(a)	(3)	Wellington	KS	—	—	1,403,108	—	—	1,403,108	(19,769)	1957	2010	21years
St. James Nursing & Rehab	(a)	(3)	Carrabelle	FL	1,144,155	8,855,845	—	—	1,144,155	8,855,845	(214,960)	2009	2011	40 years
University Manor	(a)	(3)	Cleveland	OH	886,425	8,694,575	—	—	886,425	8,694,575	(183,827)	1982	2011	40 years
Grand Rapids Care Center	(a)	(3)	Grand Rapids	OH	288,249	1,516,629	—	—	288,249	1,516,629	(28,633)	1993	2011	40 years
Bellevue Care Center	(a)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(64,119)	1988	2011	40 years
Orchard Grove Assisted Living	(b)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(64,120)	1998	2011	40 years
Woodland Manor Nursing and Rehabilitation	(a)	(3)	Conroe	TX	576,518	2,090,586	115,000	—	576,518	2,205,586	(51,016)	1975	2011	40 years
Fredericksburg Nursing and Rehabilitation	(a)	(3)	Fredericksburg	TX	326,731	3,046,370	—	—	326,731	3,046,370	(58,617)	1970	2011	40 years
Jasper Nursing and Rehabilitation	(a)	(3)	Jasper	TX	113,083	2,554,020	—	—	113,083	2,554,020	(46,490)	1972	2011	40 years
Legacy Park Community Living Center	(a)	(3)	Peabody	KS	33,420	1,266,580	—	—	33,420	1,266,580	(25,752)	1963	2011	40 years
Lakewood Senior Living of Pratt	(a)	(3)	Pratt	KS	18,503	502,901	—	—	18,503	502,901	(12,496)	1964	2011	40 years
Lakewood Senior Living of Seville	(a)	(3)	Wichita	KS	93,731	896,938	—	—	93,731	896,938	(19,176)	1977	2011	40 years
Lakewood Senior Living of Haviland	(a)	(3)	Haviland	KS	112,480	648,771	—	—	112,480	648,771	(15,506)	1971	2011	40 years
Oak Manor Nursing and Rehabilitation	(a)	(3)	Commerce	TX	224,899	1,867,793	78,806	—	224,899	1,946,599	(41,184)	1963	2011	40 years
Loma Linda Healthcare	(a)	(3)	Moberly	MO	913,017	4,556,983	—	—	913,017	4,556,983	(89,139)	1987	2011	40 years
Maplewood at Newtown	(b)	(3)	Newtown	CT	4,941,584	7,058,416	3,332,745	—	6,314,004	9,018,742	(175,867)	2000	2011	40 years
Chatham Acres Nursing Home	(a)	(3)	Chatham	PA	203,431	1,996,569	—	—	203,431	1,996,569	(47,735)	1873	2011	40 years
Transitions Healthcare Gettysburg	(a)	(3)	Gettysburg	PA	241,994	5,858,005	67,696	—	241,994	5,925,701	(70,586)	1950	2011	40 years
Maplewood at Darien	(b)	(3)	Darien	CT	2,430,458	3,069,542	1,132,247	—	2,430,458	4,201,789	(26,305)	2012	2011	40 years
Crawford Manor	(a)	(2)	Cleveland	OH	119,877	3,080,123	—	—	119,877	3,080,123	(27,412)	1994	2011	40 years
Aviv Asset Management	(d)	(3)	Chicago	IL	—	—	411,969	—	—	411,969	(156,747)	—
Skagit Aviv	(e)	(3)	Mt. Vernon	WA	—	—	422,205	—	—	422,205	—	—
Chatham Acres	(e)	(3)	Chatham	PA	—	—	274,318	—	—	274,318	—	—
Amberwood Manor Nursing Home Rehabilitation	(a)	(5)	New Philadelphia	PA	450,642	3,264,346	—	—	450,642	3,264,346	(14,435)	1962	2011	40 years
Caring Heights Community Care & Rehabilitation Center	(a)	(5)	Coroapolis	PA	1,546,079	10,018,012	—	—	1,546,079	10,018,012	(44,480)	1983	2011	40 years
Dunmore Healthcare Group	(a)	(5)	Dunmore	PA	398,110	6,812,777	—	—	398,110	6,812,777	(30,530)	2002	2011	40 years
Eagle Creek Healthcare Group	(a)	(5)	West Union	OH	1,055,733	5,774,130	—	—	1,055,733	5,774,130	(25,726)	1981	2011	40 years
Edison Manor Nursing & Rehabilitation	(a)	(5)	New Castle	PA	393,475	8,246,253	—	—	393,475	8,246,253	(37,098)	1982	2011	40 years
Indian Hills Health & Rehabilitation Center	(a)	(5)	Euclid	OH	852,677	8,425,268	—	—	852,677	8,425,268	(37,367)	1989	2011	40 years
Milcrest Nursing Center	(a)	(5)	Marysville	OH	735,942	2,169,369	—	—	735,942	2,169,369	(9,872)	1968	2011	40 years
Scranton Healthcare Center	(a)	(5)	Scranton	PA	1,120,202	5,536,985	—	—	1,120,202	5,536,985	(24,174)	2002	2011	40 years
Deseret Nursing & Rehabilitation at Colby	(a)	(5)	Colby	KS	569,437	2,798,928	—	—	569,437	2,798,928	(12,144)	1974	2011	40 years
Deseret Nursing & Rehabilitation at Kensington	(a)	(5)	Kensington	KS	279,893	1,418,766	—	—	279,893	1,418,766	(6,514)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Onaga	(a)	(5)	Onaga	KS	86,863	2,866,488	—	—	86,863	2,866,488	(12,426)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Oswego	(a)	(5)	Oswego	KS	183,378	839,678	—	—	183,378	839,678	(3,981)	1960	2011	40 years
Deseret Nursing & Rehabilitation at Smith Center	(a)	(5)	Smith Center	KS	106,166	1,650,402	—	—	106,166	1,650,402	(7,359)	1964	2011	40 years
Burford Manor	(a)	(5)	Davis	OK	80,000	3,220,000	—	—	80,000	3,220,000	(14,292)	1969	2011	40 years
Care Meridian Cowan Heights	(h)	(5)	Santa Ana	CA	219,887	1,129,422	—	—	219,887	1,129,422	—	1989	2011	40 years
Care Meridian Escondido	(h)	(5)	Escondido	CA	169,913	1,139,416	—	—	169,913	1,139,416	—	1990	2011	40 years
Care Meridian Fresno-Marks	(h)	(5)	Fresno	CA	269,862	1,709,125	—	—	269,862	1,709,125	—	1990	2011	40 years
Care Meridian La Habra Heights	(h)	(5)	La Habra	CA	199,898	1,339,314	—	—	199,898	1,339,314	—	1990	2011	40 years
Care Meridian Sacramento	(h)	(5)	Elk Grove	CA	219,887	1,649,155	—	—	219,887	1,649,155	—	1992	2011	40 years
Care Meridian Oxnard	(h)	(5)	Oxnard	CA	99,949	1,219,375	—	—	99,949	1,219,375	—	1994	2011	40 years
Care Meridian Santiago Canyon	(h)	(5)	Silverado	CA	549,718	1,039,468	—	—	549,718	1,039,468	—	1999	2011	40 years
Care Meridian Marin	(h)	(5)	Fairfax	CA	319,836	2,148,899	—	—	319,836	2,148,899	—	2000	2011	40 years
Care Meridian Gilroy	(h)	(5)	Gilroy	CA	1,089,442	1,759,099	—	—	1,089,442	1,759,099	—	2000	2011	40 years
Care Meridian Artesia	(h)	(5)	Artesia	CA	179,908	1,389,288	—	—	179,908	1,389,288	—	2002	2011	40 yesar
Care Meridian Las Vegas	(a)	(5)	Las Vegas	NV	759,611	7,776,017	—	—	759,611	7,776,017	—	2004	2011	40 years
Sandalwood Healthcare	(a)	(5)	Little Rock	AR	1,040,000	3,710,000	—	—	1,040,000	3,710,000	—	1996	2011	40 years
Bath Creek		(3)	Cuyahoga Falls	OH	—	—	—	—	—	—	—

					$103,199,886	$754,151,054	$79,220,090	$(28,105,455)	$102,925,122	$805,542,464	$(96,796,028)

Assets under direct financing leases

Description	Type of Asset	Encumbrances	City	State	Initial Cost to Company	Acceleration/ Amortization	Impairment / Dispositions	Gross Amount Carried at December 31, 2011	Year of Construction	Date Acquired
Fountain Lake	(a)	(2)	Hot Springs	AR	$10,418,738	$497,443	$—	$10,916,181	2007	2008

					$10,418,738	$497,443	$—	$10,916,181

(a)	Skilled Nursing Facilities (SNFs)
(b)	Assisted Living Facilities (ALFs)
(c)	Vacant Land
(d)	Assets relating to corporate office space
(e)	Developmental asset
(f)	Includes six properties all allocated in Texas
(g)	The aggregate cost for federal income tax purposes of the real estate as of December 31, 2011 is $611,116,546 (unaudited)
(h)	Traumatic Brain Injury Center (TBIs)

Encumbrances:	(1)	Standalone first mortgage
	(2)	The Mortgage
	(3)	Unencumbered
	(4)	The Revolver
	(5)	The Acquisition Credit Line

	For the Years Ended December 31,
	2011	2010	2009
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$703,049,477	$636,409,268	$606,691,800

Additions during period:
Acquisitions	186,078,338	63,005,000	17,856,000
Development of real estate investments and capital expenditures	36,686,682	7,815,209	11,861,468
Dispositions:
Sale of assets	(339,009)	(4,084,000)	—
Impairment(i)	(6,091,721)	(96,000)	—

Balance at end of period	$919,383,767	$703,049,477	$636,409,268

Accumulated depreciation:
Balance at beginning of period	$75,948,944	$58,673,377	$42,091,996

Additions during period:
Depreciation expense	20,847,084	17,853,799	17,527,656
Dispositions:
Sale of assets	—	(578,232)	(946,275)
Impairment(i)	—	—	—

Balance at end of period	$96,796,028	$75,948,944	$58,673,377

(i)	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Real Estate Investments

SCHEDULE III – REAL ESTATE INVESTMENTS

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2011 (g)
Description	Type of Asset	Encumbrances	City	State	Land	Buildings & Improvements	Improvements	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
SunBridge Care/Rehab-Broadway	(a)	(2)	Methuen	MA	$31,469	$495,552	$—	$(130,000)	$31,469	$365,552	$(164,498)	1910	1993	40 years
SunBridge - Colonial Heights	(a)	(2)	Lawrence	MA	63,160	958,681	—	(225,000)	63,160	733,681	(330,157)	1963	1993	40 years
SunBridge - Fall River	(c)		Fall River	MA	90,707	1,308,677	—	(1,399,384)	—	—	—	—	1993	40 years
SunBridge Care Center- Glenwood	(a)	(2)	Lowell	MA	82,483	1,210,652	—	(252,500)	82,483	958,152	(431,164)	1964	1993	40 years
SunBridge - Hammond House	(a)	(2)	Worchester	MA	42,062	663,598	488,598	(663,598)	42,062	488,598	(219,869)	1965	1993	40 years
SunBridge for North Reading	(a)	(2)	North Reading	MA	113,195	1,567,397	—	(252,500)	113,195	1,314,897	(591,703)	1966	1993	40 years
Robbin House Nursing and Rehab	(c)		Quincy	MA	66,000	1,051,668	—	(1,117,668)	—	—	—	—	1993	40 years
SunBridge Care Center - Rosewood	(a)	(2)	Fall River	MA	31,893	512,984	—	(142,501)	31,893	370,483	(166,717)	1882	1993	40 years
SunBridge Care/Rehab-Sandalwood	(a)	(2)	Oxford	MA	64,435	940,982	497,782	(192,500)	64,435	1,246,264	(384,714)	1966	1993	40 years
SunBridge - Spring Valley	(a)	(2)	Worchester	MA	71,084	1,030,725	—	(205,000)	71,084	825,725	(371,576)	1960	1993	40 years
SunBridge Care/Rehab-Town Manor	(c)		Lawrence	MA	89,790	1,305,518	—	(1,395,308)	—	—	—	—	1993	40 years
SunBridge Care/Rehab-Woodmill	(a)	(2)	Lawrence	MA	61,210	946,028	—	(235,000)	61,210	711,028	(319,963)	1965	1993	40 years
SunBridge Care/Rehab-Worcester	(c)		Worchester	MA	92,512	1,374,636	—	(1,467,148)	—	—	—	—	1993	40 years
Countryside Community	(a)	(2)	South Haven	MI	221,000	4,239,161	12,959	—	221,000	4,252,120	(829,923)	1975	2005	40 years
Pepin Manor	(a)	(2)	Pepin	WI	318,000	1,569,959	182,045	—	318,000	1,752,004	(309,980)	1978	2005	40 years
Highland Health Care Center	(a)	(2)	Highland	IL	189,921	1,723,523	—	—	189,921	1,723,523	(362,626)	1963	2005	40 years
Nebraska Skilled Nursing/Rehab	(a)	(2)	Omaha	NE	211,000	6,694,584	—	(1,510)	209,490	6,694,584	(1,477,526)	1971	2005	40 years
Casa Real	(a)	(2)	Santa Fe	NM	1,029,800	2,692,295	630,608	—	1,029,800	3,322,903	(688,502)	1985	2005	40 years
Clayton Nursing and Rehab	(a)	(2)	Clayton	NM	41,000	790,476	—	—	41,000	790,476	(227,029)	1960	2005	40 years
Country Cottage Care/Rehab Center	(a)	(2)	Hobbs	NM	9,000	671,536	—	—	9,000	671,536	(225,301)	1963	2005	40 years
Bloomfield Nursing/Rehab Center	(a)	(2)	Bloomfield	NM	343,800	4,736,296	—	—	343,800	4,736,296	(954,321)	1985	2005	40 years
Espanola Valley Center	(a)	(2)	Espanola	NM	216,000	4,143,364	—	—	216,000	4,143,364	(919,478)	1984	2005	40 years
Sunshine Haven Lordsburg	(a)	(2)	Lordsburg	NM	57,041	1,881,927	—	—	57,041	1,881,927	(350,477)	1972	2005	40 years
Silver City Care Center	(a)	(2)	Silver City	NM	305,000	5,843,505	—	—	305,000	5,843,505	(1,143,540)	1984	2005	40 years
Raton Nursing and Rehab Center	(a)	(2)	Raton	NM	128,000	1,509,456	—	—	128,000	1,509,456	(417,333)	1985	2005	40 years
Red Rocks Care Center	(a)	(2)	Gallup	NM	329,000	3,952,779	—	—	329,000	3,952,779	(841,101)	1978	2005	40 years
Heritage Villa Nursing/Rehab	(a)	(2)	Dayton	TX	18,000	435,568	9,400	—	18,000	444,968	(107,714)	1964	2005	40 years
Wellington Oaks Nursing/Rehab	(a)	(2)	Ft. Worth	TX	137,000	1,147,400	(9,400)	—	137,000	1,138,000	(287,720)	1963	2005	40 years
Seven Oaks Nursing and Rehab	(a)	(2)	Bonham	TX	63,000	2,583,389	—	—	63,000	2,583,389	(541,131)	1970	2005	40 years
Birchwood Nursing and Rehab	(a)	(2)	Cooper	TX	96,000	2,726,580	8,304	—	96,000	2,734,884	(559,753)	1966	2005	40 years
Smith Nursing and Rehab	(a)	(2)	Wolfe City	TX	49,000	1,010,304	(8,304)	—	49,000	1,002,000	(225,281)	1946	2005	40 years
Blanco Villa Nursing and Rehab	(a)	(3)	San Antonio	TX	341,847	1,931,216	951,592	—	341,847	2,882,808	(549,348)	1969	2005	40 years
Forest Hill Nursing Center	(a)		Ft. Worth	TX	87,904	1,764,129	—	(1,852,033)	—	—	—	—	2005	40 years
Garland Nursing and Rehab	(a)	(3)	Garland	TX	56,509	1,058,409	1,401,030	—	56,509	2,459,439	(290,688)	1964	2005	40 years
Hillcrest Nursing and Rehab	(a)	(3)	Wylie	TX	209,992	2,683,768	5,438	—	209,992	2,689,206	(559,464)	1975	2005	40 years
Mansfield Nursing and Rehab	(a)	(3)	Mansfield	TX	486,958	2,142,550	(17,723)	—	486,958	2,124,827	(474,635)	1964	2005	40 years
Westridge Nursing and Rehab	(a)	(3)	Lancaster	TX	625,790	1,847,633	(15,270)	—	625,790	1,832,363	(481,431)	1973	2005	40 years
Clifton Nursing and Rehab	(a)	(4)	Clifton	TX	125,000	2,974,643	—	—	125,000	2,974,643	(666,780)	1995	2005	40 years
Brownwood Nursing and Rehab	(a)	(2)	Brownwood	TX	140,000	3,463,711	844,609	—	140,000	4,308,320	(708,624)	1968	2005	40 years
Irving Nursing and Rehab	(a)	(2)	Irving	TX	137,000	1,248,284	(10,284)	—	137,000	1,238,000	(290,419)	1972	2005	40 years
Stanton Nursing and Rehab	(a)	(3)	Stanton	TX	261,000	1,017,599	11,707	—	261,000	1,029,306	(231,828)	1972	2005	40 years
Valley Mills Nursing and Rehab	(a)	(3)	Valley Mills	TX	34,000	1,091,210	(8,977)	—	34,000	1,082,233	(235,395)	1971	2005	40 years
Hometown Care Center	(a)		Moody	TX	13,000	328,263	—	(341,263)	—	—	—	—	2005	40 years
Shuksan Healthcare Center	(a)	(3)	Bellingham	WA	61,000	491,085	1,983,432	—	61,000	2,474,517	(265,694)	1965	2005	40 years
Orange Villa Nursing and Rehab	(a)	(4)	Orange	TX	97,500	1,948,490	17,468	—	97,500	1,965,958	(423,569)	1973	2005	40 years
Pinehurst Nursing and Rehab	(a)	(4)	Orange	TX	98,500	2,072,051	22,567	—	98,500	2,094,618	(466,572)	1955	2005	40 years
Wheeler Nursing and Rehab	(a)	(2)	Wheeler	TX	17,000	1,369,290	—	—	17,000	1,369,290	(313,914)	1982	2005	40 years
North Pointe Nursing and Rehab	(a)	(4)	Watauga	TX	1,061,000	3,845,890	—	—	1,061,000	3,845,890	(767,548)	1999	2005	40 years
ABC Health Center	(a)	(2)	Harrisonville	MO	143,500	1,922,391	122,010	—	143,500	2,044,401	(391,399)	1970	2005	40 years
Camden Health Center	(a)	(2)	Harrisonville	MO	189,000	2,531,961	68,462	—	189,000	2,600,423	(482,866)	1977	2005	40 years
Cedar Valley Health Center	(a)	(2)	Rayton	MO	252,000	3,375,981	58,200	—	252,000	3,434,181	(710,737)	1978	2005	40 years
Monett Healthcare Center	(a)	(2)	Monett	MO	259,000	3,469,761	(26,381)	—	259,000	3,443,380	(693,357)	1976	2005	40 years
White Ridge Health Center	(a)	(2)	Lee’s Summit	MO	292,250	3,914,964	32,514	—	292,250	3,947,478	(768,828)	1986	2005	40 years
The Orchards Rehab/Care Center	(a)	(3)	Lewiston	ID	201,000	4,319,316	35,324	—	201,000	4,354,640	(1,002,064)	1958	2005	40 years
SunBridge for Payette	(a)	(3)	Payette	ID	179,000	3,165,530	(26,331)	—	179,000	3,139,199	(557,003)	1964	2005	40 years
Magic Valley Manor-Assisted Living	(b)	(3)	Wendell	ID	177,000	405,331	1,005,334	—	177,000	1,410,665	(152,005)	1911	2005	40 years
McCall Rehab and Living Center	(a)	(3)	McCall	ID	213,000	675,976	(5,624)	—	213,000	670,352	(146,885)	1965	2005	40 years
Menlo Park Health Care	(a)	(3)	Portland	OR	112,000	2,205,297	—	—	112,000	2,205,297	(564,499)	1959	2005	40 years
Burton Care Center	(a)	(4)	Burlington	WA	115,000	1,169,629	—	—	115,000	1,169,629	(234,027)	1930	2005	40 years
Columbia View Care Center	(a)	(2)	Cathlamet	WA	49,200	504,900	—	—	49,200	504,900	(119,562)	1965	2005	40 years
Pinehurst Park Terrace	(a)		Seattle	WA	—	360,236	—	(360,236)	—	—	—	—	2005	40 years
Grandview Healthcare Center	(a)	(3)	Grandview	WA	19,300	1,155,216	14,917	—	19,300	1,170,133	(329,071)	1964	2005	40 years
Hillcrest Manor	(a)	(3)	Sunnyside	WA	102,000	1,638,826	5,269,826	—	102,000	6,908,652	(415,870)	1970	2005	40 years
Evergreen Foothills Center	(a)	(3)	Phoenix	AZ	500,000	4,537,644	-	-	500,000	4,537,644	(1,166,270)	1997	2005	40 years
Evergreen Hot Springs Center	(a)	(4)	Hot Springs	MT	103,500	1,942,861	19,412	—	103,500	1,962,273	(388,214)	1963	2005	40 years
Evergreen Polson Center	(a)	(4)	Polson	MT	121,000	2,357,612	(19,412)	—	121,000	2,338,200	(496,834)	1971	2005	40 years
Evergreen Sun City Center	(a)	(3)	Sun City	AZ	476,231	5,697,720	60,161	—	476,231	5,757,881	(1,206,101)	1985	2005	40 years
Sunset Gardens at Mesa	(b)	(3)	Mesa	AZ	123,000	1,640,673	(13,547)	—	123,000	1,627,126	(326,721)	1974	2005	40 years
Evergreen Mesa Christian Center	(a)	(3)	Mesa	AZ	466,000	6,231,061	(46,614)	(615,000)	466,000	5,569,447	(1,329,657)	1973	2005	40 years
Evergreen The Dalles Center	(a)	(2)	The Dalles	OR	200,000	3,831,789	91,952	—	200,000	3,923,741	(731,577)	1964	2005	40 years
Evergreen Vista Health Center	(a)	(2)	LaGrande	OR	281,000	4,783,790	248,354	—	281,000	5,032,144	(891,795)	1961	2005	40 years
Whitman Health and Rehab Center	(a)	(2)	Colfax	WA	231,000	6,271,162	38,289	—	231,000	6,309,451	(1,119,667)	1985	2005	40 years
Fountain Retirement Hotel	(b)	(3)	Youngtown	AZ	101,300	1,939,835	163,302	—	101,300	2,103,137	(435,071)	1971	2005	40 years
Gilmer Care Center	(a)	(3)	Gilmer	TX	257,000	2,992,894	362,306	—	257,000	3,355,200	(625,255)	1967	2005	40 years
Columbus Nursing and Rehab Center	(a)	(2)	Columbus	WI	352,000	3,476,920	209,328	—	352,000	3,686,248	(655,099)	1950	2005	40 years
San Juan Rehab and Care Center	(a)	(3)	Anacortes	WA	625,000	1,184,855	2,041,630	—	625,000	3,226,485	(574,072)	1965	2005	40 years
Infinia at Faribault	(a)	(3)	Faribault	MN	70,000	1,484,598	102,124	—	70,000	1,586,722	(355,658)	1958	2005	40 years
Infinia at Owatonna	(a)	(3)	Owatonna	MN	125,000	2,321,296	(19,308)	—	125,000	2,301,988	(474,594)	1963	2005	40 years
Infinia at Willmar	(a)	(3)	Wilmar	MN	70,000	1,341,155	19,645	—	70,000	1,360,800	(284,125)	1998	2005	40 years
Infinia at Florence Heights	(a)	(2)	Omaha	NE	413,000	3,516,247	4,353	—	413,000	3,520,600	(827,102)	1999	2005	40 years
Infinia at Ogden	(a)	(3)	Ogden	UT	233,800	4,478,450	600,246	—	233,800	5,078,696	(874,854)	1977	2005	40 years
Prescott Manor Nursing Center	(a)	(3)	Prescott	AR	43,500	1,461,860	209,056	—	43,500	1,670,916	(405,386)	1965	2005	40 years
Star City Nursing Center	(a)	(3)	Star City	AR	28,000	1,068,891	80,125	—	28,000	1,149,016	(226,920)	1969	2005	40 years
Westview Manor of Peabody	(a)	(2)	Peabody	KS	22,000	502,177	—	—	22,000	502,177	(103,727)	1963	2005	40 years
Orchard Grove Extended Care Center	(a)	(2)	Benton Harbor	MI	166,000	3,185,496	361,939	—	166,000	3,547,435	(673,395)	1971	2005	40 years
Marysville Care Center	(a)		Marysville	CA	281,000	1,319,608	—	(1,600,608)	—	—	—	—	2005	40 years
Yuba City Care Center	(a)		Yuba City	CA	177,385	2,129,584	—	(2,306,969)	—	—	—	—	2005	40 years
Lexington Care Center	(a)	(3)	Lexington	MO	151,000	2,943,170	325,142	—	151,000	3,268,312	(660,259)	1970	2005	40 years
Twin Falls Care Center	(a)	(2)	Twin Falls	ID	448,000	5,144,793	—	—	448,000	5,144,793	(1,012,401)	1961	2005	40 years
Gordon Lane Care Center	(a)	(2)	Fullerton	CA	2,982,000	3,648,346	—	—	2,982,000	3,648,346	(705,956)	1966	2005	40 years
Sierra View Care Center	(a)	(4)	Baldwin Park	CA	868,400	1,748,141	6,377	—	868,400	1,754,518	(388,845)	1938	2005	40 years
Villa Maria Care Center	(a)		Long Beach	CA	139,600	766,778	—	(906,378)	—	—	—	—	2005	40 years
High Street Care Center	(a)	(3)	Oakland	CA	246,000	684,695	11,776	—	246,000	696,471	(141,024)	1961	2005	40 years
MacArthur Care Center	(a)	(3)	Oakland	CA	246,000	1,415,776	(11,776)	—	246,000	1,404,000	(384,497)	1960	2005	40 years
Pomona Vista Alzheimer’s Center	(a)	(4)	Pomona	CA	403,000	954,853	—	—	403,000	954,853	(215,325)	1959	2005	40 years
Rose Convalescent Hospital	(a)	(4)	Baldwin Park	CA	1,308,000	486,043	—	—	1,308,000	486,043	(127,236)	1963	2005	40 years
Country Oaks Nursing Center	(a)	(3)	Pomona	CA	1,393,000	2,426,180	—	—	1,393,000	2,426,180	(483,625)	1964	2005	40 years
Evergreen Nursing/Rehab Center	(a)	(3)	Effingham	IL	317,388	3,461,794	—	—	317,388	3,461,794	(702,211)	1974	2005	40 years
Deseret at Hutchinson	(a)	(2)	Hutchinson	KS	180,000	2,546,991	—	—	180,000	2,546,991	(532,129)	1963	2005	40 years
Northridge Healthcare/Rehab	(a)	(3)	Little Rock	AR	465,000	3,011,597	55,321	—	465,000	3,066,918	(893,375)	1969	2005	40 years
Doctors Nursing and Rehab Center	(a)	(3)	Salem	IL	125,000	4,663,792	900,000	—	125,000	5,563,792	(971,791)	1972	2005	40 years
Woodland Hills Health/Rehab	(a)	(3)	Little Rock	AR	270,000	4,006,007	—	—	270,000	4,006,007	(688,890)	1979	2005	40 years
North Richland Hills	(a)		North Richland Hills	TX	980,458	—	5,067,466	(6,047,924)	—	—	—	—	2005	40 years
Chenal Heights	(a)	(2)	Little Rock	AR	1,411,446	—	7,330,169	—	1,411,446	7,330,169	(1,063,673)	2008	2006	40 years
Willis Nursing and Rehab	(a)	(2)	Willis	TX	212,000	2,407,367	—	—	212,000	2,407,367	(387,518)	1975	2006	40 years
Blanchette Place Care Center	(a)	(3)	St. Charles	MO	1,300,000	10,777,312	3,586	—	1,300,000	10,780,898	(1,559,506)	1994	2006	40 years
Cathedral Gardens Care Center	(a)	(3)	St. Louis	MO	1,600,000	9,524,876	51,229	—	1,600,000	9,576,105	(1,424,929)	1979	2006	40 years
Heritage Park Skilled Care	(a)	(3)	Rolla	MO	1,200,000	7,840,918	59,901	—	1,200,000	7,900,819	(1,114,401)	1993	2006	40 years
Oak Forest Skilled Care	(a)	(3)	Ballwin	MO	550,000	3,995,129	42,870	—	550,000	4,037,999	(601,075)	2004	2006	40 years
Richland Care and Rehab	(a)	(3)	Olney	IL	350,000	2,484,264	—	—	350,000	2,484,264	(416,970)	2004	2006	40 years
Bonham Nursing and Rehab	(a)	(3)	Bonham	TX	76,000	1,129,849	—	—	76,000	1,129,849	(171,900)	1969	2006	40 years
Columbus Nursing and Rehab	(a)	(2)	Columbus	TX	150,000	1,808,552	—	—	150,000	1,808,552	(292,895)	1974	2006	40 years
Denison Nursing and Rehab	(a)	(2)	Denison	TX	178,000	1,945,000	—	—	178,000	1,945,000	(297,461)	1958	2006	40 years
Falfurrias Nursing and Rehab	(a)	(2)	Falfurias	TX	92,000	1,065,000	—	—	92,000	1,065,000	(177,455)	1974	2006	40 years
Houston Nursing and Rehab	(a)	(2)	Houston	TX	228,000	2,451,893	—	—	228,000	2,451,893	(374,068)	1976	2006	40 years
Kleburg County Nursing/Rehab	(a)	(4)	Kingsville	TX	315,000	3,688,676	—	—	315,000	3,688,676	(562,364)	1947	2006	40 years
Terry Haven Nursing and Rehab	(a)	(2)	Mount Vernon	TX	180,000	1,970,861	—	—	180,000	1,970,861	(327,443)	2004	2006	40 years
Deseret at Mansfield	(b)	(3)	Mansfield	OH	146,000	2,689,968	15,748	—	146,000	2,705,716	(377,139)	1980	2006	40 years
Clarkston Care Center	(a)	(3)	Clarkston	WA	161,633	7,038,367	4,537,514	—	161,633	11,575,881	(1,244,562)	1970	2006	40 years
Highland Terrace Nursing Center	(a)	(3)	Camas	WA	592,776	3,921,159	5,234,581	—	592,776	9,155,740	(866,012)	1970	2006	40 years
Richland Rehabilitation Center	(a)	(4)	Richland	WA	693,000	9,307,000	145,819	—	693,000	9,452,819	(1,302,072)	2004	2006	40 years
Evergreen Milton-Freewater Center	(a)	(2)	Milton Freewater	OR	700,000	5,403,570	—	—	700,000	5,403,570	(814,211)	1965	2006	40 years
Douglas Rehab and Care Center	(a)	(3)	Matoon	IL	250,000	2,390,779	260,000	(13,246)	250,000	2,637,533	(360,740)	1963	2006	40 years
Hillside Living Center	(a)	(3)	Yorkville	IL	560,000	3,073,603	—	(3,168)	560,000	3,070,435	(497,520)	1963	2006	40 years
Arbor View Nursing / Rehab Center	(a)	(3)	Zion	IL	147,000	5,235,290	139,889	(3,855,328)	30,355	1,636,496	(666,850)	1970	2006	40 years
Ashford Hall	(a)	(3)	Irving	TX	1,746,000	11,418,567	113,706	(142,702)	1,746,000	11,389,571	(1,648,057)	1964	2006	40 years
Belmont Nursing and Rehab Center	(a)	(3)	Madison	WI	480,000	1,861,061	6,207	—	480,000	1,867,268	(329,630)	1974	2006	40 years
Blue Ash Nursing and Rehab Center	(a)	(3)	Cincinnati	OH	125,000	6,278,450	447,530	—	125,000	6,725,980	(1,119,598)	1969	2006	40 years
West Chester Nursing/Rehab Center	(a)	(3)	West Chester	OH	100,000	5,663,460	368,689	—	100,000	6,032,149	(1,000,968)	1965	2006	40 years
Wilmington Nursing/Rehab Center	(a)	(3)	Willmington	OH	125,000	6,078,450	472,388	—	125,000	6,550,838	(1,083,737)	1951	2006	40 years
Extended Care Hospital of Riverside	(a)	(2)	Riverside	CA	1,091,000	5,646,826	—	(26,375)	1,091,000	5,620,451	(1,227,831)	1967	2006	40 years
Heritage Manor	(a)	(2)	Monterey Park	CA	1,585,508	9,274,154	—	(23,200)	1,585,508	9,250,954	(1,790,583)	1965	2006	40 years
French Park Care Center	(a)	(2)	Santa Ana	CA	1,076,447	5,983,614	596,442	—	1,076,447	6,580,056	(942,477)	1967	2006	40 years
North Valley Nursing Center	(a)	(2)	Tujunga	CA	613,800	5,031,473	—	(25,382)	613,800	5,006,091	(865,367)	1967	2006	40 years
Villa Rancho Bernardo Care Center	(a)	(2)	San Diego	CA	1,425,347	9,652,911	65,349	(57,067)	1,425,347	9,661,193	(1,444,220)	1994	2006	40 years
Austin Nursing Center	(a)	(3)	Austin	TX	1,501,040	4,504,643	185,833	—	1,501,040	4,690,476	(590,439)	2007	2007	40 years
Dove Hill Care Center and Villas	(a)	(3)	Hamilton	TX	58,397	5,781,296	—	—	58,397	5,781,296	(706,056)	1998	2007	40 years
Brighten at Medford	(a)	(3)	Medford	MA	2,365,610	6,612,915	291,912	(858,916)	2,122,533	6,288,988	(926,808)	1978	2007	40 years
Brighten at Ambler	(a)	(3)	Ambler	PA	370,010	5,111,673	(681,580)	—	370,010	4,430,093	(562,528)	1963	2007	40 years
Brighten at Broomall	(a)	(3)	Broomall	PA	607,870	3,930,013	590,503	—	607,870	4,520,516	(631,641)	1955	2007	40 years
Brighten at Bryn Mawr	(a)	(3)	Bryn Mawr	PA	708,300	6,352,474	1,187,886	—	708,300	7,540,360	(918,492)	1972	2007	40 years
Brighten at Julia Ribaudo	(a)	(3)	Lake Ariel	PA	369,050	7,559,765	730,412	—	369,050	8,290,177	(1,094,149)	1980	2007	40 years
Good Samaritan Nursing Home	(a)	(2)	Avon	OH	393,813	8,856,210	108,495	—	393,813	8,964,705	(1,298,381)	1964	2007	40 years
Belleville Illinois	(a)	(3)	Belleville	IL	670,481	3,431,286	—	—	670,481	3,431,286	(419,366)	1978	2007	40 years
Homestead Various Leases (f)	(a)	(3)		TX	345,197	4,352,982	5,504	—	345,197	4,358,486	(550,921)	—	2007	40 years
Byrd Haven Nursing Home	(a)	(3)	Searcy	AR	772,501	2,413,388	761,524	—	772,501	3,174,912	(324,347)	1961	2008	40 years
Evergreen Arvin Healthcare	(a)	(2)	Arvin	CA	900,000	4,764,928	758,102	—	1,020,441	5,402,589	(525,044)	1984	2008	40 years
Evergreen Bakersfield Healthcare	(a)	(2)	Bakersfield	CA	1,000,000	12,154,112	1,760,333	—	1,133,824	13,780,621	(1,207,162)	1987	2008	40 years
Evergreen Lakeport Healthcare	(a)	(2)	Lakeport	CA	1,100,000	5,237,033	848,045	—	1,247,206	5,937,872	(590,241)	1987	2008	40 years
New Hope Care Center	(a)	(2)	Tracy	CA	1,900,000	10,293,920	1,631,836	—	2,154,265	11,671,491	(1,041,255)	1987	2008	40 years
Olive Ridge Care Center	(a)	(2)	Oroville	CA	800,000	8,609,470	1,933,101	—	907,059	10,435,512	(931,776)	1987	2008	40 years
Twin Oaks Health & Rehab	(a)	(2)	Chico	CA	1,300,000	8,397,558	1,297,764	—	1,473,971	9,521,351	(928,551)	1988	2008	40 years
Evergreen Health & Rehab	(a)	(2)	LaGrande	OR	1,400,000	808,374	295,533	—	1,587,353	916,554	(113,142)	1975	2008	40 years
Evergreen Bremerton Health & Rehab	(a)	(2)	Bremerton	WA	650,000	1,366,315	269,830	(1,390,033)	258,285	637,827	(146,113)	1969	2008	40 years
Four Fountains	(a)	(3)	Belleville	IL	989,489	5,007,411	—	—	989,489	5,007,411	(442,198)	1972	2008	40 years
Brookside Health & Rehab	(a)	(3)	Little Rock	AR	750,690	4,421,289	1,613,473	—	750,690	6,034,762	(538,746)	1969	2008	40 years
Skilcare Nursing Center	(a)	(3)	Jonesboro	AR	417,050	7,007,007	—	—	417,050	7,007,007	(678,534)	1973	2008	40 years
Stoneybrook Health & Rehab Center	(a)	(3)	Benton	AR	250,231	3,170,134	—	—	250,231	3,170,134	(330,209)	1968	2008	40 years
Trumann Health & Rehab	(a)	(3)	Trumann	AR	166,821	3,587,185	—	—	166,821	3,587,185	(343,416)	1971	2008	40 years
Deseret at McPherson	(a)	(2)	McPherson	KS	92,001	1,874,921	—	—	92,001	1,874,921	(168,969)	1970	2008	40 years
Mission Nursing Center	(a)	(4)	Riverside	CA	230,000	1,209,976	—	—	230,000	1,209,976	(112,123)	1957	2008	40 years
New Byrd Haven Nursing Home	(a)	(3)	Searcy	AR	—	10,213,112	—	—	—	10,213,112	(823,174)	2009	2009	40 years
Evergreen Health & Rehab of Petaluma	(a)	(2)	Petaluma	CA	748,668	2,459,910	—	—	748,668	2,459,910	(264,529)	1969	2009	40 years
Evergreen Mountain View Health & Rehab	(a)	(2)	Carson City	NV	3,454,723	5,942,468	—	—	3,454,723	5,942,468	(459,236)	1977	2009	40 years
Little Rock Health and Rehab	(a)	(1)	Little Rock	AR	471,169	4,778,831	6,795,588	—	471,169	11,574,419	(421,853)	1971	2009	40 years
Hidden Acres Health Care	(a)	(3)	Mount Pleasant	TN	67,413	3,312,587	—	—	67,413	3,312,587	(139,369)	1979	2010	40 years
Community Care and Rehab	(a)	(1)	Riverside	CA	1,648,067	9,851,933	—	—	1,648,067	9,851,933	(382,768)	1965	2010	40 years
Heritage Gardens of Portageville	(a)	(3)	Portageville	MO	223,658	3,088,802	—	—	223,658	3,088,802	(108,656)	1995	2010	40 years
Heritage Gardens of Greenville	(a)	(3)	Greenville	MO	118,925	2,218,775	—	—	118,925	2,218,775	(79,850)	1990	2010	40 years
Heritage Gardens of Senath	(a)	(3)	Senath	MO	108,843	2,773,194	263,143	—	108,843	3,036,337	(107,963)	1980	2010	40 years
Heritage Gardens of Senath South	(a)	(3)	Senath	MO	72,805	1,854,998	—	—	72,805	1,854,998	(67,959)	1980	2010	40 years
The Carrington	(a)	(2)	Lynchburg	VA	705,888	4,294,112	—	—	705,888	4,294,112	(138,011)	1994	2010	40 years
Arma Care Center	(a)	(2)	Arma	KS	57,452	2,897,772	—	—	57,452	2,897,772	(85,877)	1970	2010	40 years
Yates Center Nursing and Rehab	(a)	(2)	Yates	KS	54,340	2,990,435	—	—	54,340	2,990,435	(88,193)	1967	2011	40 years
Great Bend Health & Rehab Center	(a)	(2)	Great Bend	KS	111,482	4,588,518	288,312	—	111,482	4,876,830	(172,122)	1965	2010	40 years
Maplewood at Norwalk	(b)	(3)	Norwalk	CT	1,589,950	1,010,050	4,611,873	—	1,589,950	5,621,923	(25,251)	1983	2010	40 years
Carrizo Springs Nursing & Rehab	(a)	(3)	Carrizo Springs	TX	45,317	1,954,683	—	—	45,317	1,954,683	(63,153)	1965	2010	40 years
Maplewood at Orange	(b)	(2)	Orange	CT	1,133,533	11,155,287	2,131,478	—	1,133,533	13,286,765	(351,534)	1999	2010	40 years
Wellington Leasehold	(a)	(3)	Wellington	KS	—	—	1,403,108	—	—	1,403,108	(19,769)	1957	2010	21years
St. James Nursing & Rehab	(a)	(3)	Carrabelle	FL	1,144,155	8,855,845	—	—	1,144,155	8,855,845	(214,960)	2009	2011	40 years
University Manor	(a)	(3)	Cleveland	OH	886,425	8,694,575	—	—	886,425	8,694,575	(183,827)	1982	2011	40 years
Grand Rapids Care Center	(a)	(3)	Grand Rapids	OH	288,249	1,516,629	—	—	288,249	1,516,629	(28,633)	1993	2011	40 years
Bellevue Care Center	(a)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(64,119)	1988	2011	40 years
Orchard Grove Assisted Living	(b)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(64,120)	1998	2011	40 years
Woodland Manor Nursing and Rehabilitation	(a)	(3)	Conroe	TX	576,518	2,090,586	115,000	—	576,518	2,205,586	(51,016)	1975	2011	40 years
Fredericksburg Nursing and Rehabilitation	(a)	(3)	Fredericksburg	TX	326,731	3,046,370	—	—	326,731	3,046,370	(58,617)	1970	2011	40 years
Jasper Nursing and Rehabilitation	(a)	(3)	Jasper	TX	113,083	2,554,020	—	—	113,083	2,554,020	(46,490)	1972	2011	40 years
Legacy Park Community Living Center	(a)	(3)	Peabody	KS	33,420	1,266,580	—	—	33,420	1,266,580	(25,752)	1963	2011	40 years
Lakewood Senior Living of Pratt	(a)	(3)	Pratt	KS	18,503	502,901	—	—	18,503	502,901	(12,496)	1964	2011	40 years
Lakewood Senior Living of Seville	(a)	(3)	Wichita	KS	93,731	896,938	—	—	93,731	896,938	(19,176)	1977	2011	40 years
Lakewood Senior Living of Haviland	(a)	(3)	Haviland	KS	112,480	648,771	—	—	112,480	648,771	(15,506)	1971	2011	40 years
Oak Manor Nursing and Rehabilitation	(a)	(3)	Commerce	TX	224,899	1,867,793	78,806	—	224,899	1,946,599	(41,184)	1963	2011	40 years
Loma Linda Healthcare	(a)	(3)	Moberly	MO	913,017	4,556,983	—	—	913,017	4,556,983	(89,139)	1987	2011	40 years
Maplewood at Newtown	(b)	(3)	Newtown	CT	4,941,584	7,058,416	3,332,745	—	6,314,004	9,018,742	(175,867)	2000	2011	40 years
Chatham Acres Nursing Home	(a)	(3)	Chatham	PA	203,431	1,996,569	—	—	203,431	1,996,569	(47,735)	1873	2011	40 years
Transitions Healthcare Gettysburg	(a)	(3)	Gettysburg	PA	241,994	5,858,005	67,696	—	241,994	5,925,701	(70,586)	1950	2011	40 years
Maplewood at Darien	(b)	(3)	Darien	CT	2,430,458	3,069,542	1,132,247	—	2,430,458	4,201,789	(26,305)	2012	2011	40 years
Crawford Manor	(a)	(2)	Cleveland	OH	119,877	3,080,123	—	—	119,877	3,080,123	(27,412)	1994	2011	40 years
Aviv Asset Management	(d)	(3)	Chicago	IL	—	—	411,969	—	—	411,969	(156,747)	—
Skagit Aviv	(e)	(3)	Mt. Vernon	WA	—	—	422,205	—	—	422,205	—	—
Chatham Acres	(e)	(3)	Chatham	PA	—	—	274,318	—	—	274,318	—	—
Amberwood Manor Nursing Home Rehabilitation	(a)	(5)	New Philadelphia	PA	450,642	3,264,346	—	—	450,642	3,264,346	(14,435)	1962	2011	40 years
Caring Heights Community Care & Rehabilitation Center	(a)	(5)	Coroapolis	PA	1,546,079	10,018,012	—	—	1,546,079	10,018,012	(44,480)	1983	2011	40 years
Dunmore Healthcare Group	(a)	(5)	Dunmore	PA	398,110	6,812,777	—	—	398,110	6,812,777	(30,530)	2002	2011	40 years
Eagle Creek Healthcare Group	(a)	(5)	West Union	OH	1,055,733	5,774,130	—	—	1,055,733	5,774,130	(25,726)	1981	2011	40 years
Edison Manor Nursing & Rehabilitation	(a)	(5)	New Castle	PA	393,475	8,246,253	—	—	393,475	8,246,253	(37,098)	1982	2011	40 years
Indian Hills Health & Rehabilitation Center	(a)	(5)	Euclid	OH	852,677	8,425,268	—	—	852,677	8,425,268	(37,367)	1989	2011	40 years
Milcrest Nursing Center	(a)	(5)	Marysville	OH	735,942	2,169,369	—	—	735,942	2,169,369	(9,872)	1968	2011	40 years
Scranton Healthcare Center	(a)	(5)	Scranton	PA	1,120,202	5,536,985	—	—	1,120,202	5,536,985	(24,174)	2002	2011	40 years
Deseret Nursing & Rehabilitation at Colby	(a)	(5)	Colby	KS	569,437	2,798,928	—	—	569,437	2,798,928	(12,144)	1974	2011	40 years
Deseret Nursing & Rehabilitation at Kensington	(a)	(5)	Kensington	KS	279,893	1,418,766	—	—	279,893	1,418,766	(6,514)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Onaga	(a)	(5)	Onaga	KS	86,863	2,866,488	—	—	86,863	2,866,488	(12,426)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Oswego	(a)	(5)	Oswego	KS	183,378	839,678	—	—	183,378	839,678	(3,981)	1960	2011	40 years
Deseret Nursing & Rehabilitation at Smith Center	(a)	(5)	Smith Center	KS	106,166	1,650,402	—	—	106,166	1,650,402	(7,359)	1964	2011	40 years
Burford Manor	(a)	(5)	Davis	OK	80,000	3,220,000	—	—	80,000	3,220,000	(14,292)	1969	2011	40 years
Care Meridian Cowan Heights	(h)	(5)	Santa Ana	CA	219,887	1,129,422	—	—	219,887	1,129,422	—	1989	2011	40 years
Care Meridian Escondido	(h)	(5)	Escondido	CA	169,913	1,139,416	—	—	169,913	1,139,416	—	1990	2011	40 years
Care Meridian Fresno-Marks	(h)	(5)	Fresno	CA	269,862	1,709,125	—	—	269,862	1,709,125	—	1990	2011	40 years
Care Meridian La Habra Heights	(h)	(5)	La Habra	CA	199,898	1,339,314	—	—	199,898	1,339,314	—	1990	2011	40 years
Care Meridian Sacramento	(h)	(5)	Elk Grove	CA	219,887	1,649,155	—	—	219,887	1,649,155	—	1992	2011	40 years
Care Meridian Oxnard	(h)	(5)	Oxnard	CA	99,949	1,219,375	—	—	99,949	1,219,375	—	1994	2011	40 years
Care Meridian Santiago Canyon	(h)	(5)	Silverado	CA	549,718	1,039,468	—	—	549,718	1,039,468	—	1999	2011	40 years
Care Meridian Marin	(h)	(5)	Fairfax	CA	319,836	2,148,899	—	—	319,836	2,148,899	—	2000	2011	40 years
Care Meridian Gilroy	(h)	(5)	Gilroy	CA	1,089,442	1,759,099	—	—	1,089,442	1,759,099	—	2000	2011	40 years
Care Meridian Artesia	(h)	(5)	Artesia	CA	179,908	1,389,288	—	—	179,908	1,389,288	—	2002	2011	40 years
Care Meridian Las Vegas	(a)	(5)	Las Vegas	NV	759,611	7,776,017	—	—	759,611	7,776,017	—	2004	2011	40 years
Sandalwood Healthcare	(a)	(5)	Little Rock	AR	1,040,000	3,710,000	—	—	1,040,000	3,710,000	—	1996	2011	40 years
Bath Creek		(3)	Cuyahoga Falls	OH	—	—	—	—	—	—	—

					$103,199,886	$754,151,054	$79,220,090	$(28,105,455)	$102,925,122	$805,542,464	$(96,796,028)

Assets under direct financing leases

Description	Type of Asset	Encumbrances	City	State	Initial Cost to Company	Acceleration/ Amortization	Impairment / Dispositions	Gross Amount Carried at December 31, 2011	Year of Construction	Date Acquired
Fountain Lake	(a)	(2)	Hot Springs	AR	$10,418,738	$497,443	$—	$10,916,181	2007	2008

					$10,418,738	$497,443	$—	$10,916,181

(a)	Skilled Nursing Facilities (SNFs)
(b)	Assisted Living Facilities (ALFs)
(c)	Vacant Land
(d)	Assets relating to corporate office space
(e)	Developmental asset
(f)	Includes six properties all allocated in Texas
(g)	The aggregate cost for federal income tax purposes of the real estate as of December 31, 2011 is $611,116,546 (unaudited)
(h)	Traumatic Brain Injury Center (TBIs)

Encumbrances:	(1)	Standalone first mortgage
	(2)	The Mortgage
	(3)	Unencumbered
	(4)	The Revolver
	(5)	The Acquisition Credit Line

	For the Years Ended December 31,
	2011	2010	2009
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$703,049,477	$636,409,268	$606,691,800
Additions during period:
Acquisitions	186,078,338	63,005,000	17,856,000
Development of real estate investments and capital expenditures	36,686,682	7,815,209	11,861,468
Dispositions:

Sale of assets	(339,009)	(4,084,000)	—
Impairment(i)	(6,091,721)	(96,000)	—

Balance at end of period	$919,383,767	$703,049,477	$636,409,268

Accumulated depreciation:
Balance at beginning of period	$75,948,944	$58,673,377	$42,091,996
Additions during period:
Depreciation expense	20,847,084	17,853,799	17,527,656
Dispositions:
Sale of assets	—	(578,232)	(946,275)
Impairment(i)	—	—	—

Balance at end of period	$96,796,028	$75,948,944	$58,673,377

(i)	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.